DODGE & COX STOCK FUND
Portfolio of Investments (unaudited)
                September 30, 2024
Common Stocks: 97.3%
	Shares	Value
Communication Services: 11.3%
Media & Entertainment: 10.0%
Alphabet, Inc., Class A	9,526,300	$1,579,936,855
Alphabet, Inc., Class C	14,368,660	2,402,296,266
Charter Communications, Inc., Class A(a)	7,462,776	2,418,536,446
Comcast Corp., Class A	47,051,594	1,965,345,081
EchoStar Corp., Class A(a)	9,310,709	231,091,797
Fox Corp., Class A	22,503,375	952,567,864
Fox Corp., Class B	8,493,265	329,538,682
Meta Platforms, Inc., Class A	2,607,800	1,492,809,032
News Corp., Class A	7,765,890	206,805,651
		11,578,927,674
Telecommunication Services: 1.3%
T-Mobile U.S., Inc.	7,255,237	1,497,190,707
		13,076,118,381
Consumer Discretionary: 4.6%
Automobiles & Components: 0.4%
Honda Motor Co., Ltd. ADR (Japan)	16,048,200	509,209,386
Consumer Discretionary Distribution & Retail: 2.3%
Amazon.com, Inc.(a)	11,480,600	2,139,180,198
The Gap, Inc.(b)	22,292,772	491,555,622
		2,630,735,820
Consumer Durables & Apparel: 0.5%
VF Corp.(b)	27,401,600	546,661,920
Consumer Services: 1.4%
Booking Holdings, Inc.	401,730	1,692,134,968
		5,378,742,094
Consumer Staples: 3.0%
Food, Beverage & Tobacco: 1.8%
Anheuser-Busch InBev SA/NV ADR (Belgium)	23,225,700	1,539,631,653
Molson Coors Beverage Co., Class B(b)	10,727,325	617,035,734
		2,156,667,387
Household & Personal Products: 1.2%
Haleon PLC ADR (United Kingdom)	130,111,961	1,376,584,547
		3,533,251,934
Energy: 5.5%
Baker Hughes Co., Class A	33,551,066	1,212,871,036
ConocoPhillips	8,392,934	883,608,092
Occidental Petroleum Corp.(b)	54,290,826	2,798,149,172
Occidental Petroleum Corp., Warrant(a)(b)	9,508,814	282,601,952
The Williams Co., Inc.	26,837,757	1,225,143,607
		6,402,373,859
Financials: 23.9%
Banks: 5.0%
Bank of America Corp.	38,734,800	1,536,996,864
Truist Financial Corp.	17,687,887	756,510,927
Wells Fargo & Co.	62,659,341	3,539,626,173
		5,833,133,964
Financial Services: 15.3%
Capital One Financial Corp.	13,317,879	1,994,086,023
Fidelity National Information Services, Inc.(b)	27,726,400	2,322,086,000
Fiserv, Inc.(a)	21,934,200	3,940,479,030
State Street Corp.	7,395,600	654,288,732
The Bank of New York Mellon Corp.	33,423,024	2,401,778,505
The Charles Schwab Corp.	60,345,835	3,911,013,566

	Shares	Value
The Goldman Sachs Group, Inc.	3,993,000	$1,976,974,230
UBS Group AG, NY Shs (Switzerland)	16,924,200	523,127,022
		17,723,833,108
Insurance: 3.6%
Aegon, Ltd., NY Shs (Netherlands)	93,940,539	600,280,044
Brighthouse Financial, Inc.(a)(b)	5,076,719	228,604,657
MetLife, Inc.(b)	39,779,942	3,281,049,616
		4,109,934,317
		27,666,901,389
Health Care: 23.1%
Health Care Equipment & Services: 9.6%
Baxter International, Inc.(b)	30,038,400	1,140,558,048
CVS Health Corp.	42,178,700	2,652,196,656
GE HealthCare Technologies, Inc.	10,707,966	1,004,942,609
Humana, Inc.	3,306,800	1,047,395,832
Medtronic PLC	5,079,100	457,271,373
The Cigna Group	5,964,172	2,066,227,748
UnitedHealth Group, Inc.	2,640,460	1,543,824,153
Zimmer Biomet Holdings, Inc.(b)	10,876,100	1,174,074,995
		11,086,491,414
Pharmaceuticals, Biotechnology & Life Sciences: 13.5%
Alnylam Pharmaceuticals, Inc.(a)	2,317,300	637,327,019
Avantor, Inc.(a)(b)	45,486,043	1,176,723,933
BioMarin Pharmaceutical, Inc.(a)	8,914,025	626,566,817
Bristol-Myers Squibb Co.	11,355,339	587,525,240
Elanco Animal Health, Inc.(a)(b)	55,396,500	813,774,585
Gilead Sciences, Inc.	24,371,112	2,043,274,030
GSK PLC ADR (United Kingdom)	50,047,977	2,045,961,300
Incyte Corp.(a)(b)	9,715,128	642,169,961
Neurocrine Biosciences, Inc.(a)	700,288	80,687,183
Novartis AG ADR (Switzerland)	9,440,008	1,085,789,720
Regeneron Pharmaceuticals, Inc.(a)	1,555,285	1,634,977,803
Roche Holding AG ADR (Switzerland)	22,255,799	889,119,170
Sanofi SA ADR (France)	58,212,424	3,354,781,995
		15,618,678,756
		26,705,170,170
Industrials: 13.0%
Capital Goods: 9.4%
Ashtead Group PLC(c) (United Kingdom)	14,035,500	1,085,729,300
Carrier Global Corp.	10,694,779	860,822,762
GE Aerospace	10,718,800	2,021,351,304
Johnson Controls International PLC(b)	41,748,217	3,240,079,121
RTX Corp.	30,495,800	3,694,871,128
		10,902,853,615
Transportation: 3.6%
FedEx Corp.	8,764,877	2,398,771,537
Norfolk Southern Corp.	6,974,000	1,733,039,000
		4,131,810,537
		15,034,664,152
Information Technology: 6.7%
Software & Services: 3.2%
Cognizant Technology Solutions Corp., Class A	14,435,177	1,114,106,961
Microsoft Corp.	5,966,600	2,567,427,980
		3,681,534,941
Technology, Hardware & Equipment: 3.5%
Cisco Systems, Inc.	17,928,287	954,143,434
Coherent Corp.(a)(b)	6,613,800	588,032,958
HP, Inc.	25,328,656	908,538,891
1 / Dodge & Cox Stock FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                September 30, 2024
Common Stocks (continued)
	Shares	Value
Juniper Networks, Inc.(b)	10,273,065	$400,444,074
TE Connectivity PLC (Switzerland)	8,083,975	1,220,599,385
		4,071,758,742
		7,753,293,683
Materials: 3.8%
Air Products & Chemicals, Inc.	4,351,151	1,295,511,699
Celanese Corp.	4,442,098	603,947,644
International Flavors & Fragrances, Inc.(b)	13,889,400	1,457,414,742
LyondellBasell Industries NV, Class A	10,501,363	1,007,080,711
		4,363,954,796
Real Estate: 0.9%
Equity Real Estate Investment Trusts (Reits): 0.9%
Gaming & Leisure Properties, Inc. REIT	5,474,581	281,667,192
SBA Communications Corp. REIT, Class A	998,413	240,318,009
Sun Communities, Inc. REIT	4,262,300	576,049,845
		1,098,035,046
Utilities: 1.5%
American Electric Power Co., Inc.	7,351,200	754,233,120
Dominion Energy, Inc.	16,086,200	929,621,498
		1,683,854,618
Total Common Stocks (Cost $69,277,345,586)		$112,696,360,122
Short-Term Investments: 2.5%
	Par Value/ Shares	Value
Repurchase Agreements: 1.8%
Fixed Income Clearing Corp.(d) 4.83%, dated 9/30/24, due 10/1/24, maturity value $985,132,154	985,000,000	$985,000,000
Fixed Income Clearing Corp.(d) 2.20%, dated 9/30/24, due 10/1/24, maturity value $115,380,157	115,373,106	115,373,106
Royal Bank of Canada(d) 4.80%, dated 9/30/24, due 10/1/24, maturity value $500,066,667	500,000,000	500,000,000
Standard Chartered(d) 4.86%, dated 9/30/24, due 10/1/24, maturity value $500,067,500	500,000,000	500,000,000
		2,100,373,106

	Par Value/ Shares	Value
Money Market Fund: 0.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class	756,845,233	$756,845,233
Total Short-Term Investments (Cost $2,857,218,339)		$2,857,218,339
Total Investments In Securities (Cost $72,134,563,925)	99.8%	$115,553,578,461
Other Assets Less Liabilities	0.2%	206,797,620
Net Assets	100.0%	$115,760,376,081
(a)	Non-income producing
(b)	See below regarding holdings of 5% voting securities
(c)	The security is issued in British Pounds (GBP).
(d)
Repurchase agreements are collateralized by:

Fixed Income Clearing Corporation: U.S. Treasury Notes 3.25%-4.875%,
4/30/26-5/15/42. Total collateral value is $1,122,380,658.

Royal Bank of Canada: U.S. Treasury Notes 0.75%-4.00%, 12/15/24-
5/31/27. Total collateral value is $510,068,086.

Standard Chartered: U.S. Treasury Bills 11/29/24-9/4/25. U.S. Treasury
Notes 0.375%-5.00%, 11/30/24-5/15/34. U.S.Treasury Bonds 1.125%-
6.25%, 11/15/28-2/15/54. U.S. Treasury Inflation Indexed Notes 0.125%-
3.625%, 7/15/26-1/15/29. Total collateral value is $510,068,859.

The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
NY Shs: New York Registry Shares
USD United States Dollar
Holdings of 5% Voting Securities
Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the period ended September 30, 2024. Further detail on these holdings and related activity during the period appear below.
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Stock Fund / 2

Portfolio of Investments (unaudited)
                September 30, 2024
Holdings of 5% Voting Securities  (continued)
	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period	Dividend Income (net of foreign taxes, if any)
Common Stocks 17.5%
Consumer Discretionary 0.9%
The Gap, Inc.	$562,025,253	$—	$(122,614,095)	$3,683,724	$48,460,740	$491,555,622	$11,407,406
VF Corp.	390,391,400	99,838,948	—	—	56,431,572	546,661,920	7,003,089
						1,038,217,542
Consumer Staples 0.5%
Molson Coors Beverage Co., Class B	656,619,563	—	—	—	(39,583,829)	617,035,734	14,160,069
Energy 2.7%
Occidental Petroleum Corp.	3,241,705,221	—	—	—	(443,556,049)	2,798,149,172	35,831,945
Occidental Petroleum Corp., Warrant(a)	370,178,129	—	—	—	(87,576,177)	282,601,952	—
						3,080,751,124
Financials 5.0%
Brighthouse Financial, Inc.(a)	351,519,142	—	(77,997,802)	(697,161)	(44,219,522)	228,604,657	—
Fidelity National Information Services, Inc.	1,471,739,028	201,992,045	—	—	648,354,927	2,322,086,000	29,944,512
MetLife, Inc.	2,517,155,258	182,779,534	(68,222,827)	4,083,289	645,254,362	3,281,049,616	64,605,514
						5,831,740,273
Health Care 4.3%
Avantor, Inc.(a)	923,766,066	110,401,630	—	—	142,556,237	1,176,723,933	—
Baxter International, Inc.	698,736,974	430,493,423	—	—	11,327,651	1,140,558,048	18,783,126
Elanco Animal Health, Inc.(a)	825,407,850	—	—	—	(11,633,265)	813,774,585	—
Incyte Corp.(a)	636,478,872	—	(28,173,943)	(6,867,407)	40,732,439	642,169,961	—
Zimmer Biomet Holdings, Inc.	918,299,520	407,735,005	—	—	(151,959,530)	1,174,074,995	7,830,792
						4,947,301,522
Industrials 2.8%
Johnson Controls International PLC	1,819,119,380	599,868,736	—	—	821,091,005	3,240,079,121	45,010,593
Information Technology 0.0%
Coherent Corp.(a)	453,142,947	—	(254,938,891)	19,103,938	370,724,964	— (b)	—
Juniper Networks, Inc.	787,713,412	—	(638,432,452)	188,066,826	63,096,288	— (b)	17,635,375
						—
Materials 1.3%
International Flavors & Fragrances, Inc.	431,788,962	667,772,905	—	—	357,852,875	1,457,414,742	16,667,280
				$207,373,209	$2,427,354,688	$20,212,540,058	$268,879,701
(a)	Non-income producing
(b)	Company was not an affiliate at period end
3 / Dodge & Cox Stock FundSee accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at September 30, 2024:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$13,076,118,381	$—
Consumer Discretionary	5,378,742,094	—
Consumer Staples	3,533,251,934	—
Energy	6,402,373,859	—
Financials	27,666,901,389	—
Health Care	26,705,170,170	—
Industrials	15,034,664,152	—
Information Technology	7,753,293,683	—
Materials	4,363,954,796	—
Real Estate	1,098,035,046	—
Utilities	1,683,854,618	—
Short-Term Investments
Repurchase Agreements	—	2,100,373,106
Money Market Fund	756,845,233	—
Total Securities	$113,453,205,355	$2,100,373,106
Security transactions. Security transactions are recorded on the trade date.
Dodge & Cox Stock Fund / 4

DODGE & COX GLOBAL STOCK FUND
Consolidated Portfolio of Investments (unaudited)
                September 30, 2024
Common Stocks: 95.2%
	Shares	Value
Communication Services: 10.5%
Media & Entertainment: 9.9%
Alphabet, Inc., Class C (United States)	2,256,080	$377,194,015
Baidu, Inc. ADR, Class A(a) (China)	812,600	85,558,654
Charter Communications, Inc., Class A(a) (United States)	855,997	277,411,508
Comcast Corp., Class A (United States)	5,460,400	228,080,908
EchoStar Corp., Class A(a) (United States)	502,655	12,475,897
Grupo Televisa SAB ADR (Mexico)	9,665,600	24,743,936
Meta Platforms, Inc., Class A (United States)	192,900	110,423,676
Tencent Holdings, Ltd. (China)	1,221,500	69,859,709
		1,185,748,303
Telecommunication Services: 0.6%
Deutsche Telekom AG (Germany)	2,201,200	64,662,480
		1,250,410,783
Consumer Discretionary: 9.0%
Automobiles & Components: 0.4%
Stellantis NV (Netherlands)	3,211,123	44,351,896
Consumer Discretionary Distribution & Retail: 5.8%
Alibaba Group Holding, Ltd. ADR (China)	2,335,100	247,800,812
Amazon.com, Inc.(a) (United States)	969,500	180,646,935
Coupang, Inc., Class A(a) (South Korea)	3,250,957	79,810,994
JD.com, Inc. ADR, Class A (China)	1,811,646	72,465,840
Prosus NV, Class N (China)	2,605,817	113,880,055
		694,604,636
Consumer Durables & Apparel: 1.0%
adidas AG (Germany)	180,800	47,879,139
VF Corp. (United States)	3,257,600	64,989,120
		112,868,259
Consumer Services: 1.8%
Booking Holdings, Inc. (United States)	34,500	145,318,140
Entain PLC (United Kingdom)	6,881,690	70,218,041
Ollamani SAB(a) (Mexico)	1,786,800	3,372,142
		218,908,323
		1,070,733,114
Consumer Staples: 3.3%
Food, Beverage & Tobacco: 1.7%
Anheuser-Busch InBev SA/NV (Belgium)	3,078,000	203,452,143
Household & Personal Products: 1.6%
Haleon PLC (United Kingdom)	37,074,500	194,747,805
		398,199,948
Energy: 4.1%
BP PLC (United Kingdom)	10,473,600	54,848,505
Occidental Petroleum Corp. (United States)	3,037,963	156,576,613
Occidental Petroleum Corp., Warrant(a) (United States)	939,445	27,920,306
Suncor Energy, Inc. (Canada)	3,723,700	137,479,004
TotalEnergies SE (France)	1,735,300	113,001,418
		489,825,846
Financials: 22.4%
Banks: 9.0%
Axis Bank, Ltd. (India)	12,849,400	188,843,496
Banco Santander SA (Spain)	31,763,394	162,661,734

	Shares	Value
Barclays PLC (United Kingdom)	42,251,999	$126,845,648
BNP Paribas SA, Class A (France)	2,798,100	191,709,992
Credicorp, Ltd. (Peru)	659,900	119,422,103
HDFC Bank, Ltd. (India)	9,983,200	206,332,273
Truist Financial Corp. (United States)	418,700	17,907,799
Wells Fargo & Co. (United States)	1,037,673	58,618,148
		1,072,341,193
Financial Services: 9.1%
Fidelity National Information Services, Inc. (United States)	2,076,400	173,898,500
Fiserv, Inc.(a) (United States)	1,336,700	240,138,155
The Bank of New York Mellon Corp. (United States)	1,769,700	127,170,642
The Charles Schwab Corp. (United States)	4,679,600	303,284,876
UBS Group AG (Switzerland)	4,079,200	125,602,826
XP, Inc., Class A (Brazil)	6,739,667	120,909,626
		1,091,004,625
Insurance: 4.3%
Aegon, Ltd. (Netherlands)	8,031,592	51,568,008
AIA Group, Ltd. (Hong Kong)	11,875,000	106,394,354
Aviva PLC (United Kingdom)	17,718,343	114,557,793
MetLife, Inc. (United States)	1,209,100	99,726,568
Prudential PLC (Hong Kong)	14,608,400	135,660,268
		507,906,991
		2,671,252,809
Health Care: 21.1%
Health Care Equipment & Services: 8.4%
Baxter International, Inc. (United States)	2,960,900	112,425,373
CVS Health Corp. (United States)	3,422,900	215,231,952
Fresenius Medical Care AG (Germany)	3,189,700	135,597,898
GE HealthCare Technologies, Inc. (United States)	1,132,700	106,303,895
Humana, Inc. (United States)	317,000	100,406,580
The Cigna Group (United States)	280,238	97,085,653
UnitedHealth Group, Inc. (United States)	160,600	93,899,608
Zimmer Biomet Holdings, Inc. (United States)	1,300,200	140,356,590
		1,001,307,549
Pharmaceuticals, Biotechnology & Life Sciences: 12.7%
Alnylam Pharmaceuticals, Inc.(a) (United States)	318,141	87,498,319
Avantor, Inc.(a) (United States)	4,102,600	106,134,262
Bayer AG (Germany)	4,364,120	147,316,352
BioMarin Pharmaceutical, Inc.(a) (United States)	800,500	56,267,145
Elanco Animal Health, Inc.(a) (United States)	3,724,100	54,707,029
GSK PLC (United Kingdom)	16,127,420	326,981,025
Incyte Corp.(a) (United States)	998,380	65,992,918
Neurocrine Biosciences, Inc.(a) (United States)	176,463	20,332,067
Novartis AG (Switzerland)	406,200	46,626,490
Regeneron Pharmaceuticals, Inc.(a) (United States)	112,652	118,424,288
Roche Holding AG (Switzerland)	465,300	148,768,453
Sanofi SA (France)	3,003,457	344,025,199
		1,523,073,547
		2,524,381,096
1 / Dodge & Cox Global Stock FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                September 30, 2024
Common Stocks (continued)
	Shares	Value
Industrials: 11.1%
Capital Goods: 7.2%
Ashtead Group PLC (United Kingdom)	1,781,800	$137,832,814
Daikin Industries, Ltd. (Japan)	744,000	103,919,290
Johnson Controls International PLC (United States)	3,826,803	296,998,181
Mitsubishi Electric Corp. (Japan)	4,932,000	79,045,831
RTX Corp. (United States)	2,020,100	244,755,316
		862,551,432
Transportation: 3.9%
DHL Group (Germany)	2,137,700	95,254,567
FedEx Corp. (United States)	670,600	183,529,808
Norfolk Southern Corp. (United States)	750,100	186,399,850
		465,184,225
		1,327,735,657
Information Technology: 4.6%
Semiconductors & Semiconductor Equipment: 2.5%
Infineon Technologies AG (Germany)	4,137,900	144,907,936
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	5,000,400	151,213,651
		296,121,587
Software & Services: 1.0%
Microsoft Corp. (United States)	287,000	123,496,100
Technology, Hardware & Equipment: 1.1%
Coherent Corp.(a) (United States)	576,419	51,249,413
TE Connectivity PLC (Switzerland)	551,015	83,197,755
		134,447,168
		554,064,855
Materials: 8.2%
Air Products & Chemicals, Inc. (United States)	378,200	112,605,268
Akzo Nobel NV (Netherlands)	2,287,300	161,168,551
Celanese Corp. (United States)	502,400	68,306,304
Glencore PLC (Australia)	26,431,800	151,140,631
Holcim AG (Switzerland)	511,562	49,902,001
International Flavors & Fragrances, Inc. (United States)	1,766,227	185,330,199
LyondellBasell Industries NV, Class A (United States)	1,157,500	111,004,250
Mitsubishi Chemical Group Corp. (Japan)	8,145,000	52,074,729
Nutrien, Ltd. (Canada)	1,784,400	85,758,264
		977,290,197
Real Estate: 0.2%
Equity Real Estate Investment Trusts (Reits): 0.2%
SBA Communications Corp. REIT, Class A (United States)	84,207	20,268,625
Utilities: 0.7%
American Electric Power Co., Inc. (United States)	846,800	86,881,680
Total Common Stocks (Cost $8,499,428,957)		$11,371,044,610
Preferred Stocks: 1.9%
	Shares	Value
Financials: 1.3%
Banks: 1.3%
Itau Unibanco Holding SA, Pfd (Brazil)	22,792,593	$151,080,370
Information Technology: 0.6%
Technology, Hardware & Equipment: 0.6%
Samsung Electronics Co., Ltd., Pfd (South Korea)	1,811,630	70,514,619
Total Preferred Stocks (Cost $143,856,686)		$221,594,989
Short-Term Investments: 2.4%
	Par Value/ Shares	Value
Repurchase Agreements: 1.7%
Fixed Income Clearing Corp.(b) 4.83%, dated 9/30/24, due 10/1/24, maturity value $200,026,833	$200,000,000	$200,000,000
Fixed Income Clearing Corp.(b) 2.20%, dated 9/30/24, due 10/1/24, maturity value $12,034,681	12,033,946	12,033,946
		212,033,946
Money Market Fund: 0.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class	80,831,629	80,831,629
Total Short-Term Investments (Cost $292,865,575)		$292,865,575
Total Investments In Securities (Cost $8,936,151,218)	99.5%	$11,885,505,174
Other Assets Less Liabilities	0.5%	62,214,324
Net Assets	100.0%	$11,947,719,498
(a)	Non-income producing
(b)	Repurchase agreement is collateralized by U.S. Treasury Notes 3.25%- 4.875%, 4/30/26-5/15/42. Total collateral value is $216,274,694.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
USD United States Dollar
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox Global Stock Fund / 2

Consolidated Portfolio of Investments (unaudited)
                September 30, 2024
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index— Long Position	1,747	12/20/24	$217,309,330	$1,819,135
MSCI Emerging Markets Index— Long Position	524	12/20/24	30,724,740	1,249,038
				$3,068,173
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CNH: Chinese Yuan Renminbi
HSBC	10/17/24	USD	3,158,900	CNH	22,585,500	$(66,365)
HSBC	10/17/24	USD	7,324,680	CNH	52,140,002	(121,039)
HSBC	10/17/24	USD	3,495,208	CNH	24,599,975	(17,728)
UBS	10/17/24	USD	3,160,049	CNH	22,585,500	(65,216)
UBS	10/17/24	USD	7,327,820	CNH	52,140,001	(117,900)
HSBC	11/7/24	USD	4,459,172	CNH	31,673,500	(71,685)
HSBC	11/7/24	USD	5,408,128	CNH	38,333,353	(75,413)
HSBC	11/7/24	USD	5,407,060	CNH	38,333,352	(76,481)
HSBC	11/7/24	USD	3,008,951	CNH	21,293,140	(37,008)
UBS	11/7/24	USD	4,460,711	CNH	31,673,500	(70,146)
UBS	11/7/24	USD	5,410,349	CNH	38,333,295	(73,184)
HSBC	11/21/24	USD	2,059,516	CNH	14,700,000	(45,731)
HSBC	11/21/24	USD	2,058,447	CNH	14,699,985	(46,798)
HSBC	11/21/24	USD	410,960	CNH	2,939,266	(9,985)
HSBC	11/21/24	USD	411,484	CNH	2,943,054	(10,003)
HSBC	11/21/24	USD	411,403	CNH	2,942,519	(10,007)
JPMorgan	11/21/24	USD	2,058,824	CNH	14,700,000	(46,424)
UBS	11/21/24	USD	1,028,159	CNH	7,350,003	(24,465)
HSBC	12/5/24	USD	2,055,498	CNH	14,307,296	4,118
HSBC	12/5/24	USD	2,054,847	CNH	14,307,282	3,468
JPMorgan	12/5/24	USD	2,055,352	CNH	14,307,305	3,970
UBS	12/5/24	USD	2,055,853	CNH	14,307,296	4,472
UBS	12/5/24	USD	2,055,057	CNH	14,307,304	3,675
HSBC	1/9/25	USD	5,468,457	CNH	38,233,809	(28,509)
HSBC	1/9/25	USD	5,471,506	CNH	38,233,789	(25,457)
JPMorgan	1/9/25	USD	5,468,527	CNH	38,233,751	(28,431)
JPMorgan	1/9/25	USD	5,466,346	CNH	38,233,809	(30,620)
UBS	1/9/25	USD	5,471,349	CNH	38,233,789	(25,613)
Citibank	1/16/25	USD	4,501,467	CNH	31,154,200	20,445
UBS	1/16/25	USD	4,508,626	CNH	31,229,000	16,846
UBS	1/16/25	USD	4,498,153	CNH	31,154,200	17,131
UBS	1/16/25	USD	4,502,780	CNH	31,151,084	22,206
UBS	2/13/25	USD	11,428,774	CNH	80,470,000	(165,277)
UBS	2/13/25	USD	7,198,896	CNH	50,580,886	(88,756)
HSBC	3/13/25	USD	591,731	CNH	4,155,014	(7,944)
HSBC	3/13/25	USD	591,696	CNH	4,155,007	(7,978)
State Street	3/13/25	USD	591,882	CNH	4,155,012	(7,792)
State Street	3/13/25	USD	591,756	CNH	4,155,015	(7,919)
UBS	3/13/25	USD	591,604	CNH	4,155,012	(8,071)
UBS	3/13/25	USD	3,551,082	CNH	24,912,974	(44,497)
HSBC	3/20/25	USD	9,389,790	CNH	66,660,000	(235,066)
HSBC	3/20/25	USD	6,526,788	CNH	46,193,998	(143,038)
JPMorgan	3/20/25	USD	6,533,861	CNH	46,233,600	(141,683)
UBS	3/20/25	USD	9,385,778	CNH	66,670,000	(240,522)
UBS	3/20/25	USD	9,382,344	CNH	66,670,000	(243,956)
HSBC	4/10/25	USD	5,850,645	CNH	40,666,666	(28,568)
State Street	4/10/25	USD	5,630,734	CNH	39,786,201	(121,190)
UBS	4/10/25	USD	5,629,220	CNH	39,786,201	(122,704)
Barclays	4/17/25	USD	3,871,428	CNH	27,477,849	(102,391)
Barclays	4/17/25	USD	3,870,180	CNH	27,477,891	(103,645)
JPMorgan	4/17/25	USD	3,869,197	CNH	27,477,876	(104,626)
UBS	4/17/25	USD	3,871,707	CNH	27,477,891	(102,118)
UBS	4/17/25	USD	3,869,960	CNH	27,477,876	(103,863)
3 / Dodge & Cox Global Stock FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                September 30, 2024
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	5/22/25	USD	5,849,818	CNH	41,187,985	$(116,685)
State Street	5/22/25	USD	5,840,362	CNH	41,187,986	(126,141)
UBS	5/22/25	USD	5,839,031	CNH	41,187,944	(127,466)
UBS	5/22/25	USD	5,839,040	CNH	41,188,007	(127,466)
UBS	5/22/25	USD	5,838,378	CNH	41,188,007	(128,128)
HSBC	6/12/25	USD	3,719,090	CNH	26,276,490	(91,144)
JPMorgan	6/12/25	USD	7,950,150	CNH	55,500,000	(97,652)
UBS	6/12/25	USD	7,951,631	CNH	55,500,000	(96,171)
UBS	6/12/25	USD	2,870,470	CNH	20,000,000	(29,639)
HSBC	6/26/25	USD	2,866,563	CNH	19,998,000	(35,195)
HSBC	6/26/25	USD	2,867,815	CNH	20,001,000	(34,378)
UBS	6/26/25	USD	2,868,144	CNH	20,001,000	(34,049)
Citibank	7/10/25	USD	5,911,801	CNH	40,666,688	7,064
HSBC	7/10/25	USD	15,506,389	CNH	110,332,613	(513,727)
HSBC	7/10/25	USD	15,504,864	CNH	110,332,613	(515,253)
HSBC	7/10/25	USD	2,874,472	CNH	20,000,000	(29,496)
JPMorgan	8/14/25	USD	7,682,042	CNH	53,776,601	(137,273)
UBS	8/14/25	USD	7,672,347	CNH	53,776,628	(146,973)
UBS	8/14/25	USD	7,672,139	CNH	53,776,628	(147,181)
UBS	8/14/25	USD	7,680,937	CNH	53,776,547	(138,370)
HSBC	9/11/25	USD	7,346,737	CNH	51,012,071	(79,005)
HSBC	9/11/25	USD	7,345,629	CNH	51,009,520	(79,741)
State Street	9/11/25	USD	7,338,497	CNH	51,012,072	(87,245)
UBS	9/11/25	USD	7,344,260	CNH	51,004,420	(80,368)
UBS	9/11/25	USD	7,344,043	CNH	51,009,521	(81,328)
Bank of America	9/25/25	USD	5,897,053	CNH	40,666,667	(26,079)
HSBC	9/25/25	USD	5,930,942	CNH	40,666,690	7,806
UBS	9/25/25	USD	5,911,448	CNH	40,666,626	(11,678)
UBS	9/25/25	USD	5,898,678	CNH	40,666,666	(24,454)
TWD: Taiwan Dollar
Bank of America	10/3/24	TWD	178,000,000	USD	5,594,493	29,100
UBS	10/3/24	USD	5,594,494	TWD	178,000,000	(29,100)
Citibank	2/27/25	USD	3,454,621	TWD	110,005,500	(88,771)
Citibank	2/27/25	USD	2,829,440	TWD	90,004,500	(69,698)
HSBC	2/27/25	USD	2,279,277	TWD	72,079,862	(42,490)
JPMorgan	2/27/25	USD	2,887,156	TWD	91,791,360	(69,539)
Citibank	3/13/25	USD	3,459,836	TWD	110,005,500	(90,796)
HSBC	3/13/25	USD	2,725,133	TWD	86,337,650	(61,576)
UBS	3/13/25	USD	2,548,644	TWD	81,008,640	(66,061)
HSBC	3/27/25	USD	3,471,674	TWD	110,000,000	(86,051)
HSBC	3/27/25	USD	3,059,298	TWD	97,200,000	(84,438)
JPMorgan	3/27/25	USD	2,721,010	TWD	86,337,650	(71,405)
Bank of America	4/10/25	USD	2,724,724	TWD	86,324,700	(72,192)
Barclays	4/10/25	USD	3,481,013	TWD	110,000,000	(82,982)
JPMorgan	4/10/25	USD	2,852,758	TWD	90,004,500	(63,384)
Bank of America	4/17/25	USD	3,479,013	TWD	109,989,000	(87,380)
HSBC	4/17/25	USD	2,285,808	TWD	71,984,653	(48,295)
HSBC	4/17/25	USD	2,854,592	TWD	89,991,000	(63,367)
Bank of America	5/15/25	USD	2,222,578	TWD	68,326,500	218
Barclays	5/15/25	USD	2,357,871	TWD	72,492,750	1
HSBC	5/15/25	USD	2,223,056	TWD	68,336,750	363
JPMorgan	5/15/25	USD	2,363,874	TWD	72,500,000	5,768
Bank of America	6/26/25	USD	2,365,611	TWD	72,503,625	(3,638)
Barclays	6/26/25	USD	2,232,352	TWD	68,336,750	(734)
JPMorgan	6/26/25	USD	2,362,836	TWD	72,503,625	(6,413)
JPMorgan	7/24/25	USD	2,213,729	TWD	69,500,035	(63,839)
JPMorgan	7/24/25	USD	2,213,374	TWD	69,499,930	(64,191)
UBS	7/24/25	USD	2,208,803	TWD	69,500,000	(68,763)
UBS	7/24/25	USD	2,214,082	TWD	69,500,035	(63,486)
Bank of America	8/14/25	USD	5,807,694	TWD	178,000,000	(37,655)
HSBC	8/14/25	USD	2,051,357	TWD	63,750,032	(42,132)
HSBC	8/14/25	USD	2,065,513	TWD	63,750,000	(27,975)
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox Global Stock Fund / 4

Consolidated Portfolio of Investments (unaudited)
                September 30, 2024
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
JPMorgan	8/14/25	USD	2,052,147	TWD	63,749,936	$(41,340)
JPMorgan	8/14/25	USD	2,051,687	TWD	63,750,032	(41,802)
Unrealized gain on currency forward contracts						146,651
Unrealized loss on currency forward contracts						(8,037,590)
Net unrealized loss on currency forward contracts						$(7,890,939)
The listed counterparty may be the parent company or one of its subsidiaries.
5 / Dodge & Cox Global Stock FundSee accompanying Notes to Consolidated Portfolio of Investments

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at September 30, 2024:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$1,250,410,783	$—
Consumer Discretionary	1,070,733,114	—
Consumer Staples	398,199,948	—
Energy	489,825,846	—
Financials	2,671,252,809	—
Health Care	2,524,381,096	—
Industrials	1,327,735,657	—
Information Technology	554,064,855	—
Materials	977,290,197	—
Real Estate	20,268,625	—
Utilities	86,881,680	—
Preferred Stocks
Financials	151,080,370	—
Information Technology	70,514,619	—
Short-Term Investments
Repurchase Agreements	—	212,033,946
Money Market Fund	80,831,629	—
Dodge & Cox Global Stock Fund / 6

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Total Securities	$11,673,471,228	$212,033,946
Other Investments
Futures Contracts
Appreciation	$3,068,173	$—
Currency Forward Contracts
Appreciation	—	146,651
Depreciation	—	(8,037,590)
Security transactions. Security transactions are recorded on the trade date.
7 / Dodge & Cox Global Stock Fund

DODGE & COX INTERNATIONAL STOCK FUND
Consolidated Portfolio of Investments (unaudited)
                September 30, 2024
Common Stocks: 96.1%
	Shares	Value
Communication Services: 5.2%
Media & Entertainment: 2.4%
Baidu, Inc. ADR, Class A(a) (China)	3,758,585	$395,741,415
Grupo Televisa SAB ADR (Mexico)	46,380,780	118,734,797
NetEase, Inc. ADR (China)	2,508,126	234,534,862
Tencent Holdings, Ltd. (China)	8,291,400	474,199,584
		1,223,210,658
Telecommunication Services: 2.8%
Deutsche Telekom AG (Germany)	33,145,600	973,685,575
Liberty Global, Ltd., Class A(a) (Belgium)	4,612,561	97,371,163
Liberty Global, Ltd., Class C(a) (Belgium)	6,395,068	138,197,419
Millicom International Cellular SA SDR(a) (Guatemala)	8,247,010	223,962,087
		1,433,216,244
		2,656,426,902
Consumer Discretionary: 13.0%
Automobiles & Components: 1.6%
Honda Motor Co., Ltd. (Japan)	41,879,865	439,268,718
Stellantis NV (Netherlands)	30,000,000	414,358,737
		853,627,455
Consumer Discretionary Distribution & Retail: 6.9%
Alibaba Group Holding, Ltd. ADR (China)	12,050,800	1,278,830,896
Coupang, Inc., Class A(a) (South Korea)	13,418,100	329,414,355
JD.com, Inc. ADR, Class A (China)	18,372,748	734,909,920
Prosus NV, Class N (China)	27,652,445	1,208,473,951
		3,551,629,122
Consumer Durables & Apparel: 0.9%
adidas AG (Germany)	646,800	171,284,441
Kering SA (France)	960,300	274,561,703
		445,846,144
Consumer Services: 3.6%
Booking Holdings, Inc. (United States)	174,500	735,014,940
Entain PLC(b) (United Kingdom)	48,734,596	497,268,526
Flutter Entertainment PLC(a) (Ireland)	604,478	143,430,540
Ollamani SAB(a) (Mexico)	11,595,195	21,883,059
Yum China Holdings, Inc. (China)	10,171,500	457,920,930
		1,855,517,995
		6,706,620,716
Consumer Staples: 8.3%
Consumer Staples Distribution & Retail: 0.7%
Seven & i Holdings Co., Ltd. (Japan)	22,638,000	338,172,107
Food, Beverage & Tobacco: 5.3%
Anheuser-Busch InBev SA/NV (Belgium)	13,195,900	872,233,314
Danone SA (France)	7,286,100	529,941,241
Diageo PLC (United Kingdom)	10,150,200	353,235,227
Imperial Brands PLC (United Kingdom)	33,180,397	963,954,521
		2,719,364,303
Household & Personal Products: 2.3%
Beiersdorf AG (Germany)	2,515,000	378,361,989
Haleon PLC (United Kingdom)	158,253,904	831,288,364
		1,209,650,353
		4,267,186,763

	Shares	Value
Energy: 5.9%
BP PLC (United Kingdom)	63,195,900	$330,946,441
Equinor ASA (Norway)	6,092,738	153,979,051
Suncor Energy, Inc. (Canada)	21,668,754	800,010,398
TC Energy Corp. (Canada)	10,528,200	500,468,023
TotalEnergies SE (France)	19,027,870	1,239,080,444
		3,024,484,357
Financials: 20.5%
Banks: 13.3%
Axis Bank, Ltd. (India)	68,557,850	1,007,572,656
Banco Santander SA (Spain)	287,159,516	1,470,556,478
Barclays PLC (United Kingdom)	369,866,907	1,110,385,485
BNP Paribas SA, Class A (France)	22,470,692	1,539,564,773
Credicorp, Ltd. (Peru)	3,335,080	603,549,428
HDFC Bank, Ltd. (India)	47,325,500	978,121,042
ICICI Bank, Ltd. (India)	11,082,176	168,471,689
		6,878,221,551
Financial Services: 3.2%
UBS Group AG (Switzerland)	42,679,442	1,314,144,572
XP, Inc., Class A (Brazil)	17,776,502	318,910,446
		1,633,055,018
Insurance: 4.0%
Aegon, Ltd. (Netherlands)	52,466,275	336,867,368
AIA Group, Ltd. (Hong Kong)	58,371,600	522,981,784
Aviva PLC (United Kingdom)	93,673,352	605,644,243
Prudential PLC (Hong Kong)	66,187,447	614,646,834
		2,080,140,229
		10,591,416,798
Health Care: 14.1%
Health Care Equipment & Services: 1.9%
Fresenius Medical Care AG (Germany)	14,547,062	618,412,713
Olympus Corp. (Japan)	19,797,900	374,469,238
		992,881,951
Pharmaceuticals, Biotechnology & Life Sciences: 12.2%
Bayer AG (Germany)	16,767,110	565,994,856
GSK PLC (United Kingdom)	66,835,320	1,355,076,103
Novartis AG (Switzerland)	13,827,254	1,587,189,373
Roche Holding AG (Switzerland)	3,372,500	1,078,275,536
Sanofi SA (France)	14,834,322	1,699,168,849
		6,285,704,717
		7,278,586,668
Industrials: 10.0%
Capital Goods: 9.0%
Ashtead Group PLC (United Kingdom)	11,323,800	875,963,196
Daikin Industries, Ltd. (Japan)	3,540,200	494,482,623
Johnson Controls International PLC (United States)	21,012,801	1,630,803,486
Mitsubishi Electric Corp. (Japan)	34,959,100	560,294,221
NIDEC Corp. (Japan)	7,585,200	158,644,016
Schneider Electric SE (France)	1,890,646	497,099,784
Smiths Group PLC(b) (United Kingdom)	20,175,116	452,339,322
		4,669,626,648
Transportation: 1.0%
DHL Group (Germany)	11,496,200	512,263,440
		5,181,890,088
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox International Stock Fund / 1

Consolidated Portfolio of Investments (unaudited)
                September 30, 2024
Common Stocks (continued)
	Shares	Value
Information Technology: 6.6%
Semiconductors & Semiconductor Equipment: 3.4%
Infineon Technologies AG (Germany)	18,893,100	$661,630,325
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	36,543,200	1,105,077,731
		1,766,708,056
Technology, Hardware & Equipment: 3.2%
Brother Industries, Ltd. (Japan)	7,931,700	153,418,863
Kyocera Corp. (Japan)	26,733,600	308,768,662
Murata Manufacturing Co., Ltd. (Japan)	19,707,800	384,831,732
Samsung Electronics Co., Ltd. (South Korea)	4,419,500	207,845,263
TE Connectivity PLC (Switzerland)	3,871,985	584,631,015
		1,639,495,535
		3,406,203,591
Materials: 11.1%
Akzo Nobel NV(b) (Netherlands)	13,435,060	946,666,004
Glencore PLC (Australia)	134,762,161	770,588,382
Holcim AG (Switzerland)	15,586,341	1,520,420,999
International Flavors & Fragrances, Inc. (United States)	5,731,200	601,374,816
Linde PLC (United States)	1,277,735	609,300,712
Mitsubishi Chemical Group Corp.(b) (Japan)	70,912,600	453,376,853
Nutrien, Ltd. (Canada)	7,822,959	375,971,410
Teck Resources, Ltd., Class B (Canada)	8,813,442	460,414,210
		5,738,113,386
Real Estate: 1.4%
Real Estate Management & Development: 1.4%
CK Asset Holdings, Ltd. (Hong Kong)	70,269,600	309,141,586
Daito Trust Construction Co., Ltd. (Japan)	2,465,200	298,619,809
Hang Lung Group, Ltd.(b) (Hong Kong)	93,433,300	126,198,685
		733,960,080
Total Common Stocks (Cost $39,025,459,645)		$49,584,889,349
Preferred Stocks: 2.8%
	Shares	Value
Financials: 2.3%
Banks: 2.3%
Itau Unibanco Holding SA, Pfd (Brazil)	176,002,651	$1,166,631,005
Information Technology: 0.5%
Technology, Hardware & Equipment: 0.5%
Samsung Electronics Co., Ltd., Pfd (South Korea)	7,414,600	288,600,703
Total Preferred Stocks (Cost $1,008,430,378)		$1,455,231,708
Short-Term Investments: 1.1%
	Par Value/ Shares	Value
Repurchase Agreements: 0.3%
Fixed Income Clearing Corp.(c) 4.83%, dated 9/30/24, due 10/1/24, maturity value $96,012,880	$96,000,000	$96,000,000
Fixed Income Clearing Corp.(c) 2.20%, dated 9/30/24, due 10/1/24, maturity value $52,602,917	52,599,703	52,599,703
		148,599,703
Money Market Fund: 0.8%
State Street Institutional U.S. Government Money Market Fund - Premier Class	402,436,573	402,436,573
Total Short-Term Investments (Cost $551,036,276)		$551,036,276
Total Investments In Securities (Cost $40,584,926,299)	100.0%	$51,591,157,333
Other Assets Less Liabilities	(0.0)%	(7,882,665)
Net Assets	100.0%	$51,583,274,668
(a)	Non-income producing
(b)	See below regarding holdings of 5% voting securities
(c)	Repurchase agreement is collateralized by U.S. Treasury Notes 4.00%- 4.875%, 4/30/26-11/15/42. Total collateral value is 151,571,837.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
SDR: Swedish Depository Receipt
USD United States Dollar
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CNH: Chinese Yuan Renminbi
HSBC	10/17/24	USD	37,435,593	CNH	267,657,000	$(786,479)
HSBC	10/17/24	USD	45,014,110	CNH	320,428,438	(743,852)
HSBC	10/17/24	USD	35,425,689	CNH	249,333,084	(179,683)
UBS	10/17/24	USD	37,449,211	CNH	267,657,000	(772,861)
UBS	10/17/24	USD	45,033,405	CNH	320,428,437	(724,557)
HSBC	11/7/24	USD	34,512,811	CNH	245,144,500	(554,823)
HSBC	11/7/24	USD	42,324,480	CNH	300,000,150	(590,190)
HSBC	11/7/24	USD	42,316,122	CNH	300,000,150	(598,548)
2 / Dodge & Cox International Stock FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                September 30, 2024
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
HSBC	11/7/24	USD	17,867,049	CNH	126,437,960	$(219,753)
UBS	11/7/24	USD	34,524,720	CNH	245,144,500	(542,914)
UBS	11/7/24	USD	42,341,860	CNH	299,999,700	(572,746)
Citibank	11/21/24	USD	4,496,974	CNH	32,163,254	(109,258)
HSBC	11/21/24	USD	45,509,876	CNH	324,999,675	(1,034,658)
HSBC	11/21/24	USD	45,533,513	CNH	325,000,000	(1,011,068)
HSBC	11/21/24	USD	9,085,845	CNH	64,983,782	(220,748)
HSBC	11/21/24	USD	9,097,428	CNH	65,067,535	(221,160)
HSBC	11/21/24	USD	9,095,647	CNH	65,055,704	(221,247)
JPMorgan	11/21/24	USD	45,518,207	CNH	325,000,000	(1,026,373)
UBS	11/21/24	USD	22,731,417	CNH	162,500,081	(540,885)
HSBC	12/5/24	USD	44,524,814	CNH	309,914,970	89,196
HSBC	12/5/24	USD	44,510,701	CNH	309,914,660	75,128
JPMorgan	12/5/24	USD	44,521,639	CNH	309,915,126	85,998
UBS	12/5/24	USD	44,515,243	CNH	309,915,125	79,603
UBS	12/5/24	USD	44,532,492	CNH	309,914,970	96,874
HSBC	1/9/25	USD	39,819,320	CNH	278,404,739	(207,591)
HSBC	1/9/25	USD	39,841,524	CNH	278,404,600	(185,367)
JPMorgan	1/9/25	USD	39,803,949	CNH	278,404,740	(222,962)
JPMorgan	1/9/25	USD	39,819,830	CNH	278,404,321	(207,021)
UBS	1/9/25	USD	39,840,383	CNH	278,404,600	(186,508)
Citibank	1/16/25	USD	41,644,584	CNH	288,218,000	189,142
UBS	1/16/25	USD	41,710,821	CNH	288,910,000	155,846
UBS	1/16/25	USD	41,613,925	CNH	288,218,000	158,483
UBS	1/16/25	USD	41,656,731	CNH	288,189,178	205,434
Barclays	2/13/25	USD	42,100,204	CNH	296,141,258	(567,585)
HSBC	2/13/25	USD	63,102,635	CNH	444,210,999	(898,921)
HSBC	2/13/25	USD	42,080,400	CNH	296,140,814	(587,325)
UBS	2/13/25	USD	42,135,546	CNH	296,141,259	(532,243)
UBS	2/13/25	USD	42,746,809	CNH	300,347,626	(527,031)
HSBC	3/13/25	USD	40,963,508	CNH	287,637,561	(549,945)
HSBC	3/13/25	USD	40,961,113	CNH	287,637,129	(552,277)
State Street	3/13/25	USD	40,965,258	CNH	287,637,561	(548,195)
State Street	3/13/25	USD	40,973,991	CNH	287,637,416	(539,441)
UBS	3/13/25	USD	40,954,739	CNH	287,637,416	(558,693)
UBS	3/13/25	USD	21,086,210	CNH	147,932,414	(264,219)
HSBC	3/20/25	USD	37,653,059	CNH	267,306,600	(942,616)
HSBC	3/20/25	USD	39,464,303	CNH	279,312,550	(864,879)
JPMorgan	3/20/25	USD	39,507,066	CNH	279,552,000	(856,690)
UBS	3/20/25	USD	37,636,972	CNH	267,346,700	(964,494)
UBS	3/20/25	USD	37,623,200	CNH	267,346,700	(978,265)
HSBC	4/10/25	USD	43,879,841	CNH	305,000,000	(214,261)
State Street	4/10/25	USD	34,046,296	CNH	240,567,725	(732,778)
UBS	4/10/25	USD	34,037,144	CNH	240,567,725	(741,931)
Barclays	4/17/25	USD	40,582,923	CNH	288,041,351	(1,073,326)
Barclays	4/17/25	USD	40,569,837	CNH	288,041,785	(1,086,475)
JPMorgan	4/17/25	USD	40,559,533	CNH	288,041,639	(1,096,757)
UBS	4/17/25	USD	40,567,531	CNH	288,041,640	(1,088,760)
UBS	4/17/25	USD	40,585,843	CNH	288,041,784	(1,070,469)
Bank of America	5/22/25	USD	39,457,039	CNH	277,813,068	(787,041)
State Street	5/22/25	USD	39,393,257	CNH	277,813,068	(850,824)
UBS	5/22/25	USD	39,384,342	CNH	277,813,207	(859,759)
UBS	5/22/25	USD	39,384,282	CNH	277,812,790	(859,758)
UBS	5/22/25	USD	39,379,875	CNH	277,813,207	(864,226)
HSBC	6/12/25	USD	39,225,412	CNH	277,139,300	(961,298)
JPMorgan	6/12/25	USD	42,544,048	CNH	297,000,000	(522,571)
UBS	6/12/25	USD	42,551,972	CNH	297,000,000	(514,647)
UBS	6/12/25	USD	50,233,226	CNH	350,000,000	(518,683)
HSBC	6/26/25	USD	50,186,757	CNH	350,017,500	(601,619)
HSBC	6/26/25	USD	50,164,844	CNH	349,965,000	(615,915)
UBS	6/26/25	USD	50,192,514	CNH	350,017,500	(595,862)
Citibank	7/10/25	USD	44,338,507	CNH	305,000,153	52,978
HSBC	7/10/25	USD	35,652,308	CNH	253,676,868	(1,181,162)
HSBC	7/10/25	USD	35,648,801	CNH	253,676,868	(1,184,669)
HSBC	7/10/25	USD	50,303,257	CNH	350,000,000	(516,176)
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox International Stock Fund / 3

Consolidated Portfolio of Investments (unaudited)
                September 30, 2024
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
JPMorgan	8/14/25	USD	50,480,833	CNH	353,380,973	$(902,060)
UBS	8/14/25	USD	50,415,752	CNH	353,381,150	(967,166)
UBS	8/14/25	USD	50,417,119	CNH	353,381,150	(965,799)
UBS	8/14/25	USD	50,473,572	CNH	353,380,619	(909,269)
HSBC	9/11/25	USD	39,768,553	CNH	276,132,948	(427,659)
HSBC	9/11/25	USD	39,762,556	CNH	276,119,141	(431,646)
State Street	9/11/25	USD	39,723,945	CNH	276,132,948	(472,267)
UBS	9/11/25	USD	39,753,969	CNH	276,119,141	(440,233)
UBS	9/11/25	USD	39,755,145	CNH	276,091,530	(435,038)
Bank of America	9/25/25	USD	44,227,897	CNH	305,000,000	(195,596)
HSBC	9/25/25	USD	44,482,062	CNH	305,000,152	58,547
UBS	9/25/25	USD	44,240,086	CNH	305,000,000	(183,407)
UBS	9/25/25	USD	44,335,862	CNH	304,999,695	(87,587)
TWD: Taiwan Dollar
Citibank	2/27/25	USD	24,301,689	TWD	773,838,690	(624,461)
Citibank	2/27/25	USD	19,177,318	TWD	610,030,500	(472,399)
HSBC	2/27/25	USD	16,312,208	TWD	515,857,269	(304,092)
JPMorgan	2/27/25	USD	19,782,367	TWD	628,940,800	(476,471)
Citibank	3/13/25	USD	19,597,613	TWD	617,030,850	(318,208)
Citibank	3/13/25	USD	24,338,377	TWD	773,838,690	(638,709)
HSBC	3/13/25	USD	18,097,405	TWD	573,362,000	(408,922)
UBS	3/13/25	USD	17,462,929	TWD	555,059,200	(452,641)
HSBC	3/27/25	USD	24,421,651	TWD	773,800,000	(605,329)
HSBC	3/27/25	USD	20,961,853	TWD	666,000,000	(578,556)
JPMorgan	3/27/25	USD	18,070,028	TWD	573,362,000	(474,194)
UBS	3/27/25	USD	19,704,003	TWD	617,030,850	(252,599)
Bank of America	4/10/25	USD	18,094,691	TWD	573,276,000	(479,422)
Barclays	4/10/25	USD	24,487,342	TWD	773,800,000	(583,738)
JPMorgan	4/10/25	USD	19,335,357	TWD	610,030,500	(429,600)
UBS	4/10/25	USD	19,720,570	TWD	616,938,300	(268,199)
Bank of America	4/17/25	USD	24,473,276	TWD	773,722,620	(614,680)
HSBC	4/17/25	USD	19,688,557	TWD	617,000,000	(317,668)
HSBC	4/17/25	USD	16,358,945	TWD	515,175,884	(345,633)
HSBC	4/17/25	USD	19,347,787	TWD	609,939,000	(429,485)
Bank of America	5/15/25	USD	19,244,275	TWD	591,607,500	1,888
Barclays	5/15/25	USD	19,919,946	TWD	612,438,750	11
HSBC	5/15/25	USD	19,248,414	TWD	591,696,250	3,141
JPMorgan	5/15/25	USD	19,970,655	TWD	612,500,000	48,728
Bank of America	6/26/25	USD	19,985,338	TWD	612,530,625	(30,734)
Barclays	6/26/25	USD	19,328,899	TWD	591,696,250	(6,354)
JPMorgan	6/26/25	USD	19,961,891	TWD	612,530,625	(54,181)
JPMorgan	7/24/25	USD	19,031,702	TWD	597,500,299	(548,828)
JPMorgan	7/24/25	USD	19,028,643	TWD	597,499,402	(551,857)
UBS	7/24/25	USD	18,989,353	TWD	597,500,000	(591,167)
UBS	7/24/25	USD	19,034,734	TWD	597,500,299	(545,796)
HSBC	8/14/25	USD	17,820,114	TWD	550,000,000	(241,355)
HSBC	8/14/25	USD	17,697,985	TWD	550,000,275	(363,493)
JPMorgan	8/14/25	USD	17,704,795	TWD	549,999,450	(356,656)
JPMorgan	8/14/25	USD	17,700,833	TWD	550,000,275	(360,645)
Unrealized gain on currency forward contracts						1,300,997
Unrealized loss on currency forward contracts						(60,096,837)
Net unrealized loss on currency forward contracts						$(58,795,840)
The listed counterparty may be the parent company or one of its subsidiaries.
Holdings of 5% Voting Securities
Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the period ended September 30, 2024. Further detail on these holdings and related activity during the period appear below.
4 / Dodge & Cox International Stock FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                September 30, 2024
Holdings of 5% Voting Securities  (continued)
	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period	Dividend Income (net of foreign taxes, if any)
Common Stocks 3.9%
Consumer Discretionary 1.0%
Entain PLC	$617,592,662	$—	$—	$—	$(120,324,136)	$497,268,526	$11,354,667
Energy 0.0%
Ovintiv, Inc.	681,248,566	—	(771,163,204)	428,167,535	(338,252,897)	—	5,973,524
Industrials 0.9%
Smiths Group PLC	453,505,442	—	—	—	(1,166,120)	452,339,322	3,463,226
Materials 1.8%
Akzo Nobel NV	950,231,957	119,217,853	—	—	(122,783,806)	946,666,004	16,132,935
Mitsubishi Chemical Group Corp.	664,985,260	—	(228,698,460)	(88,231,272)	105,321,325	— (a)	14,891,366
						946,666,004
Real Estate 0.2%
Hang Lung Group, Ltd.	127,313,864	—	—	—	(1,115,179)	126,198,685	10,286,547
				$339,936,263	$(478,320,813)	$2,022,472,537	$62,102,265
(a)	Company was not an affiliate at period end
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox International Stock Fund / 5

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at September 30, 2024:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$2,656,426,902	$—
Consumer Discretionary	6,706,620,716	—
Consumer Staples	4,267,186,763	—
Energy	3,024,484,357	—
Financials	10,591,416,798	—
Health Care	7,278,586,668	—
Industrials	5,181,890,088	—
Information Technology	3,406,203,591	—
Materials	5,738,113,386	—
Real Estate	733,960,080	—
Preferred Stocks
Financials	1,166,631,005	—
Information Technology	288,600,703	—
Short-Term Investments
Repurchase Agreements	—	148,599,703
Money Market Fund	402,436,573	—
6 / Dodge & Cox International Stock Fund

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Total Securities	$51,442,557,630	$148,599,703
Other Investments
Currency Forward Contracts
Appreciation	$—	$1,300,997
Depreciation	—	(60,096,837)
Security transactions. Security transactions are recorded on the trade date.
Dodge & Cox International Stock Fund / 7

DODGE & COX EMERGING MARKETS STOCK FUND
Portfolio of Investments (unaudited)
                September 30, 2024
Common Stocks: 91.1%
	Shares	Value
Communication Services: 7.7%
Media & Entertainment: 6.4%
37 Interactive Entertainment Network Technology Group Co., Ltd., Class A (China)	562,300	$1,436,496
Baidu, Inc. ADR, Class A(a) (China)	37,044	3,900,363
Grupo Televisa SAB (Mexico)	2,961,814	1,498,206
IGG, Inc. (Singapore)	1,248,600	681,009
JOYY, Inc. ADR, Class A (China)	33,066	1,198,312
Megacable Holdings SAB de CV (Mexico)	349,031	726,424
MultiChoice Group(a) (South Africa)	256,669	1,619,269
NetEase, Inc. ADR (China)	23,950	2,239,564
Sun TV Network, Ltd. (India)	180,015	1,790,457
Tencent Holdings, Ltd. (China)	150,700	8,618,795
		23,708,895
Telecommunication Services: 1.3%
America Movil SAB de CV, Series B (Mexico)	683,300	561,146
Millicom International Cellular SA SDR(a) (Guatemala)	73,079	1,984,589
Safaricom PLC (Kenya)	6,724,700	779,335
Singapore Telecommunications, Ltd. (Singapore)	605,000	1,525,151
Sitios Latinoamerica SAB de CV(a) (Brazil)	999,449	180,195
		5,030,416
		28,739,311
Consumer Discretionary: 17.4%
Automobiles & Components: 1.8%
BYD Co., Ltd., Class H (China)	52,500	1,916,618
Fuyao Glass Industry Group Co., Ltd., Class H(b)(c) (China)	159,929	1,074,923
Hankook Tire & Technology Co., Ltd. (South Korea)	33,100	1,049,166
Hyundai Mobis Co., Ltd. (South Korea)	6,686	1,112,032
Kia Corp. (South Korea)	8,435	644,381
Yadea Group Holdings, Ltd.(b)(c) (China)	462,000	821,323
		6,618,443
Consumer Discretionary Distribution & Retail: 10.7%
Alibaba Group Holding, Ltd. ADR (China)	158,541	16,824,371
China Tourism Group Duty Free Corp., Ltd., Class A (China)	87,450	963,519
China Yongda Automobiles Services Holdings, Ltd. (China)	1,665,700	396,399
Coupang, Inc., Class A(a) (South Korea)	136,400	3,348,620
Cuckoo Homesys Co., Ltd. (South Korea)	32,256	571,023
Detsky Mir PJSC(a)(b)(c)(d) (Russia)	148,750	16
JD.com, Inc., Class A (China)	306,821	6,595,161
Motus Holdings, Ltd. (South Africa)	115,399	811,450
Prosus NV, Class N (China)	167,100	7,302,645
Vibra Energia SA (Brazil)	146,629	629,829
Vipshop Holdings, Ltd. ADR (China)	95,397	1,500,595
Zhongsheng Group Holdings, Ltd. (China)	388,800	721,199
		39,664,827
Consumer Durables & Apparel: 2.0%
Feng Tay Enterprise Co., Ltd. (Taiwan)	298,320	1,470,555

	Shares	Value
Gree Electric Appliances, Inc. of Zhuhai, Class A (China)	210,014	$1,436,910
Haier Smart Home Co., Ltd., Class H (China)	279,200	1,120,557
Man Wah Holdings, Ltd. (Hong Kong)	1,264,000	1,050,373
Midea Group Co., Ltd., Class A (China)	80,371	872,447
Pou Chen Corp. (Taiwan)	1,335,143	1,525,142
		7,475,984
Consumer Services: 2.9%
Afya, Ltd., Class A(a) (Brazil)	26,776	457,066
H World Group, Ltd. (China)	162,140	635,099
Humansoft Holding Co. KSC (Kuwait)	67,197	599,459
Las Vegas Sands Corp. (United States)	27,000	1,359,180
Leejam Sports Co. JSC (Saudi Arabia)	13,326	734,610
Ollamani SAB(a) (Mexico)	173,091	326,667
Sands China, Ltd.(a) (Macau)	307,443	787,803
Ser Educacional SA(a)(b)(c) (Brazil)	290,600	317,395
Trip.com Group, Ltd. ADR(a) (China)	16,200	962,766
Yum China Holdings, Inc. (China)	100,270	4,514,155
		10,694,200
		64,453,454
Consumer Staples: 5.5%
Consumer Staples Distribution & Retail: 1.0%
Atacadao SA(a) (Brazil)	70,800	120,216
BIM Birlesik Magazalar AS (Turkey)	38,734	562,080
Grupo Comercial Chedraui SAB de CV, Class B (Mexico)	61,600	461,390
Wal-Mart de Mexico SAB de CV (Mexico)	637,757	1,924,284
Yonghui Superstores Co., Ltd., Class A(a) (China)	1,107,200	573,609
		3,641,579
Food, Beverage & Tobacco: 4.3%
Ambev SA (Brazil)	86,200	206,967
Anadolu Efes Biracilik Ve Malt (Turkey)	91,522	525,353
Anheuser-Busch InBev SA/NV (Belgium)	92,663	6,124,914
Arca Continental SAB de CV (Mexico)	54,371	508,006
Century Pacific Food, Inc. (Philippines)	1,000,743	679,514
China Feihe, Ltd.(b)(c) (China)	1,322,557	1,000,358
Coca-Cola HBC AG (Italy)	21,780	775,724
Eastern Co. SAE (Egypt)	249,430	134,324
Fomento Economico Mexicano SAB de CV (Mexico)	51,343	506,207
GFPT PCL NVDR (Thailand)	1,372,529	490,532
JBS SA (Brazil)	44,500	258,372
Kweichow Moutai Co., Ltd., Class A (China)	1,962	489,467
PT Indofood CBP Sukses Makmur Tbk (Indonesia)	1,070,914	871,798
Sanquan Food Co., Ltd., Class A (China)	310,905	543,560
Saudia Dairy & Foodstuff Co. (Saudi Arabia)	6,583	661,915
Thai Union Group PCL NVDR (Thailand)	1,725,900	783,098
Tingyi (Cayman Islands) Holding Corp. (China)	338,000	487,836
Vietnam Dairy Products JSC (Vietnam)	124,700	355,851
WH Group, Ltd.(b)(c) (Hong Kong)	723,027	572,927
		15,976,723
1 / Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                September 30, 2024
Common Stocks (continued)
	Shares	Value
Household & Personal Products: 0.2%
Grape King Bio, Ltd. (Taiwan)	147,714	$669,804
		20,288,106
Energy: 4.3%
China Suntien Green Energy Corp., Ltd., Class H (China)	2,229,000	1,046,566
Ecopetrol SA (Colombia)	1,207,199	539,588
Geopark, Ltd. (Colombia)	70,828	557,416
INPEX Corp. (Japan)	71,000	957,370
LUKOIL PJSC(a)(d) (Russia)	7,143	1
Motor Oil (Hellas) Corinth Refineries SA (Greece)	38,721	916,354
National Energy Services Reunited Corp.(a) (United States)	740,930	6,864,717
Novatek PJSC(a)(d) (Russia)	30,294	3
Petroleo Brasileiro SA (Brazil)	402,343	2,900,308
PTT Exploration & Production PCL NVDR (Thailand)	356,600	1,451,779
Saudi Arabian Oil Co.(b)(c) (Saudi Arabia)	121,240	875,834
		16,109,936
Financials: 20.8%
Banks: 14.3%
Akbank TAS (Turkey)	171,900	309,644
Asia Commercial Bank JSC (Vietnam)	316,250	331,506
Axis Bank, Ltd. (India)	607,956	8,934,934
Banca Transilvania SA (Romania)	80,128	495,663
Bancolombia SA ADR (Colombia)	10,000	313,800
Bangkok Bank PCL NVDR (Thailand)	240,000	1,122,523
BDO Unibank, Inc. (Philippines)	304,725	859,184
China Merchants Bank Co., Ltd., Class H (China)	61,800	306,462
Commercial International Bank Egypt (CIB) (Egypt)	234,983	411,269
Credicorp, Ltd. (Peru)	36,643	6,631,284
Equity Group Holdings PLC (Kenya)	1,408,729	480,497
Grupo Financiero Banorte SAB de CV, Class O (Mexico)	68,943	490,689
HDFC Bank, Ltd. (India)	506,800	10,474,517
Hong Leong Financial Group BHD (Malaysia)	171,900	805,410
ICICI Bank, Ltd. (India)	204,456	3,108,148
IndusInd Bank, Ltd. (India)	98,693	1,701,781
Intercorp Financial Services, Inc. (Peru)	25,026	653,929
JB Financial Group Co., Ltd. (South Korea)	133,531	1,563,325
Kasikornbank PCL NVDR (Thailand)	210,043	979,145
KB Financial Group, Inc. (South Korea)	13,719	848,717
Metropolitan Bank & Trust Co. (Philippines)	660,890	926,986
Military Commercial Joint Stock Bank (Vietnam)	1,139,725	1,192,385
OTP Bank Nyrt. (Hungary)	9,310	486,739
PT Bank Negara Indonesia Persero Tbk, Class B (Indonesia)	2,900,000	1,024,769
PT Bank Rakyat Indonesia Persero Tbk, Class B (Indonesia)	3,673,613	1,201,082
Saudi Awwal Bank (Saudi Arabia)	49,200	454,438
Shinhan Financial Group Co., Ltd. (South Korea)	130,717	5,547,751
The Commercial Bank PSQC (Qatar)	190,000	229,607
Vietnam Technological & Commercial Joint Stock Bank (Vietnam)	1,231,800	1,213,497
		53,099,681

	Shares	Value
Financial Services: 2.8%
AEON Credit Service (M) BHD (Malaysia)	388,600	$658,740
Chailease Holding Co., Ltd. (Taiwan)	213,081	1,100,872
Dlocal, Ltd., Class A(a) (Uruguay)	41,600	332,800
FirstRand, Ltd. (South Africa)	165,226	794,309
Grupo de Inversiones Suramericana SA (Colombia)	26,609	183,464
Kaspi.KZ JSC ADR (Kazakhstan)	5,239	555,282
Noah Holdings, Ltd. ADR, Class A (China)	25,511	314,551
XP, Inc., Class A (Brazil)	360,496	6,467,298
		10,407,316
Insurance: 3.7%
AIA Group, Ltd. (Hong Kong)	494,400	4,429,589
BB Seguridade Participacoes SA (Brazil)	44,300	288,681
China Pacific Insurance Group Co., Ltd., Class H (China)	191,200	688,668
Korean Reinsurance Co. (South Korea)	148,654	936,690
Old Mutual, Ltd. (South Africa)	800,842	635,019
Ping An Insurance Group Co. of China, Ltd., Class H (China)	153,657	991,259
Prudential PLC (Hong Kong)	372,040	3,454,933
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	4,753	1,252,128
Sanlam, Ltd. (South Africa)	171,818	875,126
		13,552,093
		77,059,090
Health Care: 3.5%
Health Care Equipment & Services: 2.4%
China Isotope & Radiation Corp. (China)	128,400	184,989
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H (China)	212,786	563,864
Narayana Hrudayalaya, Ltd.(b) (India)	93,500	1,392,661
Shandong Pharmaceutical Glass Co., Ltd., Class A (China)	191,730	796,828
Shandong Weigao Group Medical Polymer Co., Ltd., Class H (China)	1,147,000	829,208
Sinocare, Inc., Class A (China)	175,357	758,314
Sinopharm Group Co., Ltd., Class H (China)	1,104,814	2,956,081
Sonoscape Medical Corp., Class A (China)	119,600	619,785
Tofflon Science & Technology Group Co., Ltd., Class A (China)	430,160	832,479
		8,934,209
Pharmaceuticals, Biotechnology & Life Sciences: 1.1%
Adcock Ingram Holdings, Ltd. (South Africa)	179,120	727,573
Beijing Tong Ren Tang Chinese Medicine Co., Ltd. (China)	521,700	618,079
Dr Reddy's Laboratories, Ltd. (India)	21,952	1,768,183
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A (China)	153,494	1,145,715
		4,259,550
		13,193,759
Industrials: 6.1%
Capital Goods: 3.9%
BOC Aviation, Ltd.(b)(c) (China)	95,500	789,911
Chicony Power Technology Co., Ltd. (Taiwan)	225,000	963,377
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Emerging Markets Stock Fund / 2

Portfolio of Investments (unaudited)
                September 30, 2024
Common Stocks (continued)
	Shares	Value
Contemporary Amperex Technology Co., Ltd., Class A (China)	60,600	$2,178,547
Doosan Bobcat, Inc. (South Korea)	37,188	1,154,571
Ferreycorp SAA (Peru)	534,750	415,469
Goldwind Science & Technology Co., Ltd., Class H (China)	1,535,800	1,157,700
HD Hyundai Infracore Co., Ltd. (South Korea)	77,000	441,615
KOC Holding AS (Turkey)	191,034	1,051,322
Larsen & Toubro, Ltd. (India)	39,254	1,723,778
PT Astra International Tbk (Indonesia)	3,771,600	1,258,030
SFA Engineering Corp. (South Korea)	58,854	1,185,901
Shenzhen Inovance Technology Co., Ltd., Class A (China)	93,700	835,133
United Integrated Services Co., Ltd. (Taiwan)	119,153	1,201,075
		14,356,429
Commercial & Professional Services: 0.3%
NICE Information Service Co., Ltd. (South Korea)	122,214	991,581
Transportation: 1.9%
Air Arabia PJSC (United Arab Emirates)	862,426	643,347
Aramex PJSC (United Arab Emirates)	918,921	562,903
Copa Holdings SA, Class A (Panama)	6,536	613,338
Globaltrans Investment PLC GDR(a)(b)(d) (Russia)	62,160	211,558
Gulf Warehousing Co. (Qatar)	594,367	566,942
Hyundai Glovis Co., Ltd. (South Korea)	15,108	1,410,635
International Container Terminal Services, Inc. (Philippines)	188,000	1,355,378
Movida Participacoes SA(a) (Brazil)	220,500	249,736
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	61,281	580,940
Westports Holdings BHD (Malaysia)	1,050,000	1,087,305
		7,282,082
		22,630,092
Information Technology: 12.7%
Semiconductors & Semiconductor Equipment: 9.6%
ACM Research, Inc., Class A(a) (United States)	40,000	812,000
ASE Technology Holding Co., Ltd. (Taiwan)	348,000	1,660,468
Elan Microelectronics Corp. (Taiwan)	374,000	1,684,073
Novatek Microelectronics Corp. (Taiwan)	98,857	1,618,123
Powertech Technology, Inc. (Taiwan)	365,714	1,583,203
Realtek Semiconductor Corp. (Taiwan)	101,000	1,503,199
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	887,143	26,827,480
		35,688,546
Software & Services: 1.4%
Asseco Poland SA (Poland)	56,338	1,271,960
Chinasoft International, Ltd. (China)	3,343,100	2,244,831
Hancom, Inc. (South Korea)	20,311	290,601
Shanghai Baosight Software Co., Ltd., Class A (China)	267,004	1,257,139
		5,064,531

	Shares	Value
Technology, Hardware & Equipment: 1.7%
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira (Brazil)	349,300	$1,288,788
Lenovo Group, Ltd. (China)	1,265,271	1,725,255
Wistron NeWeb Corp. (Taiwan)	423,806	1,553,457
Yageo Corp. (Taiwan)	85,599	1,685,121
		6,252,621
		47,005,698
Materials: 7.8%
Abou Kir Fertilizers & Chemical Industries Co. (Egypt)	180,500	237,850
Alpek SAB de CV, Class A (Mexico)	233,148	151,090
Alrosa PJSC(a)(d) (Russia)	215,620	23
Anhui Conch Cement Co., Ltd., Class H (China)	120,200	353,309
Cemex SAB de CV ADR (Mexico)	632,214	3,856,505
Duc Giang Chemicals JSC (Vietnam)	139,500	655,903
EID Parry India, Ltd. (India)	94,748	970,531
GCC SAB de CV (United States)	25,600	191,707
Glencore PLC (Australia)	1,158,408	6,623,935
Indorama Ventures PCL NVDR (Thailand)	1,148,000	881,224
KCC Corp. (South Korea)	3,395	782,743
Loma Negra Cia Industrial Argentina SA ADR(a) (Argentina)	28,386	228,791
Mondi PLC (Austria)	17,689	336,057
Nine Dragons Paper Holdings, Ltd.(a) (Hong Kong)	484,600	257,453
Orbia Advance Corp. SAB de CV (Mexico)	102,038	103,541
PTT Global Chemical PCL NVDR (Thailand)	866,343	807,716
Sahara International Petrochemical Co. (Saudi Arabia)	16,400	128,309
Severstal PAO(a)(d) (Russia)	16,182	2
Shandong Sinocera Functional Material Co., Ltd., Class A (China)	893,160	2,562,175
Suzano SA (Brazil)	10,700	106,927
Teck Resources, Ltd., Class B (Canada)	111,200	5,809,088
UPL, Ltd. (India)	261,003	1,906,103
Wanhua Chemical Group Co., Ltd., Class A (China)	37,000	482,226
Zhejiang NHU Co., Ltd., Class A (China)	526,363	1,695,510
		29,128,718
Real Estate: 2.8%
Equity Real Estate Investment Trusts (Reits): 0.2%
Macquarie Mexico Real Estate Management SAB de CV REIT(b)(c) (Mexico)	230,849	369,311
Prologis Property Mexico SAB de CV REIT (Mexico)	127,316	416,283
		785,594
Real Estate Management & Development: 2.6%
China Resources Land, Ltd. (China)	188,129	693,337
Emaar Development PJSC (United Arab Emirates)	342,551	814,166
Greentown Service Group Co., Ltd.(b) (China)	8,852,871	5,318,202
Hang Lung Group, Ltd. (Hong Kong)	595,129	803,830
3 / Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                September 30, 2024
Common Stocks (continued)
	Shares	Value
KE Holdings, Inc. ADR, Class A (China)	15,340	$305,419
Megaworld Corp. (Philippines)	43,260,943	1,659,800
		9,594,754
		10,380,348
Utilities: 2.5%
China Gas Holdings, Ltd. (China)	656,357	610,439
China Water Affairs Group, Ltd. (China)	1,190,000	800,594
GAIL (India), Ltd. (India)	690,000	1,977,586
KunLun Energy Co., Ltd. (China)	722,900	745,790
Mahanagar Gas, Ltd.(b) (India)	86,896	2,014,754
NTPC, Ltd. (India)	366,387	1,936,838
Tenaga Nasional BHD (Malaysia)	272,943	955,814
YTL Power International BHD (Malaysia)	401,100	356,015
		9,397,830
Total Common Stocks (Cost $303,292,861)		$338,386,342
Preferred Stocks: 5.4%
	Shares	Value
Consumer Discretionary: 0.4%
Automobiles & Components: 0.4%
Hyundai Motor Co., Pfd 2 (South Korea)	12,500	$1,676,608
Consumer Staples: 0.4%
Food, Beverage & Tobacco: 0.1%
Embotelladora Andina SA, Pfd, Class B (Chile)	142,771	481,037
Household & Personal Products: 0.3%
Amorepacific Corp., Pfd (South Korea)	17,010	521,603
LG H&H Co., Ltd., Pfd (South Korea)	5,155	631,120
		1,152,723
		1,633,760
Financials: 2.5%
Banks: 2.5%
Itau Unibanco Holding SA, Pfd (Brazil)	1,386,700	9,191,721
Industrials: 0.1%
Capital Goods: 0.1%
DL E&C Co., Ltd., Pfd (South Korea)	7,401	88,572
DL E&C Co., Ltd., Pfd 2 (South Korea)	6,907	109,597
		198,169
Information Technology: 1.9%
Technology, Hardware & Equipment: 1.9%
Samsung Electro-Mechanics Co., Ltd., Pfd (South Korea)	25,977	1,255,446
Samsung Electronics Co., Ltd., Pfd (South Korea)	146,479	5,701,446
		6,956,892
Materials: 0.0%
Braskem SA, Pfd, Class A(a) (Brazil)	30,000	109,753

	Shares	Value
Utilities: 0.1%
Centrais Eletricas Brasileiras SA, Pfd, Class B (Brazil)	33,700	$270,394
Total Preferred Stocks (Cost $22,381,634)		$20,037,297
Short-Term Investments: 3.6%
	Par Value/ Shares	Value
Repurchase Agreements: 2.3%
Fixed Income Clearing Corp.(e) 4.83%, dated 9/30/24, due 10/1/24, maturity value $8,001,073	$8,000,000	$8,000,000
Fixed Income Clearing Corp.(e) 2.20%, dated 9/30/24, due 10/1/24, maturity value $371,079	371,056	371,056
		8,371,056
Money Market Fund: 1.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class	4,932,435	4,932,435
Total Short-Term Investments (Cost $13,303,491)		$13,303,491
Total Investments In Securities (Cost $338,977,986)	100.1%	$371,727,130
Other Assets Less Liabilities	(0.1)%	(539,553)
Net Assets	100.0%	$371,187,577
(a)	Non-income producing
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Valued using significant unobservable inputs.
(e)	Repurchase agreement is collateralized by U.S. Treasury Notes 3.375%- 4.875%, 4/30/26-8/15/42. Total collateral value is $8,538,588.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
NVDR: Non-Voting Depository Receipt
SDR: Swedish Depository Receipt
USD United States Dollar
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
MSCI Emerging Markets Index— Long Position	170	12/20/24	$9,967,950	$643,022
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Emerging Markets Stock Fund / 4

Portfolio of Investments (unaudited)
                September 30, 2024
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CNH: Chinese Yuan Renminbi
HSBC	10/17/24	USD	397,355	CNH	2,796,663	$(2,015)
HSBC	11/7/24	USD	177,108	CNH	1,258,000	(2,847)
HSBC	11/7/24	USD	99,358	CNH	703,120	(1,222)
UBS	11/7/24	USD	177,169	CNH	1,258,000	(2,786)
Citibank	11/21/24	USD	179,124	CNH	1,281,133	(4,352)
HSBC	11/21/24	USD	199,507	CNH	1,424,000	(4,430)
HSBC	11/21/24	USD	199,403	CNH	1,423,998	(4,533)
HSBC	11/21/24	USD	39,810	CNH	284,729	(967)
HSBC	11/21/24	USD	39,861	CNH	285,096	(969)
HSBC	11/21/24	USD	39,853	CNH	285,044	(969)
JPMorgan	11/21/24	USD	199,440	CNH	1,424,000	(4,497)
UBS	11/21/24	USD	99,599	CNH	712,000	(2,370)
HSBC	12/5/24	USD	670,291	CNH	4,667,035	1,131
HSBC	12/5/24	USD	670,504	CNH	4,667,040	1,343
JPMorgan	12/5/24	USD	670,456	CNH	4,667,043	1,295
UBS	12/5/24	USD	670,619	CNH	4,667,040	1,459
UBS	12/5/24	USD	670,359	CNH	4,667,042	1,199
Citibank	1/16/25	USD	144,432	CNH	999,600	656
UBS	1/16/25	USD	144,326	CNH	999,600	550
UBS	1/16/25	USD	144,662	CNH	1,002,000	540
UBS	1/16/25	USD	144,474	CNH	999,500	712
Barclays	2/13/25	USD	216,133	CNH	1,520,322	(2,914)
HSBC	2/13/25	USD	323,954	CNH	2,280,477	(4,615)
HSBC	2/13/25	USD	216,031	CNH	1,520,319	(3,015)
HSBC	2/13/25	USD	934,330	CNH	6,574,000	(12,847)
UBS	2/13/25	USD	268,428	CNH	1,890,000	(3,882)
UBS	2/13/25	USD	216,314	CNH	1,520,322	(2,732)
UBS	2/13/25	USD	237,714	CNH	1,670,229	(2,931)
HSBC	3/13/25	USD	559,316	CNH	3,927,625	(7,541)
HSBC	3/13/25	USD	559,348	CNH	3,927,631	(7,509)
State Street	3/13/25	USD	559,491	CNH	3,927,628	(7,366)
State Street	3/13/25	USD	559,372	CNH	3,927,631	(7,486)
UBS	3/13/25	USD	559,228	CNH	3,927,629	(7,629)
UBS	3/13/25	USD	117,260	CNH	822,651	(1,469)
HSBC	3/20/25	USD	178,406	CNH	1,266,540	(4,466)
HSBC	3/20/25	USD	174,554	CNH	1,235,420	(3,825)
JPMorgan	3/20/25	USD	174,743	CNH	1,236,480	(3,789)
UBS	3/20/25	USD	178,330	CNH	1,266,730	(4,570)
UBS	3/20/25	USD	178,265	CNH	1,266,730	(4,635)
HSBC	4/10/25	USD	192,544	CNH	1,338,333	(940)
State Street	4/10/25	USD	150,589	CNH	1,064,050	(3,241)
UBS	4/10/25	USD	150,549	CNH	1,064,050	(3,282)
Barclays	4/17/25	USD	224,307	CNH	1,592,041	(5,932)
Barclays	4/17/25	USD	224,235	CNH	1,592,045	(6,005)
JPMorgan	4/17/25	USD	224,178	CNH	1,592,043	(6,062)
UBS	4/17/25	USD	224,323	CNH	1,592,044	(5,917)
UBS	4/17/25	USD	224,222	CNH	1,592,043	(6,018)
Bank of America	5/22/25	USD	121,093	CNH	852,600	(2,415)
State Street	5/22/25	USD	120,897	CNH	852,600	(2,611)
UBS	5/22/25	USD	120,856	CNH	852,601	(2,652)
UBS	5/22/25	USD	120,869	CNH	852,600	(2,639)
UBS	5/22/25	USD	120,869	CNH	852,599	(2,639)
HSBC	6/12/25	USD	1,869,984	CNH	13,212,000	(45,828)
Citibank	7/10/25	USD	194,557	CNH	1,338,335	232
HSBC	7/10/25	USD	474,297	CNH	3,303,000	(5,294)
HSBC	9/11/25	USD	136,729	CNH	949,381	(1,470)
HSBC	9/11/25	USD	136,709	CNH	949,333	(1,484)
State Street	9/11/25	USD	136,576	CNH	949,382	(1,624)
UBS	9/11/25	USD	136,679	CNH	949,333	(1,514)
UBS	9/11/25	USD	136,683	CNH	949,239	(1,496)
Bank of America	9/25/25	USD	194,071	CNH	1,338,333	(858)
HSBC	9/25/25	USD	195,186	CNH	1,338,332	257
5 / Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                September 30, 2024
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS	9/25/25	USD	194,545	CNH	1,338,332	$(384)
UBS	9/25/25	USD	194,125	CNH	1,338,333	(805)
TWD: Taiwan Dollar
Bank of America	11/7/24	USD	1,750,947	TWD	52,672,000	81,419
HSBC	11/7/24	USD	1,974,895	TWD	59,000,000	104,791
Citibank	2/27/25	USD	169,591	TWD	5,400,270	(4,358)
HSBC	2/27/25	USD	153,761	TWD	4,862,530	(2,866)
Citibank	3/13/25	USD	182,636	TWD	5,750,288	(2,966)
Citibank	3/13/25	USD	169,847	TWD	5,400,270	(4,457)
UBS	3/13/25	USD	4,817,455	TWD	146,256,000	96,770
HSBC	3/27/25	USD	170,428	TWD	5,400,000	(4,224)
UBS	3/27/25	USD	183,627	TWD	5,750,287	(2,354)
Barclays	4/10/25	USD	170,886	TWD	5,400,000	(4,074)
UBS	4/10/25	USD	183,782	TWD	5,749,425	(2,499)
Bank of America	4/17/25	USD	170,788	TWD	5,399,460	(4,290)
HSBC	4/17/25	USD	183,483	TWD	5,750,000	(2,960)
HSBC	4/17/25	USD	154,201	TWD	4,856,107	(3,258)
Bank of America	5/15/25	USD	758,929	TWD	23,331,000	74
Barclays	5/15/25	USD	813,059	TWD	24,997,500	0
HSBC	5/15/25	USD	759,092	TWD	23,334,500	124
JPMorgan	5/15/25	USD	815,129	TWD	25,000,000	1,989
Bank of America	6/26/25	USD	815,728	TWD	25,001,250	(1,255)
Barclays	6/26/25	USD	762,266	TWD	23,334,500	(251)
JPMorgan	6/26/25	USD	814,771	TWD	25,001,250	(2,212)
HSBC	7/24/25	USD	7,488,718	TWD	238,628,000	(331,299)
JPMorgan	7/24/25	USD	539,895	TWD	16,950,008	(15,569)
JPMorgan	7/24/25	USD	539,808	TWD	16,949,983	(15,655)
UBS	7/24/25	USD	538,694	TWD	16,950,000	(16,770)
UBS	7/24/25	USD	539,981	TWD	16,950,009	(15,483)
HSBC	8/14/25	USD	368,440	TWD	11,450,006	(7,567)
HSBC	8/14/25	USD	370,982	TWD	11,450,000	(5,025)
JPMorgan	8/14/25	USD	368,582	TWD	11,449,988	(7,425)
JPMorgan	8/14/25	USD	368,499	TWD	11,450,006	(7,508)
Unrealized gain on currency forward contracts						294,541
Unrealized loss on currency forward contracts						(700,613)
Net unrealized loss on currency forward contracts						$(406,072)
The listed counterparty may be the parent company or one of its subsidiaries.
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Emerging Markets Stock Fund / 6

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at September 30, 2024:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Signficant Unobservable Inputs)
Securities
Common Stocks
Communication Services	$28,739,311	$—	$—
Consumer Discretionary	64,453,438	—	16
Consumer Staples	20,288,106	—	—
Energy	16,109,932	—	4
Financials	77,059,090	—	—
Health Care	13,193,759	—	—
Industrials	22,418,534	—	211,558
Information Technology	47,005,698	—	—
Materials	29,128,693	—	25
Real Estate	10,380,348	—	—
Utilities	9,397,830	—	—
Preferred Stocks
Consumer Discretionary	1,676,608	—	—
Consumer Staples	1,633,760	—	—
Financials	9,191,721	—	—
Industrials	198,169	—	—
7 / Dodge & Cox Emerging Markets Stock Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Signficant Unobservable Inputs)
Information Technology	$6,956,892	$—	$—
Materials	109,753	—	—
Utilities	270,394	—	—
Short-Term Investments
Repurchase Agreements	—	8,371,056	—
Money Market Fund	4,932,435	—	—
Total Securities	$363,144,471	$8,371,056	$211,603
Other Investments
Futures Contracts
Appreciation	$643,022	$—	$—
Currency Forward Contracts
Appreciation	—	294,541	—
Depreciation	—	(700,613)	—
The following is a reconciliation of the Fund's holdings for which Level 3 inputs were used in determining value.
Common Stocks	Amount
Balance at 1/1/2024	$59
Sales	(627,314)
Net realized loss	(384,427)
Net change in unrealized depreciation	1,223,285
Balance at 9/30/2024	$211,603
Security transactions. Security transactions are recorded on the trade date.
Dodge & Cox Emerging Markets Stock Fund / 8

DODGE & COX BALANCED FUND
Portfolio of Investments (unaudited)
                September 30, 2024
Common Stocks: 62.7%
	Shares	Value
Communication Services: 5.9%
Media & Entertainment: 5.4%
Alphabet, Inc., Class A	510,200	$84,616,670
Alphabet, Inc., Class C	1,061,400	177,455,466
Baidu, Inc. ADR, Class A(a) (China)	445,200	46,875,108
Charter Communications, Inc., Class A(a)	556,394	180,316,167
Comcast Corp., Class A	2,722,048	113,699,945
EchoStar Corp., Class A(a)	1,063,449	26,394,804
Fox Corp., Class A	1,124,433	47,597,249
Fox Corp., Class B	549,480	21,319,824
Meta Platforms, Inc., Class A	155,800	89,186,152
News Corp., Class A	825,304	21,977,846
		809,439,231
Telecommunication Services: 0.5%
T-Mobile U.S., Inc.	354,261	73,105,300
		882,544,531
Consumer Discretionary: 4.1%
Automobiles & Components: 0.6%
Honda Motor Co., Ltd. ADR (Japan)	2,657,200	84,312,956
Consumer Discretionary Distribution & Retail: 2.6%
Alibaba Group Holding, Ltd. ADR (China)	1,062,400	112,741,888
Amazon.com, Inc.(a)	835,100	155,604,183
Prosus NV ADR (China)	9,801,211	85,270,536
The Gap, Inc.	1,480,578	32,646,745
		386,263,352
Consumer Durables & Apparel: 0.3%
VF Corp.	2,570,900	51,289,455
Consumer Services: 0.6%
Booking Holdings, Inc.	21,900	92,245,428
		614,111,191
Consumer Staples: 3.8%
Food, Beverage & Tobacco: 2.7%
Anheuser-Busch InBev SA/NV ADR (Belgium)	2,308,700	153,043,723
Imperial Brands PLC ADR (United Kingdom)	6,853,000	199,216,710
Molson Coors Beverage Co., Class B	986,914	56,767,293
		409,027,726
Household & Personal Products: 1.1%
Haleon PLC ADR (United Kingdom)	14,872,413	157,350,130
		566,377,856
Energy: 3.5%
Baker Hughes Co., Class A	3,031,600	109,592,340
ConocoPhillips	585,524	61,643,967
Occidental Petroleum Corp.	3,314,314	170,819,743
Occidental Petroleum Corp., Warrant(a)	1,381,001	41,043,350
The Williams Co., Inc.	2,950,600	134,694,890
		517,794,290
Financials: 16.0%
Banks: 5.3%
Banco Santander SA(b) (Spain)	19,137,000	98,001,416
Bank of America Corp.	1,680,500	66,682,240
BNP Paribas SA ADR (France)	2,879,600	98,856,668
Credicorp, Ltd. (Peru)	684,097	123,801,034
HDFC Bank, Ltd. ADR (India)	1,878,200	117,500,192

	Shares	Value
Truist Financial Corp.	1,230,184	$52,614,970
Wells Fargo & Co.	4,031,606	227,745,423
		785,201,943
Financial Services: 9.3%
Capital One Financial Corp.	1,000,000	149,730,000
Fidelity National Information Services, Inc.	2,247,200	188,203,000
Fiserv, Inc.(a)	2,202,300	395,643,195
State Street Corp.	156,821	13,873,954
The Bank of New York Mellon Corp.	2,232,400	160,420,264
The Charles Schwab Corp.	4,372,100	283,355,801
The Goldman Sachs Group, Inc.	204,500	101,249,995
UBS Group AG, NY Shs (Switzerland)	1,203,000	37,184,730
XP, Inc., Class A (Brazil)	3,511,500	62,996,310
		1,392,657,249
Insurance: 1.4%
Aegon, Ltd., NY Shs (Netherlands)	5,332,603	34,075,333
AIA Group, Ltd. ADR (Hong Kong)	37,850	1,331,941
Brighthouse Financial, Inc.(a)	467,990	21,073,590
MetLife, Inc.	1,877,142	154,826,672
		211,307,536
		2,389,166,728
Health Care: 14.1%
Health Care Equipment & Services: 6.0%
Baxter International, Inc.	2,293,400	87,080,398
CVS Health Corp.	3,545,400	222,934,752
Fresenius Medical Care AG ADR (Germany)	4,173,510	88,895,763
GE HealthCare Technologies, Inc.	740,600	69,505,310
Humana, Inc.	299,400	94,831,956
Medtronic PLC	460,700	41,476,821
The Cigna Group	484,465	167,838,055
UnitedHealth Group, Inc.	101,572	59,387,117
Zimmer Biomet Holdings, Inc.	579,500	62,557,025
		894,507,197
Pharmaceuticals, Biotechnology & Life Sciences: 8.1%
Alnylam Pharmaceuticals, Inc.(a)	145,800	40,099,374
Avantor, Inc.(a)	3,356,900	86,843,003
Bayer AG ADR (Germany)	4,631,400	39,227,958
BioMarin Pharmaceutical, Inc.(a)	829,100	58,277,439
Bristol-Myers Squibb Co.	467,500	24,188,450
Elanco Animal Health, Inc.(a)	5,759,600	84,608,524
Gilead Sciences, Inc.	1,976,480	165,708,083
GSK PLC ADR (United Kingdom)	4,801,680	196,292,678
Incyte Corp.(a)	1,288,900	85,196,290
Neurocrine Biosciences, Inc.(a)	63,200	7,281,904
Regeneron Pharmaceuticals, Inc.(a)	137,900	144,965,996
Roche Holding AG ADR (Switzerland)	1,859,300	74,279,035
Sanofi SA ADR (France)	3,377,765	194,660,597
		1,201,629,331
		2,096,136,528
Industrials: 5.8%
Capital Goods: 3.9%
Ashtead Group PLC(c) (United Kingdom)	1,209,100	93,531,067
GE Aerospace	287,900	54,292,182
Johnson Controls International PLC	2,652,014	205,822,807
RTX Corp.	1,913,300	231,815,428
		585,461,484
1 / Dodge & Cox Balanced FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                September 30, 2024
Common Stocks (continued)
	Shares	Value
Transportation: 1.9%
FedEx Corp.	536,534	$146,838,625
Norfolk Southern Corp.	542,400	134,786,400
		281,625,025
		867,086,509
Information Technology: 2.8%
Software & Services: 1.5%
Cognizant Technology Solutions Corp., Class A	575,000	44,378,500
Microsoft Corp.	409,700	176,293,910
		220,672,410
Technology, Hardware & Equipment: 1.3%
Cisco Systems, Inc.	829,300	44,135,346
Coherent Corp.(a)	314,300	27,944,413
HP, Inc.	1,138,230	40,828,310
Juniper Networks, Inc.	368,129	14,349,668
TE Connectivity PLC (Switzerland)	441,936	66,727,917
		193,985,654
		414,658,064
Materials: 3.6%
Air Products & Chemicals, Inc.	443,209	131,961,047
Akzo Nobel NV ADR (Netherlands)	982,904	23,098,244
Celanese Corp.	152,832	20,779,039
Glencore PLC(c) (Australia)	15,477,600	88,503,024
International Flavors & Fragrances, Inc.	1,160,100	121,729,293
LyondellBasell Industries NV, Class A	1,022,400	98,048,160
Nutrien, Ltd. (Canada)	1,045,100	50,227,506
		534,346,313
Real Estate: 1.5%
Equity Real Estate Investment Trusts (Reits): 1.5%
Gaming & Leisure Properties, Inc. REIT	1,086,054	55,877,478
SBA Communications Corp. REIT, Class A	235,765	56,748,636
Sun Communities, Inc. REIT	749,400	101,281,410
		213,907,524
Utilities: 1.6%
American Electric Power Co., Inc.	860,600	88,297,560
Dominion Energy, Inc.	2,644,600	152,831,434
		241,128,994
Total Common Stocks (Cost $6,322,274,938)		$9,337,258,528
Debt Securities: 34.5%
	Par Value	Value
U.S. Treasury: 4.9%
U.S. Treasury Inflation Indexed
2.00%, 1/15/26(d)	$166,036,942	$165,723,028
1.50%, 2/15/53(d)	15,718,224	14,205,877
U.S. Treasury Note/Bond
3.75%, 8/31/26	32,970,000	33,017,652
4.50%, 4/15/27	20,712,000	21,162,648
4.50%, 5/15/27	97,900,000	100,114,223
4.625%, 4/30/29	86,886,000	90,727,990
3.625%, 8/31/29	26,380,000	26,458,316
3.75%, 12/31/30	78,107,000	78,567,709
4.00%, 1/31/31	1,575,000	1,606,069
4.25%, 2/28/31	57,705,000	59,677,339
4.625%, 4/30/31	120,770,000	127,586,900
4.25%, 6/30/31	14,070,000	14,565,748
		733,413,499

	Par Value	Value
Government-Related: 1.0%
Agency: 0.8%
Petroleo Brasileiro SA (Brazil)
7.25%, 3/17/44	$4,300,000	$4,564,738
Petroleos Mexicanos (Mexico)
6.70%, 2/16/32	44,899,000	40,253,795
6.375%, 1/23/45	10,725,000	7,475,701
6.75%, 9/21/47	11,625,000	8,329,422
7.69%, 1/23/50	65,530,000	51,195,981
		111,819,637
Local Authority: 0.1%
State of Illinois GO
5.10%, 6/1/33	21,284,706	21,618,803
		21,618,803
Sovereign: 0.1%
Colombia Government International (Colombia)
5.625%, 2/26/44	8,100,000	6,518,030
5.00%, 6/15/45	8,300,000	6,107,125
		12,625,155
		146,063,595
Securitized: 15.4%
Asset-Backed: 1.9%
Auto Loan: 0.2%
Ford Credit Auto Owner Trust
Series 2024-B A3, 5.10%, 4/15/29	12,828,000	13,105,788
Toyota Auto Receivables Owner Trust
Series 2024-C A3, 4.88%, 3/15/29	12,823,000	13,046,437
		26,152,225
Federal Agency: 0.0%*
Small Business Admin. - 504 Program
Series 2007-20F 1, 5.71%, 6/1/27	216,284	218,035
		218,035
Other: 0.1%
Rio Oil Finance Trust (Brazil)
9.75%, 1/6/27(e)	12,488,562	12,896,475
8.20%, 4/6/28(e)	7,696,160	7,854,932
		20,751,407
Student Loan: 1.6%
Navient Student Loan Trust
United States 30 Day Average SOFR
+1.2640%, Series 2016-7A A, 6.545%, 3/25/66(e)	26,123,923	26,312,089
+1.4140%, Series 2016-6A A3, 6.695%, 3/25/66(e)	18,707,610	18,934,006
+0.9140%, Series 2017-5A A, 6.195%, 7/26/66(e)	3,878,511	3,876,367
+1.2640%, Series 2017-1A A3, 6.545%, 7/26/66(e)	4,029,261	4,040,996
+1.1640%, Series 2017-2A A, 6.445%, 12/27/66(e)	5,901,650	5,912,820
+0.8640%, Series 2018-2A A3, 6.145%, 3/25/67(e)	59,445,931	59,023,550
+1.1140%, Series 2019-2A A2, 6.395%, 2/27/68(e)	2,601,394	2,602,552
+0.8140%, Series 2016-1A A, 6.095%, 2/25/70(e)	4,408,635	4,394,359
+0.6640%, Series 2021-2A A1B, 5.945%, 2/25/70(e)	11,355,210	11,204,560
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Balanced Fund / 2

Portfolio of Investments (unaudited)
                September 30, 2024
Debt Securities (continued)
	Par Value	Value
SLM Student Loan Trust
United States 30 Day Average SOFR
+0.9140%, Series 2012-5 A3, 6.195%, 3/25/26	$34,385,899	$34,328,681
United States 90 Day Average SOFR
+0.8610%, Series 2005-9 A7A, 6.221%, 1/25/41	3,323,755	3,292,207
+0.4310%, Series 2006-2 A6, 5.791%, 1/25/41	6,532,298	6,365,858
+0.4210%, Series 2006-8 A6, 5.781%, 1/25/41	3,570,028	3,458,641
+0.8110%, Series 2004-3A A6B, 6.171%, 10/25/64(e)	14,431,083	14,215,728
SMB Private Education Loan Trust (Private Loans)
Series 2018-B A2A, 3.60%, 1/15/37(e)	4,537,886	4,468,186
Series 2023-C A1A, 5.67%, 11/15/52(e)	10,125,260	10,428,203
Series 2023-A A1A, 5.38%, 1/15/53(e)	13,932,468	14,234,346
Series 2023-D A1A, 6.15%, 9/15/53(e)	12,908,523	13,647,531
Series 2024-A A1A, 5.24%, 3/15/56(e)	1,321,905	1,355,076
		242,095,756
		289,217,423
CMBS: 0.1%
Agency CMBS: 0.1%
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.461%, 3/25/26(f)	9,352,743	155,668
Series K056 X1, 1.367%, 5/25/26(f)	3,964,579	65,521
Series K064 X1, 0.729%, 3/25/27(f)	8,513,107	104,987
Series K065 X1, 0.798%, 4/25/27(f)	41,228,007	616,330
Series K066 X1, 0.879%, 6/25/27(f)	35,927,317	578,958
Series K069 X1, 0.467%, 9/25/27(f)	214,243,746	2,010,699
Series K090 X1, 0.854%, 2/25/29(f)	178,028,891	4,925,151
		8,457,314
		8,457,314
Mortgage-Related: 13.4%
CMO & REMIC: 2.8%
Dept. of Veterans Affairs
Series 1995-1 1, 5.624%, 2/15/25(f)	2,179	2,172
Series 1995-2C 3A, 8.793%, 6/15/25	5,836	5,897
Series 2002-1 2J, 6.50%, 8/15/31	1,860,176	1,881,404
Fannie Mae
Trust 2002-33 A1, 7.00%, 6/25/32	665,599	680,389
Trust 2009-30 AG, 6.50%, 5/25/39	501,997	539,749
Trust 2020-45 HD, 3.50%, 7/25/40	755,104	726,689
Trust 2001-T7 A1, 7.50%, 2/25/41	500,634	533,599
Trust 2001-T5 A3, 7.50%, 6/19/41(f)	269,753	277,351
Trust 2001-T4 A1, 7.50%, 7/25/41	491,897	501,685
Trust 2001-T8 A1, 7.50%, 7/25/41	417,834	426,309
Trust 2001-W3 A, 7.00%, 9/25/41(f)	247,772	248,795
Trust 2001-T10 A2, 7.50%, 12/25/41	274,079	280,840
Trust 2013-106 MA, 4.00%, 2/25/42	3,342,523	3,328,959
Trust 2002-W6 2A1, 7.00%, 6/25/42(f)	472,994	469,932
Trust 2002-W8 A2, 7.00%, 6/25/42	714,989	752,102
Trust 2003-W2 1A2, 7.00%, 7/25/42	533,421	561,316
Trust 2003-W2 1A1, 6.50%, 7/25/42	1,110,212	1,172,161
Trust 2003-W4 4A, 5.40%, 10/25/42(f)	529,436	543,927
Trust 2012-121 NB, 7.00%, 11/25/42	543,724	580,269
Trust 2013-19 ZA, 3.50%, 3/25/43	17,114,282	16,207,288
Trust 2004-T1 1A2, 6.50%, 1/25/44	382,367	394,348
Trust 2004-W2 5A, 7.50%, 3/25/44	523,136	545,571
Trust 2004-W8 3A, 7.50%, 6/25/44	89,923	92,745

	Par Value	Value
Trust 2005-W4 1A2, 6.50%, 8/25/45	$1,133,191	$1,184,593
Trust 2009-11 MP, 7.00%, 3/25/49	1,117,546	1,220,990
United States 30 Day Average SOFR
+0.6640%, Trust 2013-98 FA, 5.945%, 9/25/43	1,923,126	1,914,013
Freddie Mac
Series T-48 1A4, 5.538%, 7/25/33	11,951,221	12,168,090
Series T-51 1A, 6.50%, 9/25/43(f)	105,313	112,364
Series T-59 1A1, 6.50%, 10/25/43	3,967,904	4,105,668
Series 4281 BC, 4.50%, 12/15/43(f)	11,459,700	11,603,674
Series 4384 DZ, 2.50%, 9/15/44	21,007,482	18,723,622
Series 4680 GZ, 3.50%, 3/15/47	13,590,900	12,501,642
United States 30 Day Average SOFR
+0.7240%, Series 314 F2, 6.067%, 9/15/43	4,569,449	4,558,717
Ginnie Mae
CME Term SOFR 1 Month
+0.7340%, Series 2014-H18 FA, 6.087%, 9/20/64	1,543,592	1,541,513
+0.8140%, Series 2020-H02 FA, 6.167%, 1/20/70	14,401,841	14,421,615
+0.7640%, Series 2020-H01 FV, 6.117%, 1/20/70	19,511,971	19,390,402
United States 30 Day Average SOFR
+0.55%, Series 2022-H04 FG, 5.895%, 2/20/67	7,364,343	7,337,040
+0.80%, Series 2023-H05 FJ, 6.145%, 2/20/68	39,138,389	39,127,137
+0.41%, Series 2022-H06 FC, 5.755%, 8/20/68	33,219,343	32,765,009
+1.02%, Series 2023-H08 FE, 6.365%, 8/20/71	21,459,400	21,652,644
+1%, Series 2022-H20 FB, 6.345%, 8/20/71	30,687,903	30,729,611
+0.82%, Series 2022-H04 HF, 6.165%, 2/20/72	6,972,411	6,939,525
+0.67%, Series 2022-H09 FA, 6.015%, 4/20/72	20,305,481	20,053,874
+0.74%, Series 2022-H09 FC, 6.085%, 4/20/72	24,984,582	24,750,439
+0.97%, Series 2022-H11 EF, 6.315%, 5/20/72	15,172,929	15,171,004
CME Term SOFR 12 Month
+1.0150%, Series 2017-H03 F, 6.134%, 1/20/67	9,969,120	9,994,385
+0.9450%, Series 2017-H20 BF, 6.314%, 10/20/67	10,648,661	10,636,987
+0.9450%, Series 2017-H20 FG, 6.314%, 10/20/67	6,526,080	6,517,771
+0.7750%, Series 2018-H02 GF, 5.545%, 12/20/67	16,715,855	16,658,807
+0.7950%, Series 2018-H08 GF, 6.053%, 5/20/68	4,008,974	3,992,644
+0.9650%, Series 2018-H13 BF, 6.015%, 6/20/68	12,013,126	12,038,886
+0.9950%, Series 2019-H04 EF, 5.821%, 11/20/68	16,560,119	16,514,238
+0.9650%, Series 2019-H01 FV, 6.084%, 12/20/68	1,807,476	1,799,229
		410,879,630
Federal Agency Mortgage Pass-Through: 10.6%
Fannie Mae, 15 Year
4.50%, 1/1/25 - 1/1/27	115,816	116,108
3.50%, 1/1/27 - 12/1/29	1,366,031	1,350,667
3 / Dodge & Cox Balanced FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                September 30, 2024
Debt Securities (continued)
	Par Value	Value
Fannie Mae, 20 Year
4.00%, 11/1/30 - 2/1/37	$10,455,558	$10,408,980
4.50%, 1/1/31 - 12/1/34	13,998,830	14,068,378
3.50%, 4/1/36 - 4/1/37	6,900,601	6,732,935
2.50%, 4/1/42	36,248,132	32,558,350
3.00%, 8/1/42	22,518,771	20,982,478
Fannie Mae, 30 Year
6.50%, 12/1/28 - 8/1/39	4,152,743	4,356,966
5.50%, 7/1/33 - 8/1/37	2,919,791	3,012,456
6.00%, 9/1/36 - 8/1/37	3,693,921	3,853,838
7.00%, 8/1/37	120,195	128,556
4.50%, 3/1/40	464,584	469,899
5.00%, 12/1/48 - 3/1/49	2,912,547	2,972,144
2.50%, 6/1/50 - 10/1/50	120,483,798	105,619,540
2.00%, 9/1/50 - 10/1/51	121,953,950	102,190,584
3.00%, 3/1/52	30,505,864	27,669,864
3.50%, 4/1/52 - 8/1/52	325,166,209	305,461,471
3.50%, 6/1/52	98,699,870	91,976,682
4.00%, 1/1/53 - 7/1/53	110,088,837	105,857,509
Fannie Mae, 40 Year
4.50%, 6/1/56	12,996,857	12,888,723
Fannie Mae, Hybrid ARM
7.113%, 9/1/34(f)	155,498	159,609
5.544%, 12/1/34(f)	160,489	159,652
6.039%, 1/1/35(f)	212,682	214,955
7.258%, 1/1/35(f)	238,073	241,503
7.032%, 8/1/35(f)	130,124	131,205
6.28%, 5/1/37(f)	396,795	403,082
6.03%, 11/1/40 - 12/1/40(f)	527,467	535,802
5.80%, 11/1/43(f)	595,837	612,721
6.254%, 4/1/44(f)	1,356,218	1,401,001
5.85%, 11/1/44 - 12/1/44(f)	3,242,109	3,342,398
7.465%, 9/1/45(f)	431,267	445,165
7.541%, 12/1/45(f)	1,240,838	1,284,860
7.426%, 1/1/46(f)	624,349	638,426
2.962%, 4/1/46(f)	1,394,896	1,395,421
2.518%, 12/1/46(f)	3,005,728	2,901,627
7.439%, 6/1/47(f)	802,029	828,080
7.484%, 7/1/47(f)	1,624,378	1,678,455
7.294%, 8/1/47(f)	1,743,578	1,810,065
3.355%, 1/1/49(f)	1,387,775	1,399,163
1.934%, 4/1/52(f)	14,653,067	13,543,202
1.962%, 4/1/52(f)	35,447,019	31,795,105
2.313%, 4/1/52(f)	20,481,611	18,624,356
2.637%, 7/1/52(f)	16,304,819	15,047,870
Freddie Mac, Hybrid ARM
7.493%, 5/1/34(f)	220,189	222,836
6.375%, 10/1/35(f)	483,920	500,366
6.816%, 4/1/37(f)	538,929	556,509
6.454%, 9/1/37(f)	437,313	451,453
6.134%, 1/1/38(f)	103,105	104,319
6.569%, 2/1/38(f)	319,886	327,280
7.188%, 7/1/38(f)	44,222	45,776
6.245%, 10/1/38(f)	138,171	138,723
6.725%, 10/1/41(f)	94,720	98,029
7.163%, 8/1/42(f)	622,358	648,549
7.216%, 5/1/44(f)	1,639,161	1,698,870
7.36%, 5/1/44(f)	70,669	72,230
7.365%, 6/1/44(f)	530,452	538,890
7.495%, 6/1/44(f)	659,446	685,298
6.657%, 1/1/45(f)	1,610,175	1,665,232
7.438%, 10/1/45(f)	939,737	974,325
7.443%, 10/1/45(f)	1,059,853	1,097,831
7.505%, 7/1/47(f)	684,444	710,559

	Par Value	Value
3.237%, 1/1/49(f)	$4,078,161	$4,108,737
3.736%, 3/1/49(f)	920,942	918,806
2.305%, 5/1/52(f)	13,616,192	12,311,106
2.026%, 5/1/52(f)	39,370,644	35,371,671
Freddie Mac Gold, 15 Year
4.50%, 9/1/26	53,678	53,878
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	262,837	271,162
4.50%, 4/1/31 - 6/1/31	1,867,409	1,883,673
Freddie Mac Gold, 30 Year
6.50%, 12/1/32 - 4/1/33	1,371,337	1,445,643
7.00%, 11/1/37 - 9/1/38	1,285,314	1,378,625
5.50%, 12/1/37	140,783	145,307
6.00%, 2/1/39	345,889	364,853
4.50%, 9/1/41 - 6/1/42	9,937,385	10,037,130
Freddie Mac Pool, 20 Year
3.00%, 5/1/42 - 10/1/42	103,882,904	96,379,402
Freddie Mac Pool, 30 Year
2.50%, 6/1/50 - 2/1/51	115,470,722	101,352,935
2.00%, 9/1/50	73,387,485	61,643,756
3.00%, 2/1/52 - 6/1/52	122,951,534	111,147,606
3.50%, 5/1/52 - 8/1/53	179,611,119	167,951,848
4.00%, 3/1/53	15,242,882	14,638,229
Ginnie Mae, 30 Year
7.50%, 10/15/25	1,355	1,354
		1,583,212,647
		1,994,092,277
		2,291,767,014
Corporate: 13.2%
Financials: 6.4%
Bank of America Corp.
6.10%, (g)(h)(i)	31,008,000	31,050,822
4.45%, 3/3/26	3,970,000	3,975,448
4.25%, 10/22/26	2,970,000	2,968,507
4.183%, 11/25/27	7,925,000	7,908,953
3.846%, 3/8/37(i)	40,560,000	37,493,112
Barclays PLC (United Kingdom)
5.829%, 5/9/27(i)	7,700,000	7,846,430
4.836%, 5/9/28	4,525,000	4,529,386
5.501%, 8/9/28(i)	10,750,000	11,027,675
5.746%, 8/9/33(i)	9,500,000	9,935,134
6.224%, 5/9/34(i)	2,800,000	3,016,623
7.119%, 6/27/34(i)	4,500,000	5,010,901
BNP Paribas SA (France)
4.375%, 9/28/25(e)	8,223,000	8,161,705
4.625%, 3/13/27(e)	12,175,000	12,136,623
2.588%, 8/12/35(e)(i)	6,500,000	5,661,097
Boston Properties, Inc.
3.65%, 2/1/26	5,341,000	5,261,579
2.75%, 10/1/26	22,161,000	21,362,261
2.90%, 3/15/30	7,270,000	6,531,037
3.25%, 1/30/31	5,850,000	5,269,220
6.50%, 1/15/34	14,850,000	16,162,206
Capital One Financial Corp.
4.20%, 10/29/25	11,475,000	11,393,872
2.636%, 3/3/26(i)	6,775,000	6,699,790
4.927%, 5/10/28(i)	10,075,000	10,195,429
7.624%, 10/30/31(i)	10,600,000	12,047,243
5.268%, 5/10/33(i)	4,975,000	5,022,181
6.377%, 6/8/34(i)	5,700,000	6,157,933
Citigroup, Inc.
5.95%, (g)(h)(i)	67,677,000	67,763,288
6.25%, (g)(h)(i)	45,886,000	46,584,798
4.412%, 3/31/31(i)	6,000,000	5,958,358
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Balanced Fund / 4

Portfolio of Investments (unaudited)
                September 30, 2024
Debt Securities (continued)
	Par Value	Value
3.785%, 3/17/33(i)	$15,725,000	$14,730,561
United States 90 Day Average SOFR
+6.63%, 11.887%, 10/30/40(g)	37,080,925	44,408,116
HSBC Holdings PLC (United Kingdom)
5.21%, 8/11/28(i)	5,525,000	5,637,369
4.762%, 3/29/33(i)	41,136,000	40,562,997
6.547%, 6/20/34(i)	10,125,000	11,078,429
6.50%, 5/2/36	17,805,000	19,660,353
6.50%, 9/15/37	3,265,000	3,608,988
JPMorgan Chase & Co.
6.10%, (g)(h)(i)	74,280,000	74,280,000
1.04%, 2/4/27(i)	17,500,000	16,730,900
8.75%, 9/1/30(g)	25,692,000	31,154,754
2.739%, 10/15/30(i)	5,000,000	4,632,036
2.956%, 5/13/31(i)	11,793,000	10,846,597
5.717%, 9/14/33(i)	11,050,000	11,715,910
Lloyds Banking Group PLC (United Kingdom)
4.65%, 3/24/26	3,100,000	3,093,851
3.75%, 3/18/28(i)	8,025,000	7,903,328
7.953%, 11/15/33(i)	14,000,000	16,382,562
NatWest Group PLC (United Kingdom)
5.808%, 9/13/29(i)	11,800,000	12,356,919
6.016%, 3/2/34(i)	13,000,000	14,052,474
3.032%, 11/28/35(i)	12,365,000	10,997,640
The Charles Schwab Corp.
5.643%, 5/19/29(i)	4,500,000	4,698,386
5.853%, 5/19/34(i)	2,500,000	2,676,978
6.136%, 8/24/34(i)	5,075,000	5,547,809
The Goldman Sachs Group, Inc.
3.615%, 3/15/28(i)	12,695,000	12,489,835
UBS Group AG (Switzerland)
9.25%, (e)(g)(h)(i)	49,775,000	58,701,350
5.959%, 1/12/34(e)(i)	23,275,000	24,888,922
UniCredit SPA (Italy)
7.296%, 4/2/34(e)(i)	29,960,000	31,932,651
5.459%, 6/30/35(e)(i)	7,325,000	7,207,106
Unum Group
6.75%, 12/15/28	8,417,000	9,010,659
Wells Fargo & Co.
5.875%, (g)(h)(i)	27,987,000	28,070,317
4.10%, 6/3/26	3,376,000	3,364,494
4.30%, 7/22/27	13,145,000	13,175,169
2.572%, 2/11/31(i)	12,005,000	10,901,387
4.897%, 7/25/33(i)	11,000,000	11,126,094
5.389%, 4/24/34(i)	1,900,000	1,970,670
		956,727,222
Industrials: 5.9%
Bayer AG (Germany)
4.375%, 12/15/28(e)	10,100,000	9,967,891
6.375%, 11/21/30(e)	6,200,000	6,637,773
6.50%, 11/21/33(e)	9,450,000	10,228,162
British American Tobacco PLC (United Kingdom)
3.75%, (b)(g)(h)(i)(j)	88,928,000	94,653,392
6.343%, 8/2/30	3,900,000	4,221,254
4.742%, 3/16/32	15,335,000	15,336,889
6.421%, 8/2/33	3,900,000	4,283,772
Cemex SAB de CV (Mexico)
5.20%, 9/17/30(e)	14,400,000	14,441,846
3.875%, 7/11/31(e)	13,105,000	12,065,017
Charter Communications, Inc.
4.50%, 5/1/32	14,925,000	12,904,951

	Par Value	Value
4.40%, 4/1/33	$2,475,000	$2,264,303
4.50%, 6/1/33(e)	21,105,000	17,923,092
4.25%, 1/15/34(e)	7,550,000	6,192,963
6.55%, 5/1/37	11,000,000	10,887,872
6.75%, 6/15/39	6,160,000	6,168,957
6.484%, 10/23/45	50,612,000	48,825,098
5.75%, 4/1/48	11,200,000	9,780,734
5.25%, 4/1/53	5,135,000	4,196,071
Cox Enterprises, Inc.
3.85%, 2/1/25(e)	14,626,000	14,553,859
3.35%, 9/15/26(e)	14,932,000	14,621,403
3.50%, 8/15/27(e)	16,200,000	15,824,430
Dillard's, Inc.
7.75%, 7/15/26	50,000	51,874
7.75%, 5/15/27	540,000	567,053
7.00%, 12/1/28	15,135,000	16,030,933
Elanco Animal Health, Inc.
6.65%, 8/28/28	13,000,000	13,455,689
Ford Motor Credit Co. LLC(k)
5.125%, 6/16/25	16,100,000	16,093,915
3.375%, 11/13/25	9,350,000	9,171,478
4.389%, 1/8/26	18,850,000	18,685,930
4.542%, 8/1/26	18,304,000	18,148,322
2.70%, 8/10/26	12,700,000	12,201,194
4.95%, 5/28/27	10,000,000	9,975,507
7.35%, 11/4/27	4,000,000	4,247,279
6.80%, 5/12/28	3,100,000	3,247,738
Foundry JV Holdco LLC(k)
5.90%, 1/25/30(e)	3,575,000	3,700,219
6.15%, 1/25/32(e)	2,850,000	2,963,864
Imperial Brands PLC (United Kingdom)
4.25%, 7/21/25(e)	25,425,000	25,282,488
3.50%, 7/26/26(e)	7,800,000	7,644,837
6.125%, 7/27/27(e)	11,425,000	11,883,982
3.875%, 7/26/29(e)	27,915,000	26,952,607
Macy's, Inc.
6.70%, 7/15/34(e)	2,539,000	2,219,948
Optics Bidco SpA(k) (Italy)
7.20%, 7/18/36(e)	8,688,000	9,349,748
7.721%, 6/4/38(e)	5,536,000	6,121,438
Oracle Corp.
1.65%, 3/25/26	13,990,000	13,447,939
2.80%, 4/1/27	6,350,000	6,148,159
2.95%, 4/1/30	5,000,000	4,649,372
Philip Morris International, Inc.
4.875%, 2/13/29	9,900,000	10,150,283
5.125%, 2/13/31	5,925,000	6,158,442
Prosus NV (China)
4.85%, 7/6/27(e)	14,200,000	14,211,672
3.68%, 1/21/30(e)	3,750,000	3,536,660
3.061%, 7/13/31(e)	38,650,000	34,114,058
4.193%, 1/19/32(e)	19,475,000	18,255,232
4.987%, 1/19/52(e)	26,229,000	22,148,351
TC Energy Corp. (Canada)
5.625%, 5/20/75(g)(i)	20,570,000	20,367,566
5.875%, 8/15/76(g)(i)	7,465,000	7,411,518
5.30%, 3/15/77(g)(i)	29,935,000	29,387,920
5.50%, 9/15/79(g)(i)	9,435,000	9,111,182
5.60%, 3/7/82(g)(i)	19,781,000	19,205,330
Telecom Italia SPA (Italy)
7.20%, 7/18/36	2,908,000	3,035,045
7.721%, 6/4/38	2,676,000	2,853,451
The Cigna Group
7.875%, 5/15/27	17,587,000	19,134,147
5 / Dodge & Cox Balanced FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                September 30, 2024
Debt Securities (continued)
	Par Value	Value
4.375%, 10/15/28	$5,211,000	$5,231,248
T-Mobile U.S., Inc.
2.25%, 2/15/26	6,800,000	6,611,414
3.375%, 4/15/29	6,500,000	6,238,435
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(e)	12,050,000	11,998,702
5.25%, 6/6/29(e)	2,594,000	2,568,060
Union Pacific Corp.
6.176%, 1/2/31	2,158,492	2,268,590
VMware, Inc.
1.40%, 8/15/26	19,765,000	18,725,042
4.65%, 5/15/27	14,137,000	14,236,319
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(g)(i)	18,300,000	19,305,036
		884,484,945
Utilities: 0.9%
American Electric Power Co., Inc.
5.699%, 8/15/25	11,320,000	11,409,660
Dominion Energy, Inc.
5.75%, 10/1/54(g)(i)	22,950,000	22,950,000
NextEra Energy, Inc.
6.051%, 3/1/25	3,375,000	3,389,196
5.749%, 9/1/25	3,975,000	4,015,235
4.625%, 7/15/27	10,075,000	10,225,860
4.90%, 3/15/29	11,975,000	12,277,722
The Southern Co.
5.113%, 8/1/27	11,900,000	12,175,386
4.85%, 6/15/28	12,475,000	12,773,812
4.00%, 1/15/51(g)(i)	19,036,000	18,767,079
3.75%, 9/15/51(g)(i)	19,900,000	19,260,018
		127,243,968
		1,968,456,135
Total Debt Securities (Cost $5,165,619,797)		$5,139,700,243
Short-Term Investments: 2.2%
	Par Value/ Shares	Value
Repurchase Agreements: 1.6%
Fixed Income Clearing Corp.(l) 4.83%, dated 9/30/24, due 10/1/24, maturity value $230,030,858	$230,000,000	$230,000,000
Fixed Income Clearing Corp.(l) 2.20%, dated 9/30/24, due 10/1/24, maturity value $14,903,229	14,902,318	14,902,318
		244,902,318
Money Market Fund: 0.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class	91,618,101	91,618,101
Total Short-Term Investments (Cost $336,520,419)		$336,520,419
Total Investments In Securities (Cost $11,824,415,154)	99.4%	$14,813,479,190
Other Assets Less Liabilities	0.6%	87,228,300
Net Assets	100.0%	$14,900,707,490
(a)	Non-income producing
(b)	The security is issued in Euros (EUR).
(c)	The security is issued in British Pounds (GBP).
(d)	Inflation-linked
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(g)	Hybrid security: characteristics of both a debt and equity security.
(h)	Perpetual security: no stated maturity date.
(i)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(j)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(k)	Subsidiary. Security may be issued by parent company or one of its subsidiaries. (see below)
(l)	Repurchase agreement is collateralized by U.S. Treasury Notes 3.25%- 4.875%, 4/30/26-5/15/42. Total collateral value is $249,800,408.
*	Rounds to 0.0%.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.
Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.
Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.
ADR: American Depositary Receipt
ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
NY Shs: New York Registry Shares
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate
USD United States Dollar
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Balanced Fund / 6

Portfolio of Investments (unaudited)
                September 30, 2024
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note— Long Position	1,189	12/19/24	$135,880,406	$(6,077)
E-Mini S&P 500 Index— Short Position	(1,669)	12/20/24	(485,199,163)	(10,337,024)
Euro-Bund — Short Position	(365)	12/6/24	(54,817,933)	(605,955)
Long-Term U.S. Treasury Bond— Long Position	1,480	12/19/24	183,797,500	(322,628)
				$(11,271,684)
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
EUR: Euro
Morgan Stanley	1/9/25	USD	11,920,407	EUR	10,755,299	$(99,848)
Morgan Stanley	1/9/25	USD	12,101,196	EUR	10,918,258	(101,183)
Morgan Stanley	1/9/25	USD	12,100,889	EUR	10,918,258	(101,491)
Morgan Stanley	1/9/25	USD	12,040,068	EUR	10,863,938	(101,603)
Bank of America	4/10/25	USD	12,074,507	EUR	10,863,938	(107,304)
Bank of America	4/10/25	USD	12,134,184	EUR	10,918,258	(108,536)
HSBC	4/10/25	USD	12,134,166	EUR	10,918,258	(108,553)
Morgan Stanley	4/10/25	USD	11,952,338	EUR	10,755,298	(107,655)
Unrealized gain on currency forward contracts						—
Unrealized loss on currency forward contracts						(836,173)
Net unrealized loss on currency forward contracts						$(836,173)
The listed counterparty may be the parent company or one of its subsidiaries.
7 / Dodge & Cox Balanced FundSee accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security.
Debt securities are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at September 30, 2024:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$882,544,531	$—
Consumer Discretionary	614,111,191	—
Consumer Staples	566,377,856	—
Energy	517,794,290	—
Financials	2,389,166,728	—
Health Care	2,096,136,528	—
Industrials	867,086,509	—
Information Technology	414,658,064	—
Materials	534,346,313	—
Real Estate	213,907,524	—
Utilities	241,128,994	—
Dodge & Cox Balanced Fund / 8

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Debt Securities
U.S. Treasury	$—	$733,413,499
Government-Related	—	146,063,595
Securitized	—	2,291,767,014
Corporate	—	1,968,456,135
Short-Term Investments
Repurchase Agreements	—	244,902,318
Money Market Fund	91,618,101	—
Total Securities	$9,428,876,629	$5,384,602,561
Other Investments
Futures Contracts
Depreciation	$(11,271,684)	$—
Currency Forward Contracts
Depreciation	—	(836,173)
Security transactions. Security transactions are recorded on the trade date.
9 / Dodge & Cox Balanced Fund

DODGE & COX INCOME FUND
Portfolio of Investments (unaudited)
                September 30, 2024
Debt Securities: 98.6%
	Par Value	Value
U.S. Treasury: 17.8%
U.S. Treasury Inflation Indexed
1.50%, 2/15/53(a)	$439,553,707	$397,261,533
U.S. Treasury Note/Bond
4.875%, 11/30/25	450,000,000	454,921,875
4.25%, 1/31/26	300,000,000	301,617,186
4.375%, 7/31/26	350,000,000	354,210,937
3.75%, 8/31/26	150,000,000	150,216,797
4.375%, 12/15/26	354,131,000	359,747,298
3.75%, 12/31/28	350,000,000	352,351,563
4.00%, 7/31/29	750,000,000	764,238,285
3.75%, 6/30/30	1,070,192,000	1,077,215,135
4.00%, 7/31/30	918,185,000	936,154,165
3.75%, 12/31/30	1,457,000,000	1,465,594,027
4.00%, 1/31/31	150,000,000	152,958,984
4.625%, 4/30/31	650,000,000	686,689,451
4.25%, 6/30/31	500,000,000	517,617,190
4.125%, 7/31/31	250,000,000	256,992,188
3.875%, 8/15/34	1,400,000,000	1,409,843,750
3.375%, 8/15/42	824,020,000	743,645,864
4.00%, 11/15/42	149,690,000	147,304,316
4.50%, 2/15/44	825,000,000	860,835,937
2.875%, 5/15/52	1,085,725,000	850,300,799
3.00%, 8/15/52	434,648,000	349,297,394
4.00%, 11/15/52	623,705,000	606,894,204
4.125%, 8/15/53	2,123,866,000	2,114,988,899
4.75%, 11/15/53	300,000,000	331,371,093
4.25%, 2/15/54	100,000,000	101,906,250
		15,744,175,120
Government-Related: 3.1%
Agency: 1.9%
Petroleos Mexicanos (Mexico)
6.70%, 2/16/32	605,761,000	543,089,585
6.625%, 6/15/35	189,366,000	154,618,381
6.50%, 6/2/41	44,957,000	32,957,460
6.375%, 1/23/45	134,871,000	94,009,807
6.75%, 9/21/47	88,826,000	63,644,664
6.35%, 2/12/48	22,395,000	15,509,787
7.69%, 1/23/50	1,008,345,000	787,779,816
		1,691,609,500
Local Authority: 1.0%
New Jersey Turnpike Authority RB
7.414%, 1/1/40	40,575,000	49,370,609
7.102%, 1/1/41	146,587,000	174,089,389
State of California GO
7.50%, 4/1/34	80,061,000	95,976,654
7.30%, 10/1/39	183,585,000	221,023,140
State of Illinois GO
5.10%, 6/1/33	350,752,941	356,258,570
		896,718,362
Sovereign: 0.2%
Colombia Government International (Colombia)
5.625%, 2/26/44	105,805,000	85,140,756
5.00%, 6/15/45	86,375,000	63,554,571
5.20%, 5/15/49	82,575,000	61,028,800
		209,724,127
		2,798,051,989
Securitized: 48.3%
Asset-Backed: 4.9%
Auto Loan: 0.5%
Ford Credit Auto Owner Trust

	Par Value	Value
Series 2024-B A3, 5.10%, 4/15/29	$168,172,000	$171,813,731
Series 2024-C A3, 4.07%, 7/15/29	8,329,000	8,318,971
Series 2024-B A4, 4.96%, 5/15/30	15,510,000	15,914,080
Series 2024-C A4, 4.11%, 7/15/30	4,694,000	4,678,050
Honda Auto Receivables Owner Trust
Series 2024-3 A3, 4.57%, 3/21/29	34,221,000	34,551,548
Series 2024-3 A4, 4.51%, 11/21/30	9,463,000	9,569,181
Toyota Auto Receivables Owner Trust
Series 2024-C A3, 4.88%, 3/15/29	141,133,000	143,592,200
Series 2024-C A4, 4.83%, 11/15/29	50,737,000	52,006,232
		440,443,993
Federal Agency: 0.0%*
Small Business Admin. - 504 Program
Series 2004-20L 1, 4.87%, 12/1/24	17,168	17,145
Series 2005-20B 1, 4.625%, 2/1/25	39,992	39,810
Series 2005-20D 1, 5.11%, 4/1/25	2,393	2,386
Series 2005-20E 1, 4.84%, 5/1/25	100,569	100,146
Series 2005-20G 1, 4.75%, 7/1/25	108,103	107,594
Series 2005-20H 1, 5.11%, 8/1/25	1,046	1,043
Series 2005-20I 1, 4.76%, 9/1/25	158,445	156,983
Series 2006-20A 1, 5.21%, 1/1/26	169,237	168,488
Series 2006-20B 1, 5.35%, 2/1/26	53,093	52,835
Series 2006-20C 1, 5.57%, 3/1/26	213,498	213,459
Series 2006-20G 1, 6.07%, 7/1/26	390,157	390,491
Series 2006-20H 1, 5.70%, 8/1/26	4,156	4,162
Series 2006-20I 1, 5.54%, 9/1/26	7,064	7,097
Series 2006-20J 1, 5.37%, 10/1/26	208,074	208,980
Series 2006-20L 1, 5.12%, 12/1/26	207,857	208,085
Series 2007-20A 1, 5.32%, 1/1/27	406,701	407,083
Series 2007-20C 1, 5.23%, 3/1/27	683,063	687,644
Series 2007-20D 1, 5.32%, 4/1/27	630,808	627,239
Series 2007-20G 1, 5.82%, 7/1/27	521,076	529,193
		3,929,863
Other: 0.3%
Rio Oil Finance Trust (Brazil)
9.75%, 1/6/27(b)	96,571,130	99,725,432
8.20%, 4/6/28(b)	136,118,867	138,926,999
		238,652,431
Student Loan: 4.1%
ECMC Group Student Loan Trust
United States 30 Day Average SOFR
+1.4640%, Series 2016-1A A, 6.745%, 7/26/66(b)	10,711,826	10,767,350
+1.15%, Series 2024-1A A, 6.413%, 11/27/73(b)	144,357,000	144,485,147
Navient Student Loan Trust
United States 30 Day Average SOFR
+0.7640%, Series 2015-3 A2, 6.045%, 6/26/56	38,013,112	37,542,677
+1.0140%, Series 2019-1A A2, 6.295%, 12/27/67(b)	133,476,111	133,476,619
+0.7140%, Series 2014-8 A3, 5.995%, 5/27/49	13,650,403	13,473,310
+1.3640%, Series 2016-5A A, 6.645%, 6/25/65(b)	179,165,414	180,420,270
+1.4640%, Series 2016-3A A3, 6.745%, 6/25/65(b)	2,223,464	2,246,043
+1.2640%, Series 2016-7A A, 6.545%, 3/25/66(b)	154,556,535	155,669,775
+1.4140%, Series 2016-6A A3, 6.695%, 3/25/66(b)	113,391,531	114,763,772
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 1

Portfolio of Investments (unaudited)
                September 30, 2024
Debt Securities (continued)
	Par Value	Value
+0.9140%, Series 2017-5A A, 6.195%, 7/26/66(b)	$196,666,664	$196,557,927
+1.1640%, Series 2017-3A A3, 6.445%, 7/26/66(b)	224,562,333	225,089,044
+1.2640%, Series 2017-1A A3, 6.545%, 7/26/66(b)	159,573,200	160,037,941
+1.1140%, Series 2017-4A A3, 6.395%, 9/27/66(b)	104,482,287	104,881,921
+1.1640%, Series 2017-2A A, 6.445%, 12/27/66(b)	128,326,144	128,569,026
+0.8340%, Series 2018-1A A3, 6.115%, 3/25/67(b)	96,600,914	95,936,251
+0.9140%, Series 2018-3A A3, 6.195%, 3/25/67(b)	106,595,604	106,511,905
+0.7940%, Series 2018-4A A2, 6.075%, 6/27/67(b)	116,771,354	115,816,760
+1.1140%, Series 2019-2A A2, 6.395%, 2/27/68(b)	113,055,988	113,106,298
+0.9440%, Series 2019-3A A, 6.225%, 7/25/68(b)	44,378,407	44,479,101
+0.9240%, Series 2019-4A A2, 6.205%, 7/25/68(b)	39,839,645	39,502,295
+1.1640%, Series 2020-1A A1B, 6.445%, 6/25/69(b)	36,373,133	36,017,112
+1.0140%, Series 2020-2A A1B, 6.295%, 8/26/69(b)	65,018,312	64,778,863
+0.7140%, Series 2021-1A A1B, 5.995%, 12/26/69(b)	37,192,801	36,735,995
+0.8140%, Series 2016-1A A, 6.095%, 2/25/70(b)	125,864,530	125,456,955
+0.6640%, Series 2021-2A A1B, 5.945%, 2/25/70(b)	51,685,876	51,000,159
Nelnet Student Loan Trust
CME Term SOFR 1 Month
+0.9940%, Series 2020-5A A, 6.272%, 10/25/68(b)	47,872,816	47,811,266
United States 30 Day Average SOFR
+0.8640%, Series 2019-1A A2, 6.145%, 4/25/67(b)	15,890,868	15,851,786
SLM Student Loan Trust
United States 30 Day Average SOFR
+0.9140%, Series 2012-5 A3, 6.195%, 3/25/26	73,070,035	72,948,446
+1.3140%, Series 2011-2 A2, 6.595%, 10/25/34	11,471,364	11,490,455
United States 90 Day Average SOFR
+0.8910%, Series 2004-8A A6, 6.251%, 1/25/40(b)	63,693,348	63,198,139
+0.4310%, Series 2005-4 A4, 5.791%, 7/25/40	9,969,467	9,827,006
+0.7510%, Series 2007-6 A5, 6.111%, 4/27/43	38,857,862	37,754,388
+0.8110%, Series 2004-3A A6A, 6.171%, 10/25/64(b)	33,437,256	32,938,272
+0.8110%, Series 2004-3A A6B, 6.171%, 10/25/64(b)	20,522,586	20,216,328
SMB Private Education Loan Trust (Private Loans)
Series 2017-A A2A, 2.88%, 9/15/34(b)	2,248,931	2,221,007
Series 2017-B A2A, 2.82%, 10/15/35(b)	3,928,431	3,856,901
Series 2018-A A2A, 3.50%, 2/15/36(b)	20,306,886	19,982,608
Series 2018-B A2A, 3.60%, 1/15/37(b)	15,482,091	15,244,294
Series 2024-C A1A, 5.50%, 6/17/52(b)	35,567,659	36,616,037

	Par Value	Value
Series 2023-C A1A, 5.67%, 11/15/52(b)	$15,439,760	$15,901,711
Series 2021-A APT2, 1.07%, 1/15/53(b)	24,327,654	21,856,222
Series 2023-D A1A, 6.15%, 9/15/53(b)	157,599,492	166,622,000
Series 2024-A A1A, 5.24%, 3/15/56(b)	249,604,063	255,867,453
Series 2023-B A1A, 4.99%, 10/16/56(b)	166,501,647	167,277,328
Series 2024-E A1A, 5.09%, 10/16/56(b)	74,876,000	75,945,282
Series 2022-D A1A, 5.37%, 10/15/58(b)	145,275,595	148,131,525
		3,678,880,970
		4,361,907,257
CMBS: 0.3%
Agency CMBS: 0.3%
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.461%, 3/25/26(c)	104,205,001	1,734,398
Series K056 X1, 1.367%, 5/25/26(c)	35,015,981	578,692
Series K062 X1, 0.408%, 12/25/26(c)	289,320,636	1,663,333
Series K064 X1, 0.729%, 3/25/27(c)	365,003,424	4,501,368
Series K065 X1, 0.798%, 4/25/27(c)	441,224,119	6,595,992
Series K066 X1, 0.879%, 6/25/27(c)	358,377,867	5,775,152
Series K067 X1, 0.70%, 7/25/27(c)	450,590,283	6,058,907
Series K069 X1, 0.467%, 9/25/27(c)	89,660,084	841,469
Series K070 X1, 0.45%, 11/25/27(c)	189,363,867	1,666,440
Series K071 X1, 0.41%, 11/25/27(c)	245,063,563	1,733,335
Series K089 X1, 0.687%, 1/25/29(c)	506,787,328	10,476,308
Series K091 X1, 0.706%, 3/25/29(c)	252,777,648	5,644,373
Series K092 X1, 0.854%, 4/25/29(c)	477,365,412	13,164,354
Series K093 X1, 1.082%, 5/25/29(c)	221,763,307	7,897,124
Series K094 X1, 1.012%, 6/25/29(c)	316,019,162	10,956,479
Series K095 X1, 1.084%, 6/25/29(c)	219,869,071	8,174,776
Series K096 X1, 1.255%, 7/25/29(c)	536,734,442	23,900,785
Series K097 X1, 1.218%, 7/25/29(c)	240,937,655	10,619,375
Series K098 X1, 1.265%, 8/25/29(c)	464,254,433	21,615,222
Series K099 X1, 1.00%, 9/25/29(c)	505,460,596	18,410,037
Series K101 X1, 0.945%, 10/25/29(c)	194,561,143	6,840,517
Series K102 X1, 0.942%, 10/25/29(c)	543,860,122	18,965,164
Series K152 X1, 1.098%, 1/25/31(c)	117,353,584	5,255,035
Series K154 X1, 0.429%, 11/25/32(c)	356,027,343	6,068,807
Series K-1511 X1, 0.928%, 3/25/34(c)	172,362,757	8,697,649
		207,835,091
		207,835,091
Mortgage-Related: 43.1%
CMO & REMIC: 5.2%
Dept. of Veterans Affairs
Series 1995-2D 4A, 9.293%, 5/15/25	1,004	1,007
Series 1997-2 Z, 7.50%, 6/15/27	1,109,894	1,133,609
Series 1998-2 2A, 8.793%, 8/15/27(c)	103	103
Series 1998-1 1A, 8.293%, 3/15/28(c)	857	855
Fannie Mae
Trust 1998-58 PX, 6.50%, 9/25/28	40,643	41,260
Trust 1998-58 PC, 6.50%, 10/25/28	258,217	262,799
Trust 2001-69 PQ, 6.00%, 12/25/31	408,064	425,161
Trust 2002-33 A1, 7.00%, 6/25/32	797,061	814,772
Trust 2002-69 Z, 5.50%, 10/25/32	55,370	57,322
Trust 2008-24 GD, 6.50%, 3/25/37	232,376	246,134
Trust 2007-47 PE, 5.00%, 5/25/37	574,608	592,866
Trust 2009-30 AG, 6.50%, 5/25/39	2,138,472	2,299,293
Trust 2009-40 TB, 6.00%, 6/25/39	1,085,057	1,153,266
Trust 2001-T3 A1, 7.50%, 11/25/40	35,677	36,183
2 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                September 30, 2024
Debt Securities (continued)
	Par Value	Value
Trust 2010-123 WT, 7.00%, 11/25/40	$8,273,112	$8,718,968
Trust 2001-T7 A1, 7.50%, 2/25/41	47,775	50,921
Trust 2001-T5 A2, 7.00%, 6/19/41(c)	18,562	18,801
Trust 2001-T5 A3, 7.50%, 6/19/41(c)	103,091	105,995
Trust 2001-T4 A1, 7.50%, 7/25/41	689,813	703,540
Trust 2011-58 AT, 4.00%, 7/25/41	2,577,083	2,544,613
Trust 2001-T10 A1, 7.00%, 12/25/41	636,952	651,684
Trust 2013-106 MA, 4.00%, 2/25/42	7,507,031	7,476,569
Trust 2012-15 PZ, 4.00%, 3/25/42	2,681,634	2,614,252
Trust 2012-47 VZ, 4.00%, 5/25/42	5,143,639	5,051,573
Trust 2002-W6 2A1, 7.00%, 6/25/42(c)	866,468	860,860
Trust 2002-W8 A2, 7.00%, 6/25/42	589,341	619,932
Trust 2002-90 A1, 6.50%, 6/25/42	1,766,576	1,825,509
Trust 2002-T16 A3, 7.50%, 7/25/42	1,576,656	1,694,156
Trust 2003-W2 1A2, 7.00%, 7/25/42	3,343,716	3,518,573
Trust 2003-W4 3A, 4.784%, 10/25/42(c)	814,887	879,857
Trust 2012-121 NB, 7.00%, 11/25/42	290,016	309,509
Trust 2003-W1 2A, 5.253%, 12/25/42(c)	1,087,627	1,096,381
Trust 2003-7 A1, 6.50%, 12/25/42	1,498,770	1,532,938
Trust 2012-131 MZ, 3.50%, 12/25/42	12,530,038	11,633,388
Trust 2012-134 ZA, 3.00%, 12/25/42	36,035,937	32,471,936
Trust 2013-19 ZA, 3.50%, 3/25/43	10,618,004	10,055,290
Trust 2013-72 Z, 3.00%, 7/25/43	11,317,463	10,399,691
Trust 2004-T1 1A2, 6.50%, 1/25/44	496,796	512,362
Trust 2004-W2 2A2, 7.00%, 2/25/44	52,765	54,998
Trust 2004-W2 5A, 7.50%, 3/25/44	825,626	861,034
Trust 2004-W8 3A, 7.50%, 6/25/44	638,997	659,047
Trust 2004-W15 1A2, 6.50%, 8/25/44	229,533	240,436
Trust 2014-58 MZ, 4.00%, 9/25/44	27,937,005	26,910,538
Trust 2005-W1 1A3, 7.00%, 10/25/44	2,492,111	2,537,765
Trust 2014-61 ZV, 3.00%, 10/25/44	36,241,359	32,853,585
Trust 2014-68 MZ, 3.00%, 11/25/44	45,856,991	41,574,962
Trust 2001-79 BA, 7.00%, 3/25/45	139,723	142,747
Trust 2006-W1 1A1, 6.50%, 12/25/45	101,600	104,597
Trust 2006-W1 1A2, 7.00%, 12/25/45	652,418	680,050
Trust 2006-W1 1A3, 7.50%, 12/25/45	10,200	10,589
Trust 2006-W1 1A4, 8.00%, 12/25/45	603,679	630,069
Trust 2007-W10 1A, 6.062%, 8/25/47(c)	2,271,377	2,395,221
Trust 2007-W10 2A, 6.244%, 8/25/47(c)	708,218	743,744
Trust 2018-28 PT, 3.50%, 5/25/48	4,569,793	4,244,743
Trust 2018-55 MY, 3.50%, 8/25/48	4,193,751	3,841,902
United States 30 Day Average SOFR
+0.6640%, Trust 2013-98 FA, 5.945%, 9/25/43	8,725,454	8,684,110
+0.5140%, Trust 2004-W14 1AF, 5.795%, 7/25/44	650,681	623,548
Freddie Mac
Series 2456 CJ, 6.50%, 6/15/32	32,240	33,910
Series 3312 AB, 6.50%, 6/15/32	735,343	772,446
Series T-41 2A, 4.723%, 7/25/32(c)	94,224	89,240
Series 2587 ZU, 5.50%, 3/15/33	1,027,318	1,069,655
Series 2610 UA, 4.00%, 5/15/33	495,131	484,094
Series T-48 1A, 4.398%, 7/25/33(c)	1,216,745	1,173,612
Series 2708 ZD, 5.50%, 11/15/33	3,544,836	3,701,619
Series 3204 ZM, 5.00%, 8/15/34	1,842,893	1,893,463
Series 3330 GZ, 5.50%, 6/15/37	272,903	278,135
Series 3427 Z, 5.00%, 3/15/38	861,486	888,253
Series 4197 LZ, 4.00%, 4/15/43	11,113,980	10,947,782
Series 4215 LZ, 3.50%, 6/15/43	30,965,515	29,340,076
Series T-51 1A, 6.50%, 9/25/43(c)	35,806	38,204

	Par Value	Value
Series T-59 1A1, 6.50%, 10/25/43	$2,599,828	$2,690,093
Series 4283 DW, 4.50%, 12/15/43(c)	17,977,916	18,206,268
Series 4283 EW, 4.50%, 12/15/43(c)	11,204,013	11,346,730
Series 4281 BC, 4.50%, 12/15/43(c)	30,955,275	31,344,181
Series 4319 MA, 4.50%, 3/15/44(c)	6,089,091	6,129,546
Series 4375 MZ, 3.50%, 8/15/44	17,171,241	15,965,219
Series 4385 EZ, 3.00%, 9/15/44	37,400,108	32,723,041
Series 4438 ZP, 3.50%, 2/15/45	6,086,151	5,667,213
Series 4434 LZ, 3.00%, 2/15/45	36,611,681	32,014,023
Series 4616 ZD, 2.50%, 9/15/46	20,549,173	17,677,033
Series 4653 PZ, 3.50%, 2/15/47	20,092,624	18,602,814
Series 4680 GZ, 3.50%, 3/15/47	13,852,674	12,742,437
Series 4700 KZ, 3.50%, 7/15/47	2,695,280	2,482,564
Series 4722 CZ, 3.50%, 9/15/47	11,376,347	10,659,951
Series 5020 GT, 3.50%, 10/25/50	12,732,628	11,385,252
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2017-4 M45T, 4.50%, 6/25/57	8,923,054	8,719,882
Ginnie Mae
Series 2010-115 Z, 4.50%, 9/20/40	6,449,178	6,419,045
Series 2014-184 GZ, 3.50%, 12/20/44	5,790,268	5,492,727
Series 2015-24 Z, 3.50%, 2/20/45	16,121,705	15,277,054
Series 2015-69 DZ, 3.50%, 5/20/45	3,917,150	3,723,521
Series 2015-69 KZ, 3.50%, 5/20/45	12,786,098	12,154,066
CME Term SOFR 1 Month
+1.3640%, Series 2020-H21 FL, 6.717%, 12/20/70	16,529,853	16,813,391
+0.7640%, Series 2014-H21 FA, 6.117%, 10/20/64	3,379,381	3,375,759
+0.7440%, Series 2015-H10 FB, 6.097%, 4/20/65	4,767,258	4,759,368
+0.7140%, Series 2015-H18 FB, 6.067%, 7/20/65	2,802,779	2,798,243
+0.7140%, Series 2015-H19 FK, 6.067%, 8/20/65	2,880,516	2,874,696
+0.7340%, Series 2015-H23 FA, 6.087%, 9/20/65	703,058	701,689
+0.8640%, Series 2016-H02 FB, 6.217%, 11/20/65	14,243,732	14,250,260
+1.0140%, Series 2016-H09 FM, 6.367%, 3/20/66	6,963,293	6,978,302
+1.0140%, Series 2016-H09 FH, 6.367%, 4/20/66	8,792,482	8,811,687
+0.8940%, Series 2016-H19 FA, 6.247%, 9/20/66	3,926,584	3,928,878
+0.8640%, Series 2016-H23 F, 6.217%, 10/20/66	20,068,727	20,196,577
+0.9140%, Series 2016-H24 FB, 6.267%, 11/20/66	10,329,415	10,337,480
+0.9240%, Series 2017-H02 GF, 6.277%, 12/20/66	4,971,902	4,976,163
+0.6840%, Series 2017-H17 FB, 6.037%, 9/20/67	13,623,723	13,613,257
+0.6140%, Series 2018-H20 FB, 5.967%, 6/20/68	17,647,286	17,561,857
+0.6140%, Series 2018-H20 FE, 5.967%, 11/20/68	16,830,143	16,748,728
+0.7140%, Series 2019-H15 F, 6.067%, 9/20/69	19,369,984	19,218,804
+0.7140%, Series 2019-H18 LF, 6.067%, 11/20/69	16,750,446	16,710,026
+0.7640%, Series 2019-H18 F, 6.117%, 11/20/69	20,545,435	20,539,148
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 3

Portfolio of Investments (unaudited)
                September 30, 2024
Debt Securities (continued)
	Par Value	Value
+0.7640%, Series 2019-H17 FB, 6.117%, 11/20/69	$63,835,468	$63,442,740
+0.7640%, Series 2019-H20 AF, 6.117%, 11/20/69	12,853,937	12,775,690
+0.6640%, Series 2020-H06 FA, 6.017%, 3/20/70	64,499,564	63,762,669
+0.9640%, Series 2021-H16 HF, 6.317%, 9/20/71	6,231,952	6,231,914
United States 30 Day Average SOFR
+0.55%, Series 2022-H04 FG, 5.895%, 2/20/67	26,640,163	26,541,395
+0.50%, Series 2022-H04 GF, 5.845%, 2/20/67	25,317,594	25,193,353
+0.50%, Series 2022-H07 FB, 5.845%, 1/20/68	87,715,729	86,969,145
+0.30%, Series 2022-H06 FA, 5.645%, 2/20/68	105,015,927	103,720,261
+0.50%, Series 2022-H07 AF, 5.845%, 2/20/68	34,335,162	34,054,884
+0.50%, Series 2022-H07 BF, 5.845%, 2/20/68	125,733,781	124,619,453
+0.50%, Series 2022-H07 FH, 5.845%, 6/20/68	6,455,876	6,381,296
+0.41%, Series 2022-H06 FC, 5.755%, 8/20/68	60,664,796	59,835,096
+1.30%, Series 2023-H08 EF, 6.645%, 7/20/71	68,255,924	69,342,784
+1.02%, Series 2023-H08 FE, 6.365%, 8/20/71	40,813,766	41,181,298
+1%, Series 2022-H20 FB, 6.345%, 8/20/71	40,340,418	40,395,245
+1.45%, Series 2021-H12 EF, 6.795%, 8/20/71	38,434,404	39,398,404
+0.70%, Series 2021-H17 FA, 6.045%, 11/20/71	32,567,078	32,442,017
+0.82%, Series 2021-H19 FM, 6.165%, 12/20/71	37,747,694	37,551,924
+0.80%, Series 2022-H08 FL, 6.153%, 12/20/71	96,210,376	95,660,544
+0.80%, Series 2022-H02 FC, 6.145%, 1/20/72	116,080,514	115,753,016
+0.35%, Series 2022-H01 FA, 5.695%, 1/20/72	48,282,209	47,069,949
+0.82%, Series 2022-H04 HF, 6.165%, 2/20/72	178,651,344	177,808,717
+0.75%, Series 2022-H07 F, 6.095%, 2/20/72	32,547,733	32,512,852
+0.75%, Series 2022-H08 FE, 6.103%, 3/20/72	52,050,474	51,604,048
+0.74%, Series 2022-H09 FC, 6.085%, 4/20/72	64,582,741	63,977,504
+1%, Series 2022-H11 FG, 6.345%, 4/20/72	16,731,311	16,880,470
+0.95%, Series 2022-H10 FA, 6.295%, 5/20/72	101,990,197	102,646,534
+0.95%, Series 2022-H11 AF, 6.295%, 5/20/72	19,180,985	19,174,546
+0.90%, Series 2022-H11 F, 6.245%, 5/20/72	181,997,136	181,548,149
+0.97%, Series 2022-H11 EF, 6.315%, 5/20/72	44,158,699	44,153,095
+0.95%, Series 2022-H12 FA, 6.295%, 6/20/72	246,502,701	246,492,742

	Par Value	Value
+1.10%, Series 2022-H23 FA, 6.445%, 10/20/72	$235,803,738	$239,217,375
+1.63%, Series 2023-H08 FG, 6.975%, 2/20/73	33,551,642	34,503,183
+1.42%, Series 2023-H13 FJ, 6.765%, 2/20/73	57,982,234	59,030,193
+1.10%, Series 2023-H08 FD, 6.445%, 3/20/73	140,243,793	141,958,624
+1.35%, Series 2023-H23 FH, 6.695%, 9/20/73	76,702,364	78,430,215
+2.10%, Series 2023-H23 DF, 7.445%, 9/20/73	85,245,318	88,444,319
CME Term SOFR 12 Month
+1.0150%, Series 2016-H21 CF, 5.611%, 9/20/66	7,191,487	7,227,123
+0.9950%, Series 2016-H27 BF, 6.389%, 12/20/66	12,708,017	12,732,087
+1.0150%, Series 2017-H02 BF, 6.134%, 1/20/67	38,252,903	38,348,386
+1.0250%, Series 2017-H02 FP, 6.144%, 1/20/67	15,853,164	15,896,780
+1.0150%, Series 2017-H03 F, 6.134%, 1/20/67	42,039,359	42,145,904
+0.9650%, Series 2017-H08 FG, 5.791%, 2/20/67	8,836,559	8,848,319
+0.9150%, Series 2017-H07 FQ, 5.741%, 3/20/67	1,736,006	1,740,286
+1.0150%, Series 2017-H10 FA, 6.072%, 4/20/67	10,682,011	10,733,801
+0.9150%, Series 2017-H12 FQ, 5.942%, 5/20/67	17,795,017	17,861,960
+1.0150%, Series 2017-H11 FB, 6.042%, 5/20/67	8,922,951	8,970,531
+0.9150%, Series 2017-H13 FQ, 6.173%, 6/20/67	44,575,524	44,834,352
+1.0150%, Series 2017-H14 FA, 6.273%, 6/20/67	8,613,127	8,682,584
+0.9150%, Series 2017-H16 BF, 5.965%, 8/20/67	10,223,277	10,294,311
+0.9850%, Series 2017-H17 FQ, 5.581%, 9/20/67	31,535,170	31,702,161
+0.9650%, Series 2017-H18 GF, 5.561%, 9/20/67	10,201,843	10,248,662
+0.9650%, Series 2017-H20 FB, 6.135%, 10/20/67	21,988,006	21,974,956
+0.9450%, Series 2017-H20 BF, 6.314%, 10/20/67	75,825,261	75,742,133
+0.9450%, Series 2017-H20 FG, 6.314%, 10/20/67	36,196,741	36,150,655
+0.9350%, Series 2017-H21 FA, 5.83%, 10/20/67	13,366,516	13,351,354
+0.9150%, Series 2017-H22 FK, 6.349%, 11/20/67	7,627,362	7,622,742
+0.9350%, Series 2017-H22 FH, 6.369%, 11/20/67	10,824,900	10,827,888
+0.9350%, Series 2017-H22 FA, 6.369%, 11/20/67	66,930,961	66,907,750
+0.7750%, Series 2018-H02 GF, 5.545%, 12/20/67	27,346,847	27,253,517
+0.8950%, Series 2017-H25 CF, 6.289%, 12/20/67	17,021,820	17,010,020
+0.8750%, Series 2017-H25 FE, 6.269%, 12/20/67	16,266,590	16,241,302
4 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                September 30, 2024
Debt Securities (continued)
	Par Value	Value
+0.8650%, Series 2018-H01 FL, 5.984%, 12/20/67	$18,381,700	$18,365,373
+0.8650%, Series 2018-H01 FE, 5.984%, 1/20/68	8,357,312	8,346,976
+0.7950%, Series 2018-H02 FA, 5.565%, 1/20/68	20,138,208	20,105,673
+0.7750%, Series 2018-H02 HF, 5.545%, 1/20/68	48,440,263	48,312,274
+0.8150%, Series 2018-H03 FD, 5.585%, 2/20/68	37,198,047	36,881,265
+0.8650%, Series 2018-H02 PF, 5.635%, 2/20/68	17,962,087	17,933,042
+0.8150%, Series 2018-H02 FM, 5.585%, 2/20/68	23,681,596	23,558,388
+0.7550%, Series 2018-H05 BF, 5.581%, 2/20/68	25,471,590	25,414,078
+0.7850%, Series 2018-H05 FE, 5.611%, 2/20/68	25,673,111	25,627,292
+0.7650%, Series 2018-H11 FA, 5.967%, 2/20/68	11,666,723	11,719,962
+0.7650%, Series 2018-H04 FC, 5.591%, 2/20/68	1,904,696	1,902,726
+0.7750%, Series 2018-H05 CF, 5.601%, 3/20/68	7,269,598	7,202,878
+0.7650%, Series 2018-H06 AF, 5.822%, 3/20/68	25,904,664	25,919,010
+0.7450%, Series 2018-H06 MF, 5.802%, 3/20/68	8,297,136	8,293,341
+0.7550%, Series 2018-H04 FJ, 5.581%, 3/20/68	39,655,312	39,552,605
+0.7550%, Series 2018-H04 FK, 5.581%, 3/20/68	15,059,121	14,916,746
+0.7350%, Series 2018-H06 BF, 5.792%, 4/20/68	11,519,554	11,406,432
+0.7650%, Series 2018-H06 EF, 5.822%, 4/20/68	19,496,651	19,343,454
+0.7650%, Series 2018-H06 JF, 5.822%, 4/20/68	20,623,484	20,449,061
+0.7550%, Series 2018-H07 FA, 5.782%, 5/20/68	19,658,293	19,508,497
+0.8650%, Series 2018-H09 FC, 6.123%, 6/20/68	18,005,765	17,976,346
+0.9650%, Series 2018-H10 FV, 6.167%, 7/20/68	18,519,596	18,568,408
+0.8350%, Series 2018-H15 FK, 5.431%, 8/20/68	15,557,930	15,591,064
+0.8150%, Series 2018-H17 DF, 6.084%, 10/20/68	32,829,339	32,600,329
+0.9350%, Series 2018-H19 FG, 6.369%, 11/20/68	15,153,988	15,034,209
+1.0150%, Series 2018-H19 FE, 6.449%, 11/20/68	16,595,610	16,614,551
+1.1150%, Series 2019-H04 FE, 5.941%, 2/20/69	13,829,419	13,890,221
+1.1150%, Series 2019-H16 FC, 5.627%, 10/20/69	8,059,647	8,043,650
+1.1150%, Series 2019-H18 EF, 6.549%, 10/20/69	13,611,817	13,586,963
+1.2150%, Series 2019-H17 FA, 6.649%, 11/20/69	30,967,940	31,081,710
GSMPS Mortgage Loan Trust
Series 2004-4 1A4, 8.50%, 6/25/34(b)	1,400,955	1,395,446
		4,640,730,252

	Par Value	Value
Federal Agency Mortgage Pass-Through: 37.9%
Fannie Mae, 15 Year
5.50%, 1/1/25 - 7/1/25	$448	$457
5.00%, 9/1/25	47	47
4.00%, 9/1/25 - 11/1/33	102,786,961	102,033,447
3.50%, 9/1/28 - 12/1/29	12,763,506	12,612,106
4.50%, 3/1/29	476,933	478,133
Fannie Mae, 20 Year
4.50%, 3/1/29 - 1/1/34	78,972,728	79,383,234
4.00%, 9/1/30 - 3/1/37	440,153,174	437,863,158
3.50%, 11/1/35 - 4/1/37	69,880,753	68,198,135
2.00%, 6/1/41 - 3/1/42	387,062,349	337,177,918
2.50%, 9/1/41 - 6/1/42	179,670,911	161,990,698
Fannie Mae, 30 Year
6.00%, 11/1/28 - 2/1/39	27,447,867	28,649,317
7.00%, 4/1/32 - 2/1/39	2,516,977	2,686,092
6.50%, 12/1/32 - 8/1/39	11,700,081	12,253,742
5.50%, 2/1/33 - 11/1/39	40,897,851	42,151,191
4.50%, 11/1/35 - 11/1/48	470,564,105	472,831,971
5.00%, 7/1/37 - 3/1/49	28,461,540	29,026,290
4.00%, 10/1/40 - 7/1/53	925,029,158	890,706,632
3.50%, 2/1/48 - 12/1/53	3,243,832,682	3,032,213,992
2.50%, 6/1/50 - 4/1/52	3,297,091,392	2,885,851,913
2.00%, 6/1/50 - 4/1/52	3,548,503,595	2,969,734,127
2.00%, 7/1/50	554,188,798	462,282,898
3.50%, 1/1/51	641,627,034	605,499,396
3.00%, 4/1/52 - 5/1/52	208,640,231	189,654,719
3.50%, 5/1/52	2,645,841,509	2,463,907,097
3.50%, 6/1/52	866,507,096	807,482,808
3.50%, 7/1/52	1,088,625,066	1,013,769,247
4.00%, 9/1/52	682,139,042	655,353,318
3.50%, 9/1/52	430,162,296	401,047,858
Fannie Mae, 40 Year
4.50%, 1/1/52 - 6/1/56	53,293,371	52,846,843
4.00%, 6/1/56	24,486,307	23,559,082
2.50%, 3/1/62	133,875,560	111,543,667
Fannie Mae, Hybrid ARM
6.872%, 10/1/33(c)	275,975	284,964
6.672%, 7/1/34(c)	359,325	365,255
6.643%, 8/1/34(c)	430,518	433,279
7.268%, 8/1/34(c)	6,981	7,164
6.416%, 9/1/34(c)	366,964	378,540
5.638%, 10/1/34(c)	253,963	255,063
6.192%, 1/1/35(c)	334,682	339,173
6.133%, 1/1/35(c)	277,857	277,796
6.091%, 4/1/35(c)	302,081	306,269
7.375%, 6/1/35 - 7/1/44(c)	1,888,346	1,956,744
7.574%, 7/1/35(c)	376,775	388,919
7.229%, 7/1/35(c)	139,350	141,493
7.386%, 7/1/35 - 8/1/44(c)	1,361,317	1,414,154
7.279%, 7/1/35 - 12/1/46(c)	1,227,185	1,263,926
7.426%, 8/1/35(c)	323,819	332,303
7.19%, 8/1/35(c)	568,317	577,939
7.051%, 8/1/35(c)	223,876	226,844
6.939%, 9/1/35(c)	242,896	248,436
6.34%, 10/1/35(c)	334,724	343,466
5.998%, 10/1/35(c)	165,685	167,569
6.68%, 11/1/35(c)	278,475	284,438
6.695%, 1/1/36(c)	636,740	654,588
5.869%, 1/1/36(c)	486,007	493,394
6.703%, 1/1/36(c)	1,957,935	2,033,048
7.056%, 11/1/36(c)	392,828	400,208
7.139%, 12/1/36(c)	234,830	241,741
6.25%, 12/1/36(c)	182,217	184,949
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 5

Portfolio of Investments (unaudited)
                September 30, 2024
Debt Securities (continued)
	Par Value	Value
5.814%, 1/1/37(c)	$605,089	$613,316
6.371%, 2/1/37(c)	388,267	396,871
7.35%, 4/1/37(c)	141,400	144,853
7.023%, 8/1/37(c)	21,490	21,885
5.722%, 11/1/37(c)	198,401	199,203
7.38%, 5/1/38(c)	548,803	557,819
6.902%, 5/1/38(c)	22,680,171	23,333,721
7.628%, 9/1/38(c)	28,670	29,173
6.841%, 10/1/38(c)	895,035	923,075
6.311%, 10/1/38(c)	167,207	169,250
6.544%, 10/1/38(c)	166,053	169,031
6.076%, 6/1/39(c)	88,225	90,702
6.036%, 12/1/39(c)	284,892	289,316
7.018%, 4/1/42(c)	1,149,816	1,186,839
7.395%, 9/1/42 - 7/1/44(c)	402,927	411,874
5.938%, 11/1/42 - 2/1/44(c)	1,596,417	1,653,069
7.219%, 12/1/42(c)	1,231,309	1,269,421
6.375%, 2/1/43(c)	776,554	801,842
7.483%, 2/1/43(c)	305,642	312,245
7.096%, 5/1/43(c)	469,493	486,036
6.97%, 6/1/43(c)	185,371	188,566
6.845%, 9/1/43(c)	180,149	183,345
6.509%, 9/1/43(c)	859,717	893,045
7.475%, 9/1/43(c)	119,434	123,130
6.867%, 10/1/43(c)	3,354,990	3,484,045
6.241%, 11/1/43(c)	2,040,013	2,108,367
7.479%, 11/1/43(c)	2,330,006	2,409,644
5.81%, 12/1/43(c)	510,051	524,586
6.05%, 2/1/44(c)	86,801	88,048
6.022%, 2/1/44(c)	1,205,100	1,244,199
6.346%, 4/1/44(c)	1,294,867	1,335,591
6.186%, 4/1/44(c)	519,938	528,217
6.624%, 4/1/44(c)	1,081,596	1,117,416
7.22%, 4/1/44(c)	2,412,948	2,496,769
6.506%, 4/1/44(c)	3,429,093	3,562,837
6.62%, 5/1/44(c)	1,227,550	1,267,926
6.097%, 5/1/44(c)	4,394,434	4,535,078
7.362%, 7/1/44(c)	1,348,637	1,401,356
7.465%, 7/1/44(c)	1,491,059	1,542,267
7.427%, 7/1/44(c)	1,047,684	1,089,060
7.34%, 7/1/44 - 8/1/47(c)	1,349,693	1,390,908
7.418%, 8/1/44(c)	1,416,016	1,471,719
7.333%, 8/1/44(c)	2,979,298	3,096,481
7.33%, 8/1/44(c)	1,064,290	1,106,991
7.374%, 9/1/44(c)	1,230,773	1,276,666
6.481%, 9/1/44(c)	2,784,779	2,899,779
6.494%, 9/1/44(c)	281,718	291,496
6.996%, 9/1/44(c)	595,409	615,996
7.326%, 9/1/44(c)	1,161,668	1,208,461
5.84%, 9/1/44 - 12/1/44(c)	1,155,164	1,181,360
6.001%, 10/1/44(c)	1,890,748	1,959,874
5.82%, 10/1/44 - 10/1/44(c)	812,649	823,167
5.997%, 10/1/44(c)	1,800,655	1,856,741
6.924%, 10/1/44(c)	3,489,727	3,628,040
6.688%, 10/1/44(c)	1,427,103	1,483,358
6.056%, 10/1/44(c)	3,167,735	3,277,399
5.83%, 10/1/44 - 12/1/44(c)	1,034,909	1,054,068
5.864%, 10/1/44(c)	1,059,248	1,096,310
6.23%, 10/1/44(c)	1,057,828	1,098,084
5.85%, 10/1/44 - 12/1/44(c)	3,496,113	3,619,023
5.886%, 10/1/44(c)	2,435,973	2,523,524
5.941%, 11/1/44(c)	1,433,301	1,481,409
5.817%, 11/1/44(c)	2,396,874	2,462,305
5.901%, 11/1/44(c)	3,191,569	3,282,187

	Par Value	Value
6.604%, 11/1/44(c)	$537,837	$548,303
5.819%, 12/1/44(c)	2,478,113	2,552,196
5.838%, 1/1/45(c)	1,259,127	1,298,763
5.878%, 2/1/45(c)	1,194,248	1,226,612
6.287%, 3/1/45(c)	18,135,438	18,755,524
6.09%, 3/1/45(c)	846,229	862,862
5.951%, 4/1/45(c)	4,871,608	5,030,349
6.715%, 4/1/45(c)	595,522	615,976
7.324%, 8/1/45(c)	1,129,653	1,175,503
7.355%, 8/1/45(c)	1,049,251	1,090,138
7.443%, 10/1/45(c)	2,006,911	2,082,389
7.365%, 11/1/45 - 7/1/46(c)	2,121,727	2,205,444
6.266%, 4/1/46(c)	4,989,866	5,152,591
7.127%, 4/1/46(c)	1,177,942	1,218,892
7.455%, 4/1/46(c)	117,378	118,861
6.985%, 4/1/46(c)	424,796	427,271
7.358%, 4/1/46(c)	211,677	216,756
6.52%, 5/1/46(c)	805,920	832,329
7.247%, 6/1/46(c)	276,128	286,016
7.287%, 6/1/46(c)	363,214	371,604
7.396%, 6/1/47(c)	1,655,526	1,715,826
7.439%, 6/1/47(c)	1,876,940	1,937,906
7.44%, 7/1/47(c)	4,025,665	4,156,182
7.485%, 7/1/47(c)	646,847	666,439
7.36%, 8/1/47 - 8/1/47(c)	1,072,819	1,105,193
7.294%, 8/1/47(c)	2,305,044	2,392,941
3.09%, 10/1/47(c)	373,508	380,068
5.035%, 10/1/47(c)	958,800	990,419
2.881%, 11/1/47(c)	825,700	849,575
3.106%, 11/1/47(c)	1,314,737	1,346,290
3.235%, 1/1/48(c)	257,001	263,065
3.067%, 1/1/48(c)	454,125	467,582
3.88%, 3/1/48(c)	1,721,745	1,706,225
3.098%, 4/1/48(c)	973,228	985,609
3.142%, 5/1/48(c)	10,787,313	10,913,478
3.445%, 8/1/48(c)	959,509	964,960
3.347%, 10/1/48(c)	1,423,540	1,434,303
3.649%, 11/1/48(c)	1,281,802	1,293,169
3.32%, 4/1/49(c)	1,415,579	1,417,659
3.711%, 8/1/49(c)	5,805,260	5,826,696
3.622%, 8/1/49(c)	10,704,798	10,447,184
3.602%, 8/1/49(c)	2,604,249	2,612,661
3.346%, 9/1/49(c)	8,300,122	8,028,484
3.439%, 9/1/49(c)	13,424,302	13,454,905
3.338%, 10/1/49(c)	1,496,689	1,481,361
2.661%, 1/1/50(c)	2,148,873	2,075,690
2.161%, 12/1/50(c)	23,525,955	21,531,071
2.045%, 5/1/52(c)	146,065,651	131,953,739
4.505%, 7/1/53(c)	36,454,817	35,964,470
4.281%, 7/1/53(c)	4,786,611	4,702,556
Freddie Mac, Hybrid ARM
7.073%, 9/1/33(c)	1,075,362	1,105,462
6.375%, 2/1/34 - 11/1/34(c)	1,189,913	1,229,205
7.551%, 8/1/34(c)	185,014	192,449
5.915%, 1/1/35(c)	75,999	76,649
6.472%, 2/1/35(c)	221,301	229,689
6.426%, 3/1/35(c)	224,394	231,982
7.00%, 4/1/35 - 5/1/37(c)	193,015	195,608
6.643%, 8/1/35(c)	262,286	269,248
7.62%, 8/1/35(c)	610,120	622,192
7.075%, 9/1/35(c)	346,960	355,413
7.451%, 10/1/35(c)	283,597	288,797
6.37%, 1/1/36(c)	606,674	629,669
5.731%, 1/1/36(c)	546,796	557,502
6 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                September 30, 2024
Debt Securities (continued)
	Par Value	Value
5.973%, 1/1/36(c)	$299,512	$307,992
7.174%, 4/1/36(c)	520,279	539,462
6.431%, 8/1/36(c)	483,420	488,789
5.965%, 12/1/36(c)	276,176	280,547
6.049%, 1/1/37(c)	318,011	322,542
5.989%, 3/1/37(c)	522,958	528,890
6.942%, 4/1/37(c)	330,205	332,312
6.816%, 4/1/37(c)	337,173	348,171
7.397%, 7/1/37(c)	1,158,677	1,202,802
6.374%, 1/1/38(c)	123,799	126,077
5.573%, 2/1/38(c)	169,822	170,002
7.004%, 4/1/38(c)	350,010	353,251
6.531%, 4/1/38(c)	1,056,894	1,092,211
7.309%, 5/1/38(c)	114,177	115,553
6.057%, 6/1/38(c)	331,352	335,925
6.245%, 10/1/38(c)	68,053	68,325
6.968%, 10/1/38(c)	634,695	651,682
7.192%, 11/1/39(c)	350,097	360,445
7.527%, 7/1/43(c)	256,834	264,509
6.061%, 8/1/43(c)	3,397,976	3,509,991
6.936%, 10/1/43(c)	295,143	305,471
5.92%, 1/1/44(c)	898,156	923,685
5.985%, 1/1/44(c)	785,060	806,764
5.961%, 2/1/44(c)	2,124,715	2,191,317
6.21%, 4/1/44(c)	683,061	706,321
6.422%, 4/1/44(c)	583,095	599,175
6.302%, 5/1/44(c)	15,102,565	15,586,388
6.552%, 6/1/44(c)	1,973,733	2,037,719
7.234%, 6/1/44(c)	684,045	704,514
7.479%, 7/1/44(c)	815,702	835,627
7.505%, 7/1/44(c)	277,412	284,285
7.495%, 8/1/44(c)	282,239	289,093
6.671%, 8/1/44(c)	1,409,283	1,458,160
7.36%, 8/1/44(c)	1,110,682	1,154,025
7.445%, 9/1/44(c)	600,467	619,914
6.544%, 9/1/44(c)	1,298,621	1,338,505
6.791%, 9/1/44(c)	979,339	1,011,346
5.858%, 10/1/44(c)	2,159,335	2,221,207
5.87%, 10/1/44 - 12/1/44(c)	4,861,705	4,987,610
6.727%, 10/1/44(c)	2,202,994	2,277,665
5.88%, 10/1/44 - 1/1/45(c)	11,184,544	11,505,927
6.92%, 11/1/44(c)	768,502	798,355
5.866%, 11/1/44(c)	1,276,413	1,310,266
6.027%, 11/1/44(c)	1,858,471	1,914,627
5.85%, 11/1/44 - 11/1/44(c)	5,513,325	5,656,698
6.044%, 11/1/44(c)	1,344,999	1,381,741
6.342%, 11/1/44(c)	3,491,864	3,604,279
5.86%, 11/1/44(c)	1,554,272	1,597,998
5.908%, 12/1/44(c)	2,652,065	2,728,688
5.89%, 1/1/45(c)	2,095,719	2,152,100
5.885%, 1/1/45(c)	1,470,909	1,514,059
5.979%, 1/1/45(c)	1,195,904	1,233,093
6.657%, 1/1/45(c)	2,160,494	2,234,368
6.013%, 2/1/45(c)	1,679,282	1,731,900
6.651%, 4/1/45(c)	1,404,441	1,451,552
6.487%, 5/1/45(c)	3,432,660	3,542,036
7.466%, 6/1/45(c)	412,675	429,260
7.018%, 8/1/45(c)	4,125,906	4,279,525
6.092%, 8/1/45(c)	78,136	79,224
7.378%, 8/1/45(c)	1,287,348	1,338,661
7.40%, 9/1/45(c)	874,677	908,103
7.302%, 5/1/46(c)	1,245,359	1,289,133
6.987%, 5/1/46(c)	16,491,517	17,064,701
7.152%, 7/1/46(c)	1,760,072	1,819,955

	Par Value	Value
7.349%, 9/1/46(c)	$4,024,038	$4,168,652
7.468%, 6/1/47(c)	427,829	441,190
7.38%, 8/1/47(c)	476,114	491,305
3.078%, 10/1/47(c)	840,610	862,910
3.38%, 11/1/47(c)	133,220	134,415
3.619%, 2/1/49(c)	2,597,741	2,599,844
2.174%, 11/1/50(c)	63,149,877	57,603,940
1.852%, 8/1/51(c)	190,991,431	176,912,674
1.974%, 4/1/52(c)	95,595,691	85,442,643
2.305%, 5/1/52(c)	33,616,507	30,394,429
2.026%, 5/1/52(c)	93,571,633	84,067,333
3.331%, 6/1/52(c)	13,434,163	12,804,312
3.902%, 7/1/52(c)	8,856,338	8,648,437
4.075%, 9/1/52(c)	29,427,200	28,799,460
4.198%, 9/1/52(c)	44,697,810	44,086,227
4.107%, 10/1/52(c)	56,325,920	55,069,648
4.515%, 4/1/53(c)	48,542,618	47,757,654
4.523%, 6/1/53(c)	32,419,822	31,898,512
4.623%, 8/1/53(c)	24,774,198	24,451,819
4.768%, 8/1/53(c)	34,318,564	34,009,514
Freddie Mac Gold, 15 Year
4.50%, 3/1/25 - 6/1/26	84,542	84,822
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	193,346	199,470
4.50%, 5/1/30 - 1/1/34	21,783,466	21,990,191
4.00%, 9/1/31 - 10/1/35	117,367,698	117,070,173
3.50%, 7/1/35 - 1/1/36	42,681,197	41,787,420
Freddie Mac Gold, 30 Year
7.00%, 4/1/31 - 11/1/38	671,241	697,713
6.50%, 12/1/32 - 10/1/38	3,126,718	3,273,550
6.00%, 12/1/33 - 2/1/39	4,828,317	5,072,290
5.50%, 3/1/34 - 12/1/38	14,771,905	15,293,097
4.50%, 3/1/39 - 10/1/47	316,503,376	318,079,582
4.00%, 11/1/45 - 11/1/47	75,858,188	74,130,515
3.50%, 2/1/48	32,124,712	29,792,096
Freddie Mac Pool, 20 Year
2.50%, 10/1/41 - 3/1/42	108,646,423	97,553,369
Freddie Mac Pool, 30 Year
7.00%, 11/1/37	3,435	3,741
4.50%, 7/1/42	2,763,086	2,794,649
2.50%, 5/1/50 - 5/1/52	2,162,904,145	1,888,124,170
2.00%, 5/1/50 - 5/1/51	1,636,552,490	1,369,864,943
2.00%, 6/1/50	587,100,136	489,788,687
2.00%, 9/1/50	607,385,259	506,428,475
2.00%, 10/1/50	443,607,440	373,261,712
2.00%, 12/1/50	536,043,057	450,858,643
2.00%, 12/1/50	624,883,510	525,581,915
2.00%, 4/1/51	975,233,806	810,725,721
3.00%, 1/1/52	198,829,529	180,345,747
3.50%, 2/1/52 - 8/1/53	2,403,493,565	2,245,964,636
2.50%, 5/1/52	441,441,085	384,671,033
3.50%, 5/1/52	1,691,202,706	1,576,957,313
3.50%, 7/1/52	867,901,151	808,754,955
4.00%, 8/1/52 - 3/1/53	622,182,012	597,612,302
3.50%, 9/1/52	615,797,085	573,829,252
4.00%, 9/1/52	386,081,169	371,101,208
Ginnie Mae, 20 Year
4.00%, 1/20/35	1,857,551	1,842,261
Ginnie Mae, 30 Year
7.00%, 5/15/28	9,439	9,458
		33,536,772,069
		38,177,502,321
		42,747,244,669
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 7

Portfolio of Investments (unaudited)
                September 30, 2024
Debt Securities (continued)
	Par Value	Value
Corporate: 29.4%
Financials: 13.1%
Bank of America Corp.
4.25%, 10/22/26	$160,849,000	$160,768,130
4.948%, 7/22/28(d)	34,700,000	35,309,855
6.204%, 11/10/28(d)	43,160,000	45,558,081
3.419%, 12/20/28(d)	29,586,000	28,781,333
2.496%, 2/13/31(d)	76,530,000	69,378,185
2.572%, 10/20/32(d)	19,536,000	17,129,850
5.015%, 7/22/33(d)	16,675,000	17,107,680
5.288%, 4/25/34(d)	24,950,000	25,939,957
3.846%, 3/8/37(d)	422,761,000	390,794,510
Barclays PLC (United Kingdom)
5.20%, 5/12/26	55,538,000	55,884,517
5.304%, 8/9/26(d)	12,500,000	12,543,526
5.829%, 5/9/27(d)	133,720,000	136,262,937
5.674%, 3/12/28(d)	35,000,000	35,958,830
4.836%, 5/9/28	100,714,000	100,811,609
5.501%, 8/9/28(d)	64,325,000	65,986,528
6.49%, 9/13/29(d)	73,850,000	78,800,118
5.69%, 3/12/30(d)	55,000,000	57,213,605
5.088%, 6/20/30(d)	95,654,000	95,960,700
7.437%, 11/2/33(d)	10,000,000	11,545,294
6.224%, 5/9/34(d)	32,625,000	35,149,040
7.119%, 6/27/34(d)	74,766,000	83,254,453
3.564%, 9/23/35(d)	21,975,000	19,988,560
BNP Paribas SA (France)
4.25%, 10/15/24	377,141,000	376,844,711
4.375%, 9/28/25(b)	97,372,000	96,646,185
4.375%, 5/12/26(b)	160,619,000	159,542,747
4.625%, 3/13/27(b)	294,090,000	293,163,002
5.497%, 5/20/30(b)(d)	10,000,000	10,362,594
2.871%, 4/19/32(b)(d)	24,300,000	21,641,350
2.588%, 8/12/35(b)(d)	33,275,000	28,980,464
Boston Properties, Inc.
3.20%, 1/15/25	46,540,000	46,236,984
3.65%, 2/1/26	28,585,000	28,159,941
6.75%, 12/1/27	28,785,000	30,439,372
4.50%, 12/1/28	105,847,000	104,481,980
3.40%, 6/21/29	81,293,000	76,017,288
2.90%, 3/15/30	44,800,000	40,246,282
3.25%, 1/30/31	191,785,000	172,744,852
6.50%, 1/15/34	111,453,000	121,301,434
Capital One Financial Corp.
3.20%, 2/5/25	45,346,000	45,110,272
4.20%, 10/29/25	136,372,000	135,407,857
2.636%, 3/3/26(d)	36,715,000	36,307,425
3.75%, 7/28/26	11,860,000	11,695,323
4.927%, 5/10/28(d)	92,120,000	93,221,134
6.312%, 6/8/29(d)	72,314,000	76,171,609
5.70%, 2/1/30(d)	36,730,000	38,037,006
5.463%, 7/26/30(d)	92,700,000	95,146,313
7.624%, 10/30/31(d)	109,224,000	124,136,611
5.268%, 5/10/33(d)	94,645,000	95,542,576
6.377%, 6/8/34(d)	69,872,000	75,485,452
Citigroup, Inc.
4.45%, 9/29/27	46,104,000	46,168,213
4.412%, 3/31/31(d)	88,675,000	88,059,565
6.625%, 6/15/32	1,650,000	1,827,890
3.785%, 3/17/33(d)	136,430,000	127,802,250
6.174%, 5/25/34(d)	95,775,000	102,191,392
United States 90 Day Average SOFR
+6.63%, 11.887%, 10/30/40(e)	422,596,200	506,101,209
HSBC Holdings PLC (United Kingdom)

	Par Value	Value
4.755%, 6/9/28(d)	$23,650,000	$23,819,546
5.21%, 8/11/28(d)	20,125,000	20,534,308
4.95%, 3/31/30	66,043,000	67,695,519
3.973%, 5/22/30(d)	19,800,000	19,292,762
2.848%, 6/4/31(d)	105,055,000	95,632,774
2.357%, 8/18/31(d)	32,125,000	28,241,276
4.762%, 3/29/33(d)	222,457,000	219,358,290
8.113%, 11/3/33(d)	165,881,000	197,240,038
6.547%, 6/20/34(d)	46,314,000	50,675,194
7.399%, 11/13/34(d)	36,050,000	41,393,000
6.50%, 5/2/36	223,062,000	246,305,966
6.50%, 9/15/37	188,637,000	208,511,096
6.80%, 6/1/38	10,598,000	12,140,959
JPMorgan Chase & Co.
4.125%, 12/15/26	116,002,000	115,954,322
4.25%, 10/1/27	130,565,000	131,473,971
5.04%, 1/23/28(d)	46,575,000	47,354,024
8.75%, 9/1/30(e)	81,457,000	98,776,769
2.739%, 10/15/30(d)	9,930,000	9,199,224
4.493%, 3/24/31(d)	364,140,000	366,092,362
2.522%, 4/22/31(d)	67,340,000	61,165,570
2.956%, 5/13/31(d)	168,863,000	155,311,535
4.586%, 4/26/33(d)	48,290,000	48,300,229
5.717%, 9/14/33(d)	156,481,000	165,911,069
Lloyds Banking Group PLC (United Kingdom)
4.50%, 11/4/24	215,702,000	215,453,345
4.582%, 12/10/25	79,267,000	78,987,076
4.65%, 3/24/26	111,665,000	111,443,521
4.716%, 8/11/26(d)	17,731,000	17,709,102
3.75%, 3/18/28(d)	103,445,000	101,876,602
5.721%, 6/5/30(d)	116,475,000	122,052,841
7.953%, 11/15/33(d)	154,411,000	180,689,129
NatWest Group PLC (United Kingdom)
1.642%, 6/14/27(d)	250,837,000	239,099,323
4.892%, 5/18/29(d)	12,550,000	12,680,677
5.808%, 9/13/29(d)	158,345,000	165,818,327
6.016%, 3/2/34(d)	70,810,000	76,542,746
6.475%, 6/1/34(d)	130,800,000	137,642,845
3.032%, 11/28/35(d)	38,731,000	34,448,006
The Charles Schwab Corp.
5.643%, 5/19/29(d)	68,087,000	71,088,669
6.196%, 11/17/29(d)	140,709,000	150,416,392
5.853%, 5/19/34(d)	35,945,000	38,489,591
6.136%, 8/24/34(d)	80,695,000	88,212,891
The Goldman Sachs Group, Inc.
3.615%, 3/15/28(d)	345,110,000	339,532,657
5.727%, 4/25/30(d)	65,940,000	69,299,818
UBS Group AG (Switzerland)
6.327%, 12/22/27(b)(d)	46,075,000	47,957,774
6.246%, 9/22/29(b)(d)	20,375,000	21,630,956
5.617%, 9/13/30(b)(d)	97,375,000	101,746,852
6.537%, 8/12/33(b)(d)	32,787,000	36,198,223
5.959%, 1/12/34(b)(d)	326,452,000	349,088,649
6.301%, 9/22/34(b)(d)	68,550,000	75,241,874
UniCredit SPA (Italy)
7.296%, 4/2/34(b)(d)	325,522,000	346,955,290
5.459%, 6/30/35(b)(d)	220,197,000	216,652,991
Unum Group
7.25%, 3/15/28	18,654,000	20,121,037
6.75%, 12/15/28	8,052,000	8,619,915
Wells Fargo & Co.
4.10%, 6/3/26	128,615,000	128,176,669
4.30%, 7/22/27	157,500,000	157,861,478
8 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                September 30, 2024
Debt Securities (continued)
	Par Value	Value
5.707%, 4/22/28(d)	$93,625,000	$96,676,246
5.198%, 1/23/30(d)	129,850,000	133,864,544
2.879%, 10/30/30(d)	46,575,000	43,198,707
2.572%, 2/11/31(d)	43,615,000	39,605,495
3.35%, 3/2/33(d)	17,184,000	15,709,194
4.897%, 7/25/33(d)	104,909,000	106,111,577
5.389%, 4/24/34(d)	84,005,000	87,129,554
		11,599,758,967
Industrials: 14.1%
AT&T, Inc.
2.75%, 6/1/31	113,627,000	102,734,161
2.55%, 12/1/33	63,112,000	53,196,316
3.80%, 12/1/57	79,176,000	59,946,869
Bayer AG (Germany)
4.25%, 12/15/25(b)	44,030,000	43,711,615
4.375%, 12/15/28(b)	4,485,000	4,426,336
6.25%, 1/21/29(b)	118,950,000	125,743,020
6.375%, 11/21/30(b)	121,250,000	129,811,279
6.50%, 11/21/33(b)	148,456,000	160,680,636
British American Tobacco PLC (United Kingdom)
2.259%, 3/25/28	62,934,000	58,553,940
6.343%, 8/2/30	36,270,000	39,257,661
2.726%, 3/25/31	71,535,000	63,970,748
4.742%, 3/16/32	278,990,000	279,024,363
7.75%, 10/19/32	39,620,000	46,877,771
6.421%, 8/2/33	71,910,000	78,986,163
4.39%, 8/15/37	15,384,000	13,993,157
7.079%, 8/2/43	38,770,000	44,428,021
4.54%, 8/15/47	19,605,000	16,559,654
5.65%, 3/16/52	53,415,000	52,138,638
Burlington Northern Santa Fe LLC(f)
3.442%, 6/16/28(b)	59,358,005	57,254,434
Cemex SAB de CV (Mexico)
5.45%, 11/19/29(b)	72,517,000	73,484,159
5.20%, 9/17/30(b)	215,257,000	215,882,537
3.875%, 7/11/31(b)	96,625,000	88,957,062
Charter Communications, Inc.
4.908%, 7/23/25	24,844,000	24,803,363
4.25%, 2/1/31(b)	42,650,000	37,605,764
4.50%, 5/1/32	202,083,000	174,731,737
4.40%, 4/1/33	40,540,000	37,088,831
4.50%, 6/1/33(b)	367,141,000	311,788,767
4.25%, 1/15/34(b)	91,815,000	75,312,172
6.55%, 5/1/37	45,633,000	45,167,843
6.75%, 6/15/39	122,177,000	122,354,647
6.484%, 10/23/45	499,117,000	481,495,225
5.375%, 5/1/47	88,379,000	74,205,485
5.75%, 4/1/48	310,195,000	270,887,037
5.125%, 7/1/49	64,764,000	52,043,733
4.80%, 3/1/50	59,034,000	45,194,742
5.25%, 4/1/53	155,965,000	127,446,987
Cox Enterprises, Inc.
3.85%, 2/1/25(b)	218,070,000	216,994,392
3.35%, 9/15/26(b)	160,316,000	156,981,302
3.50%, 8/15/27(b)	34,543,000	33,742,179
5.45%, 9/15/28(b)	65,365,000	67,673,483
1.80%, 10/1/30(b)	12,069,000	10,180,717
5.70%, 6/15/33(b)	30,560,000	31,517,024
CRH PLC
3.875%, 5/18/25(b)	61,144,000	60,575,852
CVS Health Corp.
4.30%, 3/25/28	32,925,000	32,836,347

	Par Value	Value
5.40%, 6/1/29	$58,075,000	$60,243,246
3.75%, 4/1/30	72,899,000	69,856,590
5.55%, 6/1/31	35,675,000	37,214,052
4.125%, 4/1/40	56,970,000	48,796,010
Dell Technologies, Inc.
6.02%, 6/15/26	10,901,000	11,162,630
6.10%, 7/15/27	37,430,000	39,298,250
Dillard's, Inc.
7.75%, 7/15/26	20,761,000	21,538,929
7.75%, 5/15/27	13,038,000	13,691,177
7.00%, 12/1/28	27,885,000	29,535,684
Elanco Animal Health, Inc.
6.65%, 8/28/28	118,047,000	122,184,901
Ford Motor Credit Co. LLC(f)
4.063%, 11/1/24	139,430,000	139,270,376
5.125%, 6/16/25	61,494,000	61,470,759
4.134%, 8/4/25	39,675,000	39,308,757
3.375%, 11/13/25	230,192,000	225,796,882
4.389%, 1/8/26	31,215,000	30,943,306
6.95%, 3/6/26	18,575,000	19,010,636
4.542%, 8/1/26	22,235,000	22,045,889
2.70%, 8/10/26	232,414,000	223,285,696
5.125%, 11/5/26	91,600,000	92,040,577
4.95%, 5/28/27	63,225,000	63,070,144
7.35%, 11/4/27	73,750,000	78,309,202
6.80%, 5/12/28	167,600,000	175,587,375
6.798%, 11/7/28	16,626,000	17,553,851
Foundry JV Holdco LLC(f)
5.90%, 1/25/30(b)	54,850,000	56,771,197
6.15%, 1/25/32(b)	46,000,000	47,837,803
GE HealthCare Technologies, Inc.
4.80%, 8/14/29	21,130,000	21,528,318
5.857%, 3/15/30	16,550,000	17,714,298
5.905%, 11/22/32	148,655,000	161,021,644
HCA Healthcare, Inc.
5.25%, 6/15/26	10,982,000	11,062,849
3.125%, 3/15/27	40,779,000	39,635,617
4.125%, 6/15/29	88,344,000	86,959,448
Imperial Brands PLC (United Kingdom)
4.25%, 7/21/25(b)	599,752,000	596,390,282
3.50%, 7/26/26(b)	36,809,000	36,076,768
6.125%, 7/27/27(b)	88,230,000	91,774,510
3.875%, 7/26/29(b)	251,254,000	242,591,805
5.50%, 2/1/30(b)	168,550,000	173,999,370
5.875%, 7/1/34(b)	64,050,000	66,588,050
Kinder Morgan, Inc.
4.80%, 2/1/33	25,505,000	25,275,732
6.50%, 2/1/37	50,251,000	54,796,780
6.95%, 1/15/38	77,099,000	87,624,294
6.50%, 9/1/39	71,676,000	78,592,895
5.00%, 8/15/42	76,351,000	71,121,514
5.50%, 3/1/44	50,489,000	49,650,564
5.20%, 3/1/48	11,657,000	10,888,287
Macy's, Inc.
6.70%, 7/15/34(b)	55,075,000	48,154,248
Nordstrom, Inc.
6.95%, 3/15/28	19,867,000	20,643,720
Optics Bidco SpA(f) (Italy)
7.20%, 7/18/36(b)	52,317,000	56,301,881
7.721%, 6/4/38(b)	117,754,000	130,206,603
Philip Morris International, Inc.
4.875%, 2/13/29	51,030,000	52,320,097
5.625%, 11/17/29	28,945,000	30,736,980
5.125%, 2/13/31	35,310,000	36,701,198
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 9

Portfolio of Investments (unaudited)
                September 30, 2024
Debt Securities (continued)
	Par Value	Value
5.75%, 11/17/32	$33,675,000	$36,193,260
5.375%, 2/15/33	78,468,000	82,064,892
Prosus NV (China)
3.257%, 1/19/27(b)	27,741,000	26,765,821
4.85%, 7/6/27(b)	195,068,000	195,228,346
3.68%, 1/21/30(b)	211,672,000	199,629,863
3.061%, 7/13/31(b)	555,882,000	490,644,000
4.193%, 1/19/32(b)	133,930,000	125,541,629
4.027%, 8/3/50(b)	28,141,000	20,574,516
3.832%, 2/8/51(b)	20,835,000	14,665,186
4.987%, 1/19/52(b)	371,071,000	313,340,605
RTX Corp.
6.00%, 3/15/31	56,290,000	61,221,409
6.10%, 3/15/34	61,780,000	68,203,761
TC Energy Corp. (Canada)
5.625%, 5/20/75(d)(e)	269,561,000	266,908,196
5.875%, 8/15/76(d)(e)	252,663,000	250,852,821
5.30%, 3/15/77(d)(e)	308,347,000	302,711,774
5.50%, 9/15/79(d)(e)	211,385,000	204,130,077
5.60%, 3/7/82(d)(e)	72,475,000	70,365,820
Telecom Italia SPA (Italy)
7.20%, 7/18/36	17,506,000	18,270,802
7.721%, 6/4/38	56,913,000	60,687,015
The Cigna Group
7.875%, 5/15/27	26,538,000	28,872,576
4.375%, 10/15/28	64,121,000	64,370,154
The Walt Disney Co.
6.65%, 11/15/37	38,742,000	45,780,783
T-Mobile U.S., Inc.
2.25%, 2/15/26	109,745,000	106,701,409
3.375%, 4/15/29	125,383,000	120,337,500
3.875%, 4/15/30	204,895,000	199,254,372
2.55%, 2/15/31	18,555,000	16,538,158
3.50%, 4/15/31	111,335,000	104,761,481
5.20%, 1/15/33	27,200,000	28,186,217
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(b)	152,610,000	151,960,319
5.25%, 6/6/29(b)	50,542,000	50,036,580
Union Pacific Corp.
5.082%, 1/2/29	684,454	689,694
5.866%, 7/2/30	8,359,209	8,621,501
6.176%, 1/2/31	8,809,443	9,258,785
VMware, Inc.
1.40%, 8/15/26	83,335,000	78,950,236
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(d)(e)	244,190,000	257,600,915
Zoetis, Inc.
4.50%, 11/13/25	101,129,000	101,175,888
		12,525,524,201
Utilities: 2.2%
American Electric Power Co., Inc.
5.699%, 8/15/25	132,034,000	133,079,777
Dominion Energy, Inc.
1.45%, 4/15/26	30,645,000	29,349,762
3.375%, 4/1/30	23,495,000	22,267,959
5.75%, 10/1/54(d)(e)	240,423,000	240,423,000
Enel SPA (Italy)
5.00%, 6/15/32(b)	7,150,000	7,232,813
7.50%, 10/14/32(b)	17,497,000	20,394,044
6.80%, 9/15/37(b)	138,247,000	156,803,379
6.00%, 10/7/39(b)	160,975,000	172,266,171
NextEra Energy, Inc.
6.051%, 3/1/25	47,610,000	47,810,261

	Par Value	Value
5.749%, 9/1/25	$46,355,000	$46,824,203
4.625%, 7/15/27	137,990,000	140,056,221
4.90%, 3/15/29	197,220,000	202,205,619
The Southern Co.
5.113%, 8/1/27	168,975,000	172,885,364
4.85%, 6/15/28	95,150,000	97,429,117
4.00%, 1/15/51(d)(e)	317,309,000	312,826,376
3.75%, 9/15/51(d)(e)	145,426,000	140,749,114
		1,942,603,180
		26,067,886,348
Total Debt Securities (Cost $88,164,692,302)		$87,357,358,126
Short-Term Investments: 1.9%
	Par Value/ Shares	Value
Repurchase Agreements: 0.9%
Fixed Income Clearing Corp.(g) 4.83%, dated 9/30/24, due 10/1/24, maturity value $726,097,405	$726,000,000	$726,000,000
Fixed Income Clearing Corp.(g) 2.20%, dated 9/30/24, due 10/1/24, maturity value $88,250,850	88,245,457	88,245,457
		814,245,457
Money Market Fund: 1.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class	816,615,252	816,615,252
Total Short-Term Investments (Cost $1,630,860,709)		$1,630,860,709
Total Investments In Securities (Cost $89,795,553,011)	100.5%	$88,988,218,835
Other Assets Less Liabilities	(0.5)%	(405,275,422)
Net Assets	100.0%	$88,582,943,413
10 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                September 30, 2024
(a)	Inflation-linked
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(d)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(e)	Hybrid security: characteristics of both a debt and equity security.
(f)	Subsidiary. Security may be issued by parent company or one of its subsidiaries. (see below)
(g)	Repurchase agreement is collateralized by U.S. Treasury Notes 3.25%- 4.875%, 4/30/26-8/15/42. Total collateral value is $830,530,493.
*	Rounds to 0.0%.

Debt securities are grouped by parent company unless otherwise noted.
Actual securities may be issued by the listed parent company or one of its subsidiaries.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
RB: Revenue Bond
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate
USD United States Dollar
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note— Long Position	36,071	12/19/24	$4,122,238,969	$(187,987)
Ultra Long-Term U.S. Treasury Bond— Long Position	15,554	12/19/24	2,070,140,187	(4,402,722)
				$(4,590,709)
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 11

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Debt securities are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities. All securities held by the Fund are denominated in U.S. dollars.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at September 30, 2024:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Debt Securities
U.S. Treasury	$—	$15,744,175,120
Government-Related	—	2,798,051,989
Securitized	—	42,747,244,669
Corporate	—	26,067,886,348
Short-Term Investments
Repurchase Agreements	—	814,245,457
Money Market Fund	816,615,252	—
Total Securities	$816,615,252	$88,171,603,583
Other Investments
Futures Contracts
Depreciation	$(4,590,709)	$—
Security transactions. Security transactions are recorded on the trade date.
12 / Dodge & Cox Income Fund

DODGE & COX GLOBAL BOND FUND
Consolidated Portfolio of Investments (unaudited)
                September 30, 2024
Debt Securities: 96.3%
		Par Value	Value
Government: 32.7%
Brazil Government (Brazil)
10.00%, 1/1/27	BRL	137,876,000	$24,232,361
10.00%, 1/1/33	BRL	588,138,000	95,828,494
Chile Government (Chile)
5.00%, 10/1/28(a)(b)	CLP	14,080,000,000	15,632,711
6.00%, 4/1/33(a)(b)	CLP	12,280,000,000	14,401,538
5.80%, 10/1/34(a)(b)	CLP	10,500,000,000	12,356,319
Colombia Government (Colombia)
5.75%, 11/3/27	COP	98,000,000,000	21,457,846
7.25%, 10/18/34	COP	115,400,000,000	22,654,672
Hungary Government (Hungary)
9.50%, 10/21/26	HUF	4,630,000,000	13,924,922
Indonesia Government (Indonesia)
6.625%, 2/15/34	IDR	113,000,000,000	7,565,228
Japan Government (Japan)
0.10%, 12/20/24	JPY	17,468,600,000	121,553,987
Malaysia Government (Malaysia)
3.899%, 11/16/27	MYR	267,350,000	65,804,124
Mexico Government (Mexico)
7.75%, 11/23/34	MXN	416,120,100	18,913,705
8.00%, 11/7/47	MXN	1,470,167,200	62,913,300
New Zealand Government (New Zealand)
2.75%, 4/15/37(a)	NZD	59,400,000	31,280,403
Norway Government (Norway)
3.00%, 8/15/33(a)(b)	NOK	955,750,000	88,578,656
Peru Government (Peru)
6.15%, 8/12/32	PEN	115,911,000	31,713,481
5.40%, 8/12/34	PEN	39,700,000	10,053,849
South Africa Government (South Africa)
8.25%, 3/31/32	ZAR	628,073,000	34,051,572
South Korea Government (South Korea)
3.375%, 6/10/32	KRW	80,516,850,000	63,561,017
U.S. Treasury Note/Bond (United States)
3.50%, 9/30/29	USD	61,000,000	60,818,909
4.00%, 7/31/30	USD	30,394,000	30,988,820
4.375%, 11/30/30	USD	15,153,000	15,763,263
4.125%, 7/31/31	USD	37,000,000	38,034,844
3.875%, 8/15/33	USD	31,000,000	31,249,453
4.00%, 2/15/34	USD	101,500,000	103,244,531
4.375%, 5/15/34	USD	40,000,000	41,893,750
4.625%, 5/15/54	USD	16,100,000	17,463,469
			1,095,935,224
Government-Related: 6.5%
Chicago Transit Authority RB (United States)
6.899%, 12/1/40	USD	3,624,064	4,142,539
6.899%, 12/1/40	USD	3,168,043	3,613,410
Colombia Government International (Colombia)
4.50%, 3/15/29	USD	6,000,000	5,681,727
5.625%, 2/26/44	USD	4,850,000	3,902,771
5.00%, 6/15/45	USD	2,100,000	1,545,176
5.20%, 5/15/49	USD	8,000,000	5,912,569
Kommuninvest Cooperative Society (Sweden)
3.25%, 11/12/29(a)	SEK	292,800,000	30,286,018
New South Wales Treasury Corp (Australia)
3.00%, 5/20/27(a)	AUD	22,171,000	15,022,899
1.75%, 3/20/34(a)	AUD	76,200,000	40,741,815
Petroleo Brasileiro SA (Brazil)
6.625%, 1/16/34	GBP	4,900,000	6,420,652

		Par Value	Value
Petroleos Mexicanos (Mexico)
4.75%, 2/26/29(a)	EUR	7,600,000	$7,834,227
6.70%, 2/16/32	USD	8,150,000	7,306,809
6.75%, 9/21/47	USD	2,311,000	1,655,853
7.69%, 1/23/50	USD	70,800,000	55,313,222
Romanian Government International (Romania)
5.375%, 3/22/31(b)	EUR	12,800,000	14,594,421
State of Illinois GO (United States)
5.10%, 6/1/33	USD	15,548,235	15,792,290
			219,766,398
Securitized: 25.1%
Asset-Backed: 3.2%
Other: 0.3%
Rio Oil Finance Trust (Brazil)
9.75%, 1/6/27(b)	USD	2,858,477	2,951,843
8.20%, 4/6/28(b)	USD	5,223,501	5,331,262
			8,283,105
Student Loan: 2.9%
Navient Student Loan Trust (United States)
United States 30 Day Average SOFR
+1.3640% Series 2016-5A A, 6.645%, 6/25/65(b)	USD	815,178	820,887
+1.4640% Series 2016-3A A3, 6.745%, 6/25/65(b)	USD	10,513,674	10,620,436
+1.1140% Series 2017-4A A3, 6.395%, 9/27/66(b)	USD	2,812,080	2,822,836
+0.6640% Series 2021-2A A1B, 5.945%, 2/25/70(b)	USD	4,224,626	4,168,578
Navient Student Loan Trust (Private Loans) (United States)
Series 2017-A B, 3.91%, 12/16/58(b)	USD	1,095,658	1,082,638
Series 2020-A B, 3.16%, 11/15/68(b)	USD	2,000,000	1,787,065
SLM Student Loan Trust (United States)
United States 30 Day Average SOFR
+1.0640% Series 2012-1 A3, 6.345%, 9/25/28	USD	903,917	891,221
United States 90 Day Average SOFR
+0.3710% Series 2003-1 A5A, 5.741%, 12/15/32(b)	USD	1,334,838	1,297,963
+0.7110% Series 2003-1 A5B, 6.081%, 12/15/32(b)	USD	479,009	470,397
+0.7510% Series 2007-6 A5, 6.111%, 4/27/43	USD	5,494,425	5,338,396
SMB Private Education Loan Trust (Private Loans) (United States)
Series 2017-B A2A, 2.82%, 10/15/35(b)	USD	245,962	241,483
Series 2018-C B, 4.00%, 11/17/42(b)	USD	1,000,000	969,445
Series 2023-C B, 6.36%, 11/15/52(b)	USD	9,000,000	9,539,684
Series 2021-A APT2, 1.07%, 1/15/53(b)	USD	2,995,336	2,691,042
Series 2023-A B, 5.88%, 1/15/53(b)	USD	7,000,000	7,199,436
Series 2024-A B, 5.88%, 3/15/56(b)	USD	5,000,000	5,141,556
Series 2023-B B, 5.77%, 10/16/56(b)	USD	15,475,000	15,778,120
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox Global Bond Fund / 1

Consolidated Portfolio of Investments (unaudited)
                September 30, 2024
Debt Securities (continued)
		Par Value	Value
Series 2024-E A1A, 5.09%, 10/16/56(b)	USD	19,979,000	$20,264,314
Series 2024-E B, 5.71%, 10/16/56(b)	USD	7,500,000	7,615,210
			98,740,707
			107,023,812
CMBS: 0.1%
Agency CMBS: 0.1%
Freddie Mac Military Housing Trust Multifamily (United States)
4.095%, 11/25/52(b)(c)	USD	920,208	865,469
3.384%, 11/25/55(b)(c)	USD	1,511,102	1,402,031
			2,267,500
Mortgage-Related: 21.8%
CMO & REMIC: 1.0%
Fannie Mae (United States)
Trust 2004-W9 1A3, 6.05%, 2/25/44	USD	175,519	183,300
Freddie Mac (United States)
Series 4183 Z, 3.00%, 3/15/43	USD	17,765,963	16,360,077
Series 4283 EW, 4.50%, 12/15/43(c)	USD	33,151	33,573
Series 4319 MA, 4.50%, 3/15/44(c)	USD	117,082	117,860
Ginnie Mae (United States)
Series 2010-169 JZ, 4.00%, 12/20/40	USD	112,837	109,151
Series 2014-184 GZ, 3.50%, 12/20/44	USD	10,649,527	10,102,285
United States 30 Day Average SOFR
+0.85% Series 2023-H04 FC, 6.195%, 1/20/73	USD	7,548,093	7,515,006
			34,421,252
Federal Agency Mortgage Pass-Through: 20.8%
Fannie Mae, 15 Year (United States)
5.00%, 7/1/25	USD	400	404
Fannie Mae, 30 Year (United States)
4.50% 4/1/39 - 2/1/45	USD	461,192	464,586
2.50% 6/1/50 - 4/1/52	USD	52,168,155	45,663,181
2.00%, 7/1/50	USD	42,620,899	35,552,708
2.00% 9/1/50 - 10/1/51	USD	36,306,457	30,275,634
2.50%, 2/1/52	USD	27,598,252	24,078,727
3.50% 4/1/52 - 5/1/53	USD	88,627,448	82,816,353
3.50%, 5/1/52	USD	38,876,875	36,203,607
3.50%, 6/1/52	USD	22,006,065	20,507,067
3.50%, 6/1/52	USD	85,837,638	80,041,455
4.00% 6/1/52 - 7/1/53	USD	17,271,894	16,586,619
4.00%, 8/1/52	USD	64,867,650	62,343,151
Fannie Mae, 40 Year (United States)
3.00%, 6/1/62	USD	22,133,914	19,404,721
Fannie Mae, Hybrid ARM (United States)
7.386%, 8/1/44(c)	USD	27,243	28,329
6.996%, 9/1/44(c)	USD	13,207	13,663
Freddie Mac, Hybrid ARM (United States)
6.727%, 10/1/44(c)	USD	45,150	46,681
5.85%, 11/1/44(c)	USD	156,230	160,166
5.885%, 1/1/45(c)	USD	81,446	83,835
Freddie Mac Gold, 30 Year (United States)
6.00%, 2/1/35	USD	21,656	22,651
4.50% 8/1/44 - 7/1/47	USD	362,277	362,787
Freddie Mac Pool, 30 Year (United States)

		Par Value	Value
2.50% 6/1/50 - 11/1/51	USD	37,189,241	$32,615,849
2.00%, 4/1/51	USD	7,039,191	5,851,780
3.50%, 7/1/52	USD	21,954,027	20,457,892
4.00%, 8/1/52	USD	52,645,677	50,586,392
3.50%, 9/1/52	USD	66,739,221	62,190,806
3.50%, 10/1/52	USD	21,720,349	20,250,171
3.50%, 8/1/53	USD	56,323,490	52,503,496
			699,112,711
			733,533,963
			842,825,275
Corporate: 32.0%
Financials: 11.9%
Bank of America Corp. (United States)
4.183%, 11/25/27	USD	9,050,000	9,031,675
2.572%, 10/20/32(d)	USD	2,975,000	2,608,584
3.846%, 3/8/37(d)	USD	24,350,000	22,508,808
Barclays PLC (United Kingdom)
4.836%, 5/9/28	USD	5,925,000	5,930,742
7.119%, 6/27/34(d)	USD	3,375,000	3,758,176
3.564%, 9/23/35(d)	USD	8,550,000	7,777,119
BNP Paribas SA (France)
4.375%, 9/28/25(b)	USD	3,290,000	3,265,476
4.375%, 5/12/26(b)	USD	5,675,000	5,636,974
4.625%, 3/13/27(b)	USD	3,100,000	3,090,229
2.591%, 1/20/28(b)(d)	USD	4,000,000	3,839,074
2.588%, 8/12/35(b)(d)	USD	18,396,000	16,021,777
Boston Properties, Inc. (United States)
3.65%, 2/1/26	USD	2,150,000	2,118,030
6.75%, 12/1/27	USD	3,550,000	3,754,031
4.50%, 12/1/28	USD	3,075,000	3,035,344
3.25%, 1/30/31	USD	8,175,000	7,363,397
6.50%, 1/15/34	USD	6,875,000	7,482,503
Capital One Financial Corp. (United States)
6.312%, 6/8/29(d)	USD	3,975,000	4,187,047
7.624%, 10/30/31(d)	USD	6,950,000	7,898,900
5.268%, 5/10/33(d)	USD	4,450,000	4,492,202
5.817%, 2/1/34(d)	USD	6,561,000	6,827,467
6.377%, 6/8/34(d)	USD	1,500,000	1,620,509
Citigroup, Inc. (United States)
6.174%, 5/25/34(d)	USD	13,050,000	13,924,277
United States 90 Day Average SOFR
+6.63%,11.887%, 10/30/40(e)	USD	4,162,250	4,984,711
HSBC Holdings PLC (United Kingdom)
4.762%, 3/29/33(d)	USD	7,625,000	7,518,788
8.113%, 11/3/33(d)	USD	13,225,000	15,725,125
6.547%, 6/20/34(d)	USD	13,650,000	14,935,363
7.399%, 11/13/34(d)	USD	8,325,000	9,558,855
6.50%, 5/2/36	USD	4,500,000	4,968,918
6.50%, 9/15/37	USD	1,100,000	1,215,892
JPMorgan Chase & Co. (United States)
1.09%, 3/11/27(a)(d)	EUR	9,550,000	10,355,630
5.04%, 1/23/28(d)	USD	2,625,000	2,668,906
4.493%, 3/24/31(d)	USD	2,125,000	2,136,393
2.522%, 4/22/31(d)	USD	2,000,000	1,816,619
2.956%, 5/13/31(d)	USD	8,550,000	7,863,852
5.717%, 9/14/33(d)	USD	6,400,000	6,785,685
Lloyds Banking Group PLC (United Kingdom)
4.50%, 11/4/24	USD	2,200,000	2,197,464
4.582%, 12/10/25	USD	6,600,000	6,576,693
4.65%, 3/24/26	USD	4,200,000	4,191,670
5.721%, 6/5/30(d)	USD	3,000,000	3,143,666
7.953%, 11/15/33(d)	USD	11,175,000	13,076,795
2 / Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                September 30, 2024
Debt Securities (continued)
		Par Value	Value
NatWest Group PLC (United Kingdom)
1.642%, 6/14/27(d)	USD	7,135,000	$6,801,125
5.808%, 9/13/29(d)	USD	4,469,000	4,679,921
6.475%, 6/1/34(d)	USD	3,200,000	3,367,409
3.032%, 11/28/35(d)	USD	13,325,000	11,851,480
The Charles Schwab Corp. (United States)
5.643%, 5/19/29(d)	USD	1,900,000	1,983,763
6.196%, 11/17/29(d)	USD	5,200,000	5,558,743
5.853%, 5/19/34(d)	USD	3,450,000	3,694,230
6.136%, 8/24/34(d)	USD	1,625,000	1,776,392
The Goldman Sachs Group, Inc. (United States)
3.615%, 3/15/28(d)	USD	11,800,000	11,609,299
5.727%, 4/25/30(d)	USD	3,000,000	3,152,858
UBS Group AG (Switzerland)
9.25%, (b)(d)(e)(f)	USD	8,625,000	10,171,756
2.746%, 2/11/33(b)(d)	USD	4,100,000	3,553,353
5.959%, 1/12/34(b)(d)	USD	7,800,000	8,340,863
UniCredit SPA (Italy)
5.459%, 6/30/35(b)(d)	USD	35,700,000	35,125,419
Wells Fargo & Co. (United States)
2.572%, 2/11/31(d)	USD	5,100,000	4,631,160
3.35%, 3/2/33(d)	USD	9,375,000	8,570,396
4.897%, 7/25/33(d)	USD	2,800,000	2,832,097
5.389%, 4/24/34(d)	USD	7,800,000	8,090,120
			401,683,750
Industrials: 18.0%
Bayer AG (Germany)
3.125%, 11/12/79(a)(d)(e)	EUR	29,600,000	31,062,352
5.375%, 3/25/82(a)(d)(e)	EUR	11,200,000	12,359,681
7.00%, 9/25/83(a)(d)(e)	EUR	7,900,000	9,397,668
British American Tobacco PLC (United Kingdom)
3.75%, (a)(d)(e)(f)	EUR	61,750,000	65,725,609
Cemex SAB de CV (Mexico)
5.125%, (b)(d)(e)(f)	USD	16,025,000	15,784,670
Charter Communications, Inc. (United States)
4.50%, 5/1/32	USD	51,975,000	44,940,356
4.50%, 6/1/33(b)	USD	21,975,000	18,661,926
Elanco Animal Health, Inc. (United States)
6.65%, 8/28/28	USD	23,957,000	24,796,765
Ford Motor Credit Co. LLC(g) (United States)
4.063%, 11/1/24	USD	9,780,000	9,768,804
5.125%, 6/16/25	USD	8,175,000	8,171,910
4.134%, 8/4/25	USD	1,325,000	1,312,769
3.375%, 11/13/25	USD	6,000,000	5,885,440
4.389%, 1/8/26	USD	6,240,000	6,185,687
6.80%, 5/12/28	USD	7,587,000	7,948,577
Foundry JV Holdco LLC(g) (United States)
5.90%, 1/25/30(b)	USD	2,050,000	2,121,804
6.15%, 1/25/32(b)	USD	1,650,000	1,715,921
Holcim AG (Switzerland)
7.125%, 7/15/36	USD	1,150,000	1,339,526
6.50%, 9/12/43(b)	USD	1,225,000	1,312,438
Imperial Brands PLC (United Kingdom)
5.50%, 2/1/30(b)	USD	4,200,000	4,335,790
4.875%, 6/7/32(a)	GBP	27,675,000	35,432,943

		Par Value	Value
Millicom International Cellular SA (Guatemala)
5.125%, 1/15/28(b)	USD	30,194,100	$29,337,285
News Corp. (United States)
3.875%, 5/15/29(b)	USD	10,497,000	9,928,295
Optics Bidco SpA(g) (Italy)
7.20%, 7/18/36(b)	USD	5,716,000	6,151,376
7.721%, 6/4/38(b)	USD	2,764,000	3,056,296
Prosus NV (China)
4.193%, 1/19/32(b)	USD	2,000,000	1,874,735
2.031%, 8/3/32(b)	EUR	32,475,000	31,254,881
4.027%, 8/3/50(b)	USD	11,675,000	8,535,854
3.832%, 2/8/51(b)	USD	10,234,000	7,203,432
4.987%, 1/19/52(b)	USD	13,317,000	11,245,171
QVC, Inc.(g) (United States)
4.45%, 2/15/25	USD	8,950,000	8,894,339
TC Energy Corp. (Canada)
5.625%, 5/20/75(d)(e)	USD	3,425,000	3,391,294
5.875%, 8/15/76(d)(e)	USD	26,645,000	26,454,105
5.30%, 3/15/77(d)(e)	USD	30,142,000	29,591,137
5.50%, 9/15/79(d)(e)	USD	15,955,000	15,407,410
5.60%, 3/7/82(d)(e)	USD	1,900,000	1,844,706
Telecom Italia SPA (Italy)
7.20%, 7/18/36	USD	1,628,000	1,699,124
7.721%, 6/4/38	USD	1,336,000	1,424,593
T-Mobile U.S., Inc. (United States)
3.50%, 4/15/31	USD	17,225,000	16,207,990
8.75%, 3/15/32	USD	21,050,000	26,100,327
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(b)	USD	7,180,000	7,149,434
5.25%, 6/6/29(b)	USD	1,449,000	1,434,510
VMware, Inc. (United States)
1.40%, 8/15/26	USD	7,350,000	6,963,272
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(d)(e)	USD	14,925,000	15,744,681
3.00%, 8/27/80(a)(d)(e)	EUR	20,148,000	20,897,827
4.125%, 6/4/81(d)(e)	USD	3,850,000	3,489,923
			603,542,633
Utilities: 2.1%
American Electric Power Co., Inc. (United States)
5.699%, 8/15/25	USD	19,135,000	19,286,559
Dominion Energy, Inc. (United States)
5.75%, 10/1/54(d)(e)	USD	13,394,000	13,394,000
NextEra Energy, Inc. (United States)
6.051%, 3/1/25	USD	1,700,000	1,707,151
5.749%, 9/1/25	USD	4,375,000	4,419,284
5.00%, 7/15/32	USD	4,500,000	4,632,003
5.65%, 5/1/79(d)(e)	USD	8,075,000	8,009,352
The Southern Co. (United States)
5.113%, 8/1/27	USD	4,425,000	4,527,402
3.75%, 9/15/51(d)(e)	USD	14,226,000	13,768,493
			69,744,244
			1,074,970,627
Total Debt Securities (Cost $3,193,384,310)			$3,233,497,524
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox Global Bond Fund / 3

Consolidated Portfolio of Investments (unaudited)
                September 30, 2024
Short-Term Investments: 5.8%
		Par Value/ Shares	Value
Repurchase Agreements: 4.9%
Fixed Income Clearing Corp.(h) 4.83%, dated 9/30/24, due 10/1/24, maturity value $160,021,467	USD	160,000,000	$160,000,000
Fixed Income Clearing Corp.(h) 2.20%, dated 9/30/24, due 10/1/24, maturity value $3,231,082	USD	3,230,885	3,230,885
			163,230,885
Money Market Fund: 0.9%
State Street Institutional U.S. Government Money Market Fund - Premier Class	USD	30,704,957	30,704,957
Total Short-Term Investments (Cost $193,935,842)			$193,935,842
Total Investments in Securities (Cost $3,387,320,152)		102.1%	$3,427,433,366
Other Assets Less Liabilities		(2.1)%	(71,277,851)
Net Assets		100.0%	$3,356,155,515
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(d)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(e)	Hybrid security: characteristics of both a debt and equity security.
(f)	Perpetual security: no stated maturity date.
(g)	Subsidiary. Security may be issued by parent company or one of its subsidiaries. (see below)
(h)	Repurchase agreement is collateralized by U.S. Treasury Notes 3.25%- 4.875%, 4/30/26-5/15/42. Total collateral value is $166,495,565.

Debt securities are grouped by parent company unless otherwise noted.
Actual securities may be issued by the listed parent company or one of its subsidiaries.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
RB: Revenue Bond
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate
AUD: Australian Dollar
BRL: Brazilian Real
CLP: Chilean Peso
COP: Colombian Peso
EUR: Euro
GBP: British Pound
HUF: Hungarian Forint
IDR: Indonesian Rupiah
JPY: Japanese Yen
KRW: South Korean Won
MXN: Mexican Peso
MYR: Malaysian Ringgit
NOK: Norwegian Krone
NZD: New Zealand Dollar
PEN: Peruvian Nuevo Sol
SEK: Swedish Krona
USD: United States Dollar
ZAR: South African Rand
4 / Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                September 30, 2024
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note— Long Position	1,457	12/19/24	$166,507,781	$(7,400)
UK-Gilt— Long Position	358	12/27/24	47,111,372	(894,657)
Ultra 10 Year U.S. Treasury Note— Long Position	883	12/19/24	104,456,141	56,664
				$(845,393)
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BRL: Brazilian Real
Morgan Stanley	5/22/25	USD	8,483,246	BRL	45,778,141	$370,585
COP: Colombian Peso
Barclays	12/12/24	COP	54,106,000,000	USD	12,631,260	117,157
Goldman Sachs	12/12/24	USD	12,595,240	COP	54,106,000,000	(153,177)
EUR: Euro
Morgan Stanley	1/9/25	EUR	3,015,000	USD	3,367,846	1,755
Morgan Stanley	1/9/25	USD	17,584,180	EUR	15,866,476	(148,389)
Morgan Stanley	1/9/25	USD	17,409,419	EUR	15,707,811	(145,824)
Morgan Stanley	1/9/25	USD	17,673,456	EUR	15,945,808	(147,776)
Morgan Stanley	1/9/25	USD	17,673,007	EUR	15,945,808	(148,225)
Bank of America	4/10/25	USD	17,580,505	EUR	15,817,915	(156,234)
Bank of America	4/10/25	USD	17,667,395	EUR	15,897,004	(158,028)
HSBC	4/10/25	USD	17,667,370	EUR	15,897,004	(158,054)
Morgan Stanley	4/10/25	USD	17,402,627	EUR	15,659,736	(156,745)
GBP: British Pound
Morgan Stanley	1/9/25	USD	19,887,352	GBP	15,220,348	(454,936)
Morgan Stanley	1/9/25	USD	19,889,356	GBP	15,220,348	(452,931)
Standard Chartered	1/9/25	USD	2,238,884	GBP	1,713,700	(51,509)
MXN: Mexican Peso
Morgan Stanley	4/24/25	USD	12,964,672	MXN	235,741,821	1,359,262
Goldman Sachs	6/26/25	USD	3,444,110	MXN	67,000,000	176,676
NOK: Norwegian Krone
HSBC	10/31/24	USD	2,063,079	NOK	22,801,534	(98,256)
HSBC	10/31/24	USD	3,096,992	NOK	34,335,345	(157,622)
HSBC	10/31/24	USD	2,616,701	NOK	27,954,053	(33,037)
NZD: New Zealand Dollar
Morgan Stanley	8/28/25	USD	29,068,916	NZD	46,638,989	(562,589)
Morgan Stanley	8/28/25	USD	2,534,164	NZD	4,067,000	(49,754)
PEN: Peruvian Sol
Goldman Sachs	5/22/25	USD	10,616,529	PEN	39,950,000	(131,899)
Morgan Stanley	5/22/25	USD	10,616,529	PEN	39,950,000	(131,899)
ZAR: South African Rand
Bank of America	1/16/25	USD	3,729,724	ZAR	67,550,000	(144,685)
Bank of America	1/16/25	USD	3,512,301	ZAR	63,637,804	(137,720)
HSBC	4/10/25	USD	12,535,483	ZAR	239,026,593	(1,068,239)
Morgan Stanley	4/10/25	USD	12,547,657	ZAR	239,026,593	(1,056,065)
Unrealized gain on currency forward contracts						2,025,435
Unrealized loss on currency forward contracts						(5,903,593)
Net unrealized loss on currency forward contracts						$(3,878,158)
The listed counterparty may be the parent company or one of its subsidiaries.
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox Global Bond Fund / 5

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Debt securities, and derivatives traded over-the-counter are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates.  Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at September 30, 2024:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Debt Securities
Government	$—	$1,095,935,224
Government-Related	—	219,766,398
Securitized	—	842,825,275
Corporate	—	1,074,970,627
Short-Term Investments
Repurchase Agreements	—	163,230,885
Money Market Fund	30,704,957	—
Total Securities	$30,704,957	$3,396,728,409
Other Investments
Futures Contracts
Appreciation	$56,664	$—
Depreciation	(902,057)	—
Currency Forward Contracts
Appreciation	—	2,025,435
Depreciation	—	(5,903,593)
Security transactions. Security transactions are recorded on the trade date.
6 / Dodge & Cox Global Bond Fund